Filed with the U.S. Securities and Exchange Commission on February 25, 2022

1933 Act Registration File No. 333-187194

1940 Act File No. 811-22811

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 56	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 58	☒

BRIDGE BUILDER TRUST

(Exact Name of Registrant as Specified in Charter)

12555 Manchester Road

St. Louis, MO 63131

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (314) 515-2000

Evan S. Posner, Secretary

Bridge Builder Trust

12555 Manchester Road

St. Louis, MO 63131

(Name and Address of Agent for Service)

Copy to:

Sean Graber, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 56 to the Registration Statement of the Bridge Builder Trust is being filed to add three new Funds: Bridge Builder Tax Managed Large Cap Fund, Bridge Builder Tax Managed Small/Mid Cap Fund and Bridge Builder Tax Managed International Equity Fund.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED

SUBJECT TO COMPLETION

Preliminary Prospectus Dated February 25, 2022

TM

Bridge Builder Tax Managed Large Cap Fund

Ticker: [XX]

Bridge Builder Tax Managed Small/Mid Cap Fund

Ticker: [XX]

Bridge Builder Tax Managed International Equity Fund

Ticker: [XX]

PROSPECTUS

[Date], 2022

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

SUMMARY SECTION

Bridge Builder Tax Managed Large Cap Fund

Investment Objective

The investment objective of Bridge Builder Tax Managed Large Cap Fund (the “Fund” or the “Large Cap Fund”) is to seek to provide a tax-efficient investment return consisting of capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as annual program or administrative fees for participating in Edward Jones Advisory Solutions® (“Advisory Solutions”), which are not reflected in the table and examples below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.44%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.05%

Total Annual Fund Operating Expenses	0.49%
Less Waivers(1)	(0.15)%

Net Annual Fund Operating Expenses	0.34%

(1)

Olive Street Investment Advisers, LLC (the “Adviser”) has contractually agreed, until at least October 28, 2023 to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s sub-advisers. This contractual agreement may not be terminated by the Adviser without the consent of the Board of Trustees of Bridge Builder Trust (the “Trust”), except that the Adviser may terminate the agreement upon written notice to the Trust, effective as of the end of the expense limitation period ended October 28, 2023, if written notice is provided to the Trust by or before April 15, 2023. Such waivers are not subject to reimbursement by the Fund.

(2)	Other expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Adviser’s agreement to waive management fees until October 28, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$35	$142

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as certain investment companies (see below), with economic characteristics that seek to track the performance of securities of large capitalization companies. The Fund defines large capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index (as of July 1, 2021, companies with capitalizations of at least approximately $3.6 billion). The market capitalization of the companies included in the Russell 1000® Index will change with market conditions. While the Fund primarily invests in equity securities of large capitalization companies, it may also invest in securities of small- and mid-capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities. The Fund may also invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund does not intend to hedge the currency exposure that may be created by its investments in securities denominated in foreign currencies, although a Sub-adviser (defined below) may consider currency risks as part of its investment process.

The Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. From time to time, the Fund may also focus its investments in a particular sector, such as the information technology sector.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that will be retained by the Adviser. The Fund implements the investment recommendations of the Fund’s sub-advisers through the use of Parametric Portfolio Associates LLC (“Parametric” and, together with the Fund’s other sub-advisers, the “Sub-advisers”) as overlay manager appointed by the Adviser. In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the Fund. In this role, Parametric manages one or more allocated portions of the Fund pursuant to a strategy that is designed to provide similar exposure to certain designated indices, as described in additional detail below.

Each Sub-adviser (other than Parametric in its role as overlay manager) manages its allocated portion of the Fund’s portfolio by providing a model portfolio to Parametric on an ongoing basis that represents that Sub-adviser’s recommendation as to the securities to be purchased, sold or retained by the Fund. Parametric, as the overlay manager, then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-advisers, including with respect to each direct indexing portion of the Fund, with the weighting of each Sub-adviser’s model in the total portfolio determined by the Adviser.

Each Sub-adviser may use its own proprietary and external research and securities selection processes in constructing its model portfolio. Pursuant to direction from the Adviser, Parametric has limited authority to vary from the models, primarily for the purpose of efficient tax management of the Fund’s securities transactions. Parametric seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible. The Adviser may also direct Parametric to adjust the portfolio to implement the Adviser’s forward-looking views regarding various portfolio characteristics or factors, or for risk management purposes. Parametric may also vary the portfolio implementation to seek trading cost efficiencies, portfolio rebalancing or other portfolio construction objectives as directed by the Adviser.

In connection with the construction of the Fund’s portfolio, the Adviser may allocate Fund assets for each investment strategy to the following Sub-advisers: Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), ClearBridge Investments, LLC (“ClearBridge”), Parametric, and T. Rowe Price Associates, Inc. (“T. Rowe Price”). The Adviser may adjust the weighting of Fund assets allocated to each Sub-adviser’s model at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser.

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Below is a summary of each Sub-adviser’s principal investment strategies.

Barrow Hanley’s Principal Investment Strategies

Barrow Hanley recommends companies that are temporarily undervalued for reasons Barrow Hanley can identify, understand, and believe will improve over time. In its valuation framework, Barrow Hanley strives to construct portfolios that trade at levels below the market across multiple metrics (e.g., price/earnings, price/book value) while simultaneously delivering an above-market dividend yield.

ClearBridge’s Principal Investment Strategies

ClearBridge recommends investments primarily in equity securities of U.S. companies. ClearBridge typically recommends investments in medium and large capitalization companies but may also recommend investments in small-capitalization companies. ClearBridge may recommend that up to 20% of its allocated portion of the Fund’s assets be invested in the equity securities of foreign issuers, including through ADRs.

In constructing its model portfolio, ClearBridge seeks to provide long-term appreciation of capital with an investment strategy consisting of individual company selection and management of cash reserves. ClearBridge looks to recommend investments among a strong core of growth and value stocks, consisting primarily of blue-chip companies dominant in their industries. ClearBridge may also recommend investments in companies with prospects for sustained earnings growth and/or a cyclical earnings record.

Parametric’s Principal Investment Strategies

In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the Fund. This strategy is designed to provide the Fund with similar exposure to the S&P 500® Growth Index and S&P 500® Value Index while maximizing after-tax returns through a variety of tax management techniques. The strategy seeks to exceed its benchmark on an after-tax basis. The criterion for the selection of investments is inclusion within the S&P 500® Growth Index or S&P 500® Value Index.

T. Rowe Price’s Principal Investment Strategies

T. Rowe Price seeks to provide long-term capital appreciation through investments in common stocks of growth companies. In constructing its model portfolio for the Fund, T. Rowe Price generally looks for companies having the following characteristics: above-average growth in earnings and cash flow, ability to sustain earning momentum even during economic slowdowns, and a lucrative niche in the economy and ability to expand even during times of slow economic growth. T. Rowe Price will normally recommend that at least 80% of its allocated portion of the Fund’s net assets be invested in the common stocks of large-capitalization companies.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares varies as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You may lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks affecting the Fund that can cause a decline in value are set forth below. The risks are ordered in alphabetical order after the first six risks, although the order of the risk factors does not indicate the significance of any particular risk factor.

•

Market Risk. The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets, a particular securities market, or other types of investments. A variety of factors can influence underperformance and can

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have a significant impact on the Fund and its investments, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, and recessions. In addition, the impact of any epidemic, pandemic, natural disaster, spread of infectious illness or other public health issue, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

•

Equity Risk. The value of equity securities will rise and fall over short or extended periods of time in response to the activities of the company that issued them, general market conditions, and/or economic conditions.

•

Active Management Risk. A significant portion of the Fund is actively managed with discretion and may underperform market indices, including relevant benchmark indices, or other mutual funds with similar investment objectives. In addition, to the extent that a Sub-adviser’s investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund, the Fund can perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends.

•

Larger Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Taxation Risk. The Fund is managed to seek to minimize tax consequences to shareholders, but there is no guarantee that the Fund will be able to operate without incurring taxable income and gains to shareholders. The Fund will engage in tax management techniques such as tax loss harvesting, whereby securities are sold in order to generate capital losses to offset current and future capital gains. However, there are certain risks inherent with tax loss harvesting, including the possibility that such activity does not improve the Fund’s after-tax returns. During certain market conditions, such as lower volatility periods and periods of strong economic growth, the Fund’s ability to generate capital losses to offset capital gains may be limited, which would limit the Fund’s ability to implement its tax loss harvesting strategy. In addition, because loss harvesting continuously decreases the cost-basis of the Fund’s portfolio, there is a risk that opportunities to realize losses may decrease over time. Tax loss harvesting may also increase the Fund’s portfolio turnover rates. In addition, the “wash sales” rule will limit the Fund’s ability to currently recognize a loss from the tax loss harvesting strategy when selling and purchasing substantially identical assets within a 61-day window (i.e., a period beginning 30 days before the date of such purchase or the sale and ending 30 days after such date). In such a case, the basis of the newly purchased securities will be adjusted to reflect the disallowed loss.

•

Overlay Manager Risk. The Fund implements the investment recommendations of the Sub-advisers through the use of an overlay manager appointed by the Adviser. Pursuant to direction from the Adviser, the overlay manager has limited authority to vary from the models. The Fund is subject to the risk that the performance of a portion of the Fund allocated to a particular Sub-adviser may deviate from the performance of that Sub-adviser’s model portfolio or the performance of other proprietary or client accounts over which that Sub-adviser retains trading authority. The overlay manager’s variation from a Sub-adviser’s model portfolio may contribute to performance deviations, including under performance.

•

American Depositary Receipts or Global Depositary Receipts Risk. ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. securities they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

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•

Counterparty Risk. When the Fund enters into an investment contract, the Fund is exposed to the risk that the other party may be unable or unwilling to fulfill its obligations, which could adversely impact the value of the Fund.

•

Currency Risk. Certain securities in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates will affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns on foreign currency dominated securities for U.S. investors while a weak U.S. dollar will increase those returns.

The Fund does not seek to hedge its currency risk. Accordingly, the Fund may experience losses (or gains) that would not have been experienced had the risk been hedged, due to declines (or increases) in the value of foreign currencies in relation to the U.S. dollar. In addition, although a Sub-adviser may consider currency risks as part of its investment process, its judgments in this regard may not always be correct.

•

Direct Indexing Risk. Because the portion of the Fund allocated to Parametric is managed so that its total return closely corresponds with that of the S&P 500® Growth Index and S&P 500® Value Index, the Fund faces a risk of poor performance if the S&P 500® Growth Index and S&P 500® Value Index decline generally or perform poorly relative to other U.S. equity indexes or individual stocks, the stocks of companies which comprise the S&P 500® Growth Index and S&P 500® Value Index fall out of favor with investors, or an adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the S&P 500® Growth Index and S&P 500® Value Index.

•

Foreign Securities Risk. The risks of investing in foreign securities can increase the potential for losses in the Fund and may include currency risk, political and economic instability, additional or fewer government regulations, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors, and less stringent regulation of securities markets. In addition, periodic U.S. Government prohibitions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

•

Growth Style Risk. The Fund is managed partially in a growth investment style. Growth stocks can perform differently from the market as a whole and other types of stocks and may underperform other types of investments or investment styles, as different market styles tend to shift in and out of favor depending upon market conditions and other factors. Growth stocks are stocks of companies expected to increase revenues and earnings at a faster rate than their peers.

•

Investment Company and Exchange Traded Fund Risk. An investment company, including an ETF in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively. Large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

•

Investment Strategy Risk. There is no assurance the Fund’s investment objective will be achieved. Investment decisions may not produce the expected results. The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

•	Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole or other similar securities.

•

Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit the Fund’s ability to value securities, or prevent the Fund from selling securities at desirable times or prices.

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•

Multi-Manager and Multi-Style Management Risk. The Fund allocates its assets to multiple Sub-advisers believed to have complementary styles. These investment styles, at times, may not be complementary and could result in more exposure to certain types of securities. In addition, a Sub-adviser may implement its model portfolio for its other accounts prior to submitting its model to the overlay manager appointed by the Adviser for the Fund, or after submitting its model portfolio to the overlay manager but before the overlay manager has had an opportunity to place some or all of the trades necessary for the Fund to implement the model portfolio. In these circumstances, trades placed by the overlay manager pursuant to a model portfolio may be subject to price movements that result in the Fund receiving prices that are different from the prices obtained by the Sub-adviser for its other accounts, including less favorable prices.

•	Real Estate Investment Trusts Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

•

Redemption Risk. The Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions.

•

Regulatory and Judicial Risk. The regulation of security transactions in the United States is a rapidly changing area of law. Securities markets are subject to legislative, regulatory, and judicial actions which could have a substantial adverse effect on the Fund’s performance.

•

Sector Focus Risk. Because the Fund may invest a significant portion of its assets in a particular sector of the market, the Fund may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the share price of a fund that is more diversified across numerous sectors.

•

Information Technology Sector Risk. From time to time, the Fund may focus its investments in the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins, and may be subject to extensive regulatory requirements causing considerable expense and delay. In addition, information technology companies are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

•

Smaller Company Risk. Investments in smaller capitalization companies (including mid-capitalization and small-capitalization companies) may have greater risks, as these companies may have less operating history, narrower product or customer markets, and fewer managerial and financial resources than more established companies. Smaller capitalization stocks may be more volatile and have less liquidity.

•

Value Style Risk. Value stocks can perform differently from the market as a whole and other types of stocks and may underperform other types of investments or investment styles, as different market styles tend to shift in and out of favor depending upon market conditions and other factors. Value stocks are believed to be undervalued relative to their projected underlying profitability.

Performance

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. See the Fund’s website www.bridgebuildermutualfunds.com/literature for updated performance information. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

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Fund Management

Olive Street Investment Advisers, LLC is the investment adviser for the Fund.

Sub-advisers and Portfolio Managers

The Adviser may allocate Fund assets for each investment strategy to the following Sub-advisers, which allocations may be adjusted at any time:

Barrow Hanley

Portfolio Managers	Position with Barrow Hanley	Length of Service to the Fund
Mark Giambrone	Senior Managing Director, Portfolio Manager/Analyst	Since Inception
Michael Nayfa, CFA	Managing Director, Portfolio Manager/Analyst	Since Inception
Terry Pelzel, CFA	Managing Director, Portfolio Manager/Analyst	Since Inception

ClearBridge

Portfolio Managers	Position with ClearBridge	Length of Service to the Fund
Scott Glasser	Portfolio Manager, Managing Director, Chief Investment Officer	Since Inception
Michael Kagan	Portfolio Manager, Managing Director	Since Inception

Parametric

Portfolio Managers	Position with Parametric	Length of Service to the Fund
Thomas Seto	Head of Investment Management	Since Inception
Paul Bouchey, CFA	Global Head of Research	Since Inception

T. Rowe Price

Portfolio Manager	Position with T. Rowe Price	Length of Service to the Fund
Taymour Tamaddon	Portfolio Manager and Vice President	Since Inception

Purchase and Sale of Fund Shares

Fund shares are currently available exclusively to investors participating in Advisory Solutions, an investment advisory program or asset-based fee program sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), as well as current and former Trustees of the Trust. Advisory Solutions investors may purchase and sell or redeem Fund shares only from Edward Jones through Advisory Solutions. Current and former Trustees of the Trust may purchase and sell or redeem shares directly. There are no initial or subsequent minimum purchase amounts for the Fund. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax Information

The Fund’s distributions will normally be taxed as qualified dividend income, ordinary income or capital gains. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

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SUMMARY SECTION

Bridge Builder Tax Managed Small/Mid Cap Fund

Investment Objective

The investment objective of Bridge Builder Tax Managed Small/Mid Cap Fund (the “Fund” or the “Small/Mid Cap Fund”) is to seek to provide a tax-efficient investment return consisting of capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as annual program or administrative fees for participating in Edward Jones Advisory Solutions® (“Advisory Solutions”), which are not reflected in the table and examples below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.64%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.11%

Total Annual Fund Operating Expenses	0.75%
Less Waivers(1)	(0.21)%

Net Annual Fund Operating Expenses	0.54%

(1)

Olive Street Investment Advisers, LLC (the “Adviser”) has contractually agreed, until at least October 28, 2023, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s sub-advisers. This contractual agreement may not be terminated by the Adviser without the consent of the Board of Trustees (the “Board”) of Bridge Builder Trust (the “Trust”), except that the Adviser may terminate the agreement upon written notice to the Trust, effective as of the end of the expense limitation period ended October 28, 2023, if written notice is provided to the Trust by or before April 15, 2023. Such waivers are not subject to reimbursement by the Fund.

In addition, the Adviser has contractually agreed, until at least October 28, 2023, to waive its fees and/or reimburse Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and extraordinary or non-routine expenses) to the extent necessary to limit Total Annual Fund Operating Expenses to 0.73% of the Fund’s average daily net assets. Any fee reductions or expense payments made by the Adviser (other than management fees waived as described in footnote 1) are subject to reimbursement by the Fund, if requested by the Adviser, in the thirty six (36) month period following such fee waiver and/or expense payment, if the aggregate amount actually paid by the Fund toward operating expenses, as accrued each month (taking into account any reimbursements) does not exceed the Fund’s expense cap accrued for such month (i) at the time of the fee waiver and/or expense payment and (ii) at the time of the reimbursement. This contractual agreement may be terminated by the Board, at any time, upon sixty (60) days’ prior written notice to the Adviser. This contractual agreement may not be terminated by the Adviser without the consent of the Board, except that the Adviser may terminate the agreement upon written notice to the Trust, effective as of the end of the expense limitation period ended October 28, 2023, if written notice is provided to the Trust by or before April 15, 2023.

(2)	Other expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then

8

redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Adviser’s agreement to waive fees until October 28, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$55	$219

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small- and mid-capitalization companies and other instruments, such as certain investment companies (see below), with economic characteristics that seek to track the performance of securities of small- and mid-capitalization companies. The Fund defines small- and mid-capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell Midcap® Index and the Russell 2000® Index (as of July 1, 2021, companies with capitalizations less than approximately $46.4 billion). The market capitalization of the companies included in the Russell Midcap® Index and the Russell 2000® Index will change with market conditions. While the Fund primarily invests in equity securities of small- and mid-capitalization companies, it may also invest in securities of large capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities. The Fund may also invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund does not intend to hedge the currency exposure that may be created by its investments in securities denominated in foreign currencies, although a Sub-adviser (defined below) may consider currency risks as part of its investment process.

The Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. From time to time, the Fund may also focus its investments in a particular sector, such as the information technology sector.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that will be retained by the Adviser. The Fund implements the investment recommendations of the Fund’s sub-advisers through the use of Parametric Portfolio Associates LLC (“Parametric” and, together with the Fund’s other sub-advisers, the “Sub-advisers”) as overlay manager appointed by the Adviser. In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the Fund. In this role, Parametric manages one or more allocated portions of the Fund pursuant to a strategy that is designed to provide similar exposure to certain designated indices, as described in additional detail below.

Each Sub-adviser (other than Parametric in its role as overlay manager) manages its portion of the Fund’s portfolio by providing a model portfolio to Parametric on an ongoing basis that represents that Sub-adviser’s recommendation as to the securities to be purchased, sold or retained by the Fund. Parametric, as the overlay manager, then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-advisers, including with respect to each direct indexing portion of the Fund, with the weighting of each Sub-adviser’s model in the total portfolio determined by the Adviser.

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Each Sub-adviser may use its own proprietary and external research and securities selection processes in constructing its model portfolio. Pursuant to direction from the Adviser, Parametric has limited authority to vary from the models, primarily for the purpose of efficient tax management of the Fund’s securities transactions. Parametric seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible. The Adviser may also direct Parametric to adjust the portfolio to implement the Adviser’s forward-looking views regarding various portfolio characteristics or factors, or for risk management purposes. Parametric may also vary the portfolio implementation to seek trading cost efficiencies, portfolio rebalancing or other portfolio construction objectives as directed by the Adviser.

In connection with the construction of the Fund’s portfolio, the Adviser may allocate Fund assets for each investment strategy to the following Sub-advisers: AllianceBernstein L.P. (“AllianceBernstein”), Goldman Sachs Asset Management, L.P. (“GSAM”), J.P. Morgan Investment Management Inc. (“J.P. Morgan”), Neuberger Berman Investment Advisers LLC (“Neuberger Berman”), Parametric and Allspring Global Investments, LLC (“Allspring”). The Adviser may adjust the weighting of Fund assets allocated to each Sub-adviser’s model at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser.

Below is a summary of each Sub-adviser’s principal investment strategies.

AllianceBernstein’s Principal Investment Strategies

AllianceBernstein recommends investments primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies. Under normal circumstances, AllianceBernstein expects to recommend that at least 80% of its allocated portion of the Fund’s net assets be invested in securities of small- to mid-capitalization companies. AllianceBernstein considers small- to mid-capitalization companies to be companies that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500® Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500® Value Index. As of December 31, 2021, the market capitalizations of the companies in the Russell 2500® Value Index ranged from $1.46 million to $29.82 billion.

In constructing its model portfolio, AllianceBernstein generally looks for companies that are determined by AllianceBernstein to be undervalued, using AllianceBernstein’s fundamental value approach. In making recommendations for its allocated portion of the Fund’s assets, AllianceBernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

GSAM’s Principal Investment Strategies

GSAM seeks long-term growth of capital and expects to recommend, under normal circumstances, that at least 80% of its net allocated assets plus any borrowings for investment purposes (measured at the time of purchase) be invested in a diversified portfolio of equity investments in small and mid-cap companies. GSAM aims to outperform the Russell 2500® Growth Index over a full market cycle. Through a fundamental process, GSAM’s investment team evaluates potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The investment team also considers valuation of companies when determining whether to recommend the purchase or sale of securities. Although GSAM recommends investments primarily in publicly traded U.S. securities, it may also recommend investments in foreign securities.

J.P. Morgan’s Principal Investment Strategies

J.P. Morgan employs a fundamental bottom-up investment process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which J.P. Morgan believes will

10

achieve above-average growth in the future. Under normal circumstances, J.P. Morgan expects to recommend the investment of at least 80% of its allocated portion of the Fund’s net assets in equity securities of mid-cap companies. J.P. Morgan defines mid-cap companies as companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase. As of December 31, 2021, the market capitalizations of the companies in the Russell Midcap® Growth Index ranged from $0.44 billion to $58.7 billion. In constructing its model portfolio for the Fund, J.P. Morgan seeks growth companies with leading competitive positions that can achieve sustainable growth. J.P. Morgan may recommend that a security be sold due to a change in the company’s fundamentals or if J.P. Morgan believes the security is no longer attractively valued. J.P. Morgan may also recommend that a security be sold if J.P. Morgan identifies a stock that it believes offers a better investment opportunity.

Neuberger Berman’s Principal Investment Strategies

Neuberger Berman recommends investments that are comprised mainly of common stocks of small-mid capitalization companies, which Neuberger Berman defines as those with a total market capitalization within the market capitalization range of companies in the Russell 2500® Index at the time of initial purchase. The market capitalization of the companies in Neuberger Berman’s model portfolio and the Russell 2500® Index changes over time and Neuberger Berman may continue to recommend that a position in a company continue to be held or added to after its market capitalization has moved outside the range of the Russell 2500® Index. As of December 31, 2021, the market capitalizations of the companies in the Russell 2500® Index ranged from $32 million to $38.9 billion.

Neuberger Berman seeks to reduce risk by diversifying among many companies and industries. At times, Neuberger Berman’s portfolio managers may emphasize certain sectors that they believe will benefit from market or economic trends. Although Neuberger Berman expects to recommend investments primarily in domestic stocks, it may also recommend investments in stocks of foreign companies. Neuberger Berman’s portfolio managers generally look for what they believe to be high-quality companies whose current market shares and balance sheets are strong. In addition, Neuberger Berman’s portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: a history of above- average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and a belief that the company has sound future business prospects. This approach is designed to seek to benefit from potential increases in stock prices, while endeavoring to limit the risks typically associated with small-mid capitalization stocks. Neuberger Berman’s portfolio managers follow a disciplined selling strategy and may recommend the sale of a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

Parametric’s Principal Investment Strategies

In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the Fund. This strategy is designed to provide the Fund with similar exposure to the Russell Midcap® Growth Index, Russell Midcap® Value Index, Russell 2000® Growth Index and Russell 2000® Value Index while maximizing after-tax returns through a variety of tax management techniques. The strategy seeks to exceed its benchmark on an after-tax basis. The criterion for the selection of investments is inclusion within the Russell Midcap® Growth Index, Russell Midcap® Value Index, Russell 2000® Growth Index or Russell 2000® Value Index.

Allspring’s Principal Investment Strategies

Under normal circumstances, Allspring expects to recommend that at least 80% of its allocated portion of the Fund’s net assets be invested in equity securities of medium-capitalization companies. Allspring looks for undervalued companies that Allspring believes have the potential for above average capital appreciation with below average risk. Rigorous fundamental research drives Allspring’s search for companies with favorable

11

reward-to-risk ratios and that possess, a long-term competitive advantage provided by a durable asset base, strong balance sheets, and sustainable and superior cash flows. Typical recommendations by Allspring include stocks of companies that are generally out of favor in the marketplace, or are undergoing reorganization or other corporate action that may create above-average price appreciation. Allspring regularly reviews the investments of the model portfolio and may recommend the sale of a portfolio holding when a stock nears its price target, downside risks increase considerably, the company’s fundamentals have deteriorated, or Allspring identifies a more attractive investment opportunity.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares varies as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You may lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks affecting the Fund that can cause a decline in value are set forth below. The risks are ordered in alphabetical order after the first six risks, although the order of the risk factors does not indicate the significance of any particular risk factor.

•

Market Risk. The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets, a particular securities market, or other types of investments. A variety of factors can influence underperformance and can have a significant impact on the Fund and its investments, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, and recessions. In addition, the impact of any epidemic, pandemic, natural disaster, spread of infectious illness or other public health issue, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

•

Equity Risk. The value of equity securities will rise and fall over short or extended periods of time in response to the activities of the company that issued them, general market conditions, and/or economic conditions.

•

Active Management Risk. A significant portion of the Fund is actively managed with discretion and may underperform market indices, including relevant benchmark indices, or other mutual funds with similar investment objectives. In addition, to the extent that a Sub-adviser’s investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund, the Fund can perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends.

•

Smaller Company Risk. Investments in smaller capitalization companies (including mid-capitalization and small-capitalization companies) may have greater risks, as these companies may have less operating history, narrower product or customer markets, and fewer managerial and financial resources than more established companies. Smaller capitalization stocks may be more volatile and have less liquidity.

•

Taxation Risk. The Fund is managed to seek to minimize tax consequences to shareholders, but there is no guarantee that the Fund will be able to operate without incurring taxable income and gains to shareholders. The Fund will engage in tax management techniques such as tax loss harvesting, whereby securities are sold in order to generate capital losses to offset current and future capital gains. However, there are certain risks inherent with tax loss harvesting, including the possibility that such activity does not improve the Fund’s after-tax returns. During certain market conditions, such as lower volatility

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periods and periods of strong economic growth, the Fund’s ability to generate capital losses to offset capital gains may be limited, which would limit the Fund’s ability to implement its tax loss harvesting strategy. In addition, because loss harvesting continuously decreases the cost-basis of the Fund’s portfolio, there is a risk that opportunities to realize losses may decrease over time. Tax loss harvesting may also increase the Fund’s portfolio turnover rates. In addition, the “wash sales” rule will limit the Fund’s ability to currently recognize a loss from the tax loss harvesting strategy when selling and purchasing substantially identical assets within a 61-day window (i.e., a period beginning 30 days before the date of such purchase or the sale and ending 30 days after such date). In such a case, the basis of the newly purchased securities will be adjusted to reflect the disallowed loss.

•

Overlay Manager Risk. The Fund implements the investment recommendations of its Sub-advisers through the use of an overlay manager appointed by the Adviser. Pursuant to direction from the Adviser, the overlay manager has limited authority to vary from the models. The Fund is subject to the risk that the performance of a portion of the Fund allocated to a particular Sub-adviser may deviate from the performance of that Sub-adviser’s model portfolio or the performance of other proprietary or client accounts over which that Sub-adviser retains trading authority. The overlay manager’s variation from the Sub-adviser’s model portfolio may contribute to performance deviations, including under performance.

•

American Depositary Receipts or Global Depositary Receipts Risk. ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. securities they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

•

Counterparty Risk. When the Fund enters into an investment contract, the Fund is exposed to the risk that the other party may be unable or unwilling to fulfill its obligations, which could adversely impact the value of the Fund.

•

Currency Risk. Certain securities in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates will affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns on foreign currency dominated securities for U.S. investors while a weak U.S. dollar will increase those returns.

The Fund does not seek to hedge its currency risk. Accordingly, the Fund may experience losses (or gains) that would not have been experienced had the risk been hedged, due to declines (or increases) in the value of foreign currencies in relation to the U.S. dollar. In addition, although a Sub-adviser may consider currency risks as part of its investment process, its judgments in this regard may not always be correct.

•

Direct Indexing Risk. Because the portion of the Fund allocated to Parametric is managed so that its total return closely corresponds with that of the Russell Midcap® Growth Index, Russell Midcap® Value Index, Russell 2000® Growth Index and Russell 2000® Value Index, the Fund faces a risk of poor performance if any such index declines generally or performs poorly relative to other U.S. equity indexes or individual stocks, the stocks of companies which comprise any such index fall out of favor with investors, or an adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in any such index.

•

Foreign Securities Risk. The risks of investing in foreign securities can increase the potential for losses in the Fund and may include currency risk, political and economic instability, additional or fewer government regulations, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors, and less stringent regulation of

13

securities markets. In addition, periodic U.S. Government prohibitions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

•

Growth Style Risk. The Fund is managed partially in a growth investment style. Growth stocks can perform differently from the market as a whole and other types of stocks and may underperform other types of investments or investment styles, as different market styles tend to shift in and out of favor depending upon market conditions and other factors. Growth stocks are stocks of companies expected to increase revenues and earnings at a faster rate than their peers.

•

Investment Company and Exchange Traded Fund Risk. An investment company, including an ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively. Large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

•

Investment Strategy Risk. There is no assurance the Fund’s investment objective will be achieved. Investment decisions may not produce the expected results. The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

•	Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

•

Larger Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit the Fund’s ability to value securities, or prevent the Fund from selling securities at desirable times or prices.

•

Multi-Manager and Multi-Style Management Risk. The Fund allocates its assets to multiple Sub-advisers believed to have complementary styles. These investment styles, at times, may not be complementary and could result in more exposure to certain types of securities. In addition, a Sub-adviser may implement its model portfolio for its other accounts prior to submitting its model to the overlay manager appointed by the Adviser for the Fund, or after submitting its model portfolio to the overlay manager but before the overlay manager has had an opportunity to place some or all of the trades necessary for the Fund to implement the model portfolio. In these circumstances, trades placed by the overlay manager pursuant to a model portfolio may be subject to price movements that result in the Fund receiving prices that are different from the prices obtained by the Sub-adviser for its other accounts, including less favorable prices.

•	Real Estate Investment Trusts Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

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Redemption Risk. The Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions.

•

Regulatory and Judicial Risk. The regulation of security transactions in the United States is a rapidly changing area of law. Securities markets are subject to legislative, regulatory, and judicial actions which could have a substantial adverse effect on the Fund’s performance.

•

Sector Focus Risk. Because the Fund may invest a significant portion of its assets in a particular sector of the market, the Fund may be especially sensitive to factors and economic risks that specifically

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affect that sector. As a result, the Fund’s share price may fluctuate more widely than the share price of a fund that is more diversified across numerous sectors.

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Information Technology Sector Risk. From time to time, the Fund may focus its investments in the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins, and may be subject to extensive regulatory requirements causing considerable expense and delay. In addition, information technology companies are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

•

Value Style Risk. Value stocks can perform differently from the market as a whole and other types of stocks and may underperform other types of investments or investment styles, as different market styles tend to shift in and out of favor depending upon market conditions and other factors. Value stocks are believed to be undervalued relative to their projected underlying profitability.

Performance

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. See the Fund’s website www.bridgebuildermutualfunds.com/literature for updated performance information. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Fund Management

Olive Street Investment Advisers, LLC is the investment adviser for the Fund.

Sub-advisers and Portfolio Managers

The Adviser may allocate Fund assets for each investment strategy to the following Sub-advisers, which allocations may be adjusted at any time:

AllianceBernstein

Portfolio Managers	Position with AllianceBernstein	Length of Service to the Fund
James MacGregor, CFA	Chief Investment Officer for US Small and Mid-Cap Value Equities	Since Inception
Erik Turenchalk, CFA	Portfolio Manager for US Small and Mid-Cap Value Equities	Since Inception

GSAM

Portfolio Managers	Position with GSAM	Length of Service to the Fund
Greg Tuorto	Managing Director, Head of US Small/SMID Cap Growth Strategies, Co-Lead Portfolio Manager	Since Inception
Jessica Katz	Vice President, Co-Lead Portfolio Manager	Since Inception
Steven M. Barry	Managing Director, Global Head and Chief Investment Officer of Fundamental Equity, Co-Chief Investment Officer of the US Equity Team, Co-Lead Portfolio Manager	Since Inception

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J.P. Morgan

Portfolio Managers	Position with J.P. Morgan	Length of Service to the Fund
Timothy Parton, CFA	Managing Director	Since Inception
Felise L. Agranoff, CFA	Managing Director	Since Inception

Neuberger Berman

Portfolio Managers	Position with Neuberger Berman	Length of Service to the Fund
Robert W. D’Alelio	Managing Director	Since Inception
Brett S. Reiner	Managing Director	Since Inception
Gregory G. Spiegel	Managing Director	Since Inception
Judith M. Vale, CFA	Managing Director	Since Inception

Parametric

Portfolio Managers	Position with Parametric	Length of Service to the Fund
Thomas Seto	Head of Investment Management	Since Inception
Paul Bouchey, CFA	Global Head of Research	Since Inception

Allspring

Portfolio Managers	Position with Allspring	Length of Service to the Fund
James M. Tringas, CFA	Managing Director and Senior Portfolio Manager	Since Inception
Bryant VanCronkhite, CFA, CPA	Managing Director and Senior Portfolio Manager	Since Inception
Shane Zweck, CFA	Co-Portfolio Manager	Since Inception

Purchase and Sale of Fund Shares

Fund shares are currently available exclusively to investors participating in Advisory Solutions, an investment advisory program or asset-based fee program sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), as well as current and former Trustees of the Trust. Advisory Solutions investors may purchase and sell or redeem Fund shares only from Edward Jones through Advisory Solutions. Current and former Trustees of the Trust may purchase and sell or redeem shares directly. There are no initial or subsequent minimum purchase amounts for the Fund. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax Information

The Fund intends to make distributions that will be taxed as qualified dividend income, ordinary income or capital gains. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

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SUMMARY SECTION

Bridge Builder Tax Managed International Equity Fund

Investment Objective

The investment objective of the Bridge Builder Tax Managed International Equity Fund (the “Fund” or the “International Equity Fund”) is to seek to provide a tax-efficient investment return consisting of capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as annual program or administrative fees for participating in Edward Jones Advisory Solutions® (“Advisory Solutions”), which are not reflected in the table and examples below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.14%

Total Annual Fund Operating Expenses	0.74%
Less Waivers(1)	(0.19)%

Net Annual Fund Operating Expenses	0.55%

(1)

Olive Street Investment Advisers, LLC (the “Adviser”) has contractually agreed, until at least October 28, 2023, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s sub-advisers. This contractual agreement may not be terminated by the Adviser without the consent of the Board of Trustees (the “Board”) of Bridge Builder Trust (the “Trust”), except that the Adviser may terminate the agreement upon written notice to the Trust, effective as of the end of the expense limitation period ended October 28, 2023, if written notice is provided to the Trust by or before April 15, 2023. Such waivers are not subject to reimbursement by the Fund.

In addition, the Adviser has contractually agreed, until at least October 28, 2023, to waive its fees and/or reimburse Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and extraordinary or non-routine expenses) to the extent necessary to limit Total Annual Fund Operating Expenses to 0.67% of the Fund’s average daily net assets. Any fee reductions or expense payments made by the Adviser (other than management fees waived as described in footnote 1) are subject to reimbursement by the Fund, if requested by the Adviser, in the thirty six (36) month period following such fee waiver and/or expense payment, if the aggregate amount actually paid by the Fund toward operating expenses, as accrued each month (taking into account any reimbursements) does not exceed the Fund’s expense cap accrued for such month (i) at the time of the fee waiver and/or expense payment and (ii) at the time of the reimbursement. This contractual agreement may be terminated by the Board, at any time, upon sixty (60) days’ prior written notice to the Adviser. This contractual agreement may not be terminated by the Adviser without the consent of the Board, except that the Adviser may terminate the agreement upon written notice to the Trust, effective as of the end of the expense limitation period ended October 28, 2023, if written notice is provided to the Trust by or before April 15, 2023.

(2)	Other expenses are based on estimated amounts for the current fiscal year.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Adviser’s agreement to waive fees until October 28, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$56	$217

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities and other instruments, such as certain investment companies (see below), with economic characteristics that seek to track the performance of equity securities. The Fund will primarily invest in non-U.S.-dollar denominated securities of large capitalization companies that derive a majority of their revenues or profits from a country or countries other than the United States. The Fund may also invest in securities of small- and mid-capitalization companies. The Fund invests principally in equity securities issued by companies in developed countries, but may also invest in companies in emerging markets or developing countries. The Fund may also invest in U.S. dollar-denominated securities issued by foreign entities, American Depositary Receipts (“ADRs”), or Global Depositary Receipts (“GDRs”). The Fund does not intend to hedge the currency exposure that may be created by its investments in securities denominated in foreign currencies, although a Sub-adviser (defined below) may consider currency risks as part of its investment process.

The Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”), that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”) that own and/or manage properties. From time to time, the Fund may also focus its investments in a particular country or geographic region, such as the United Kingdom or Japan.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that will be retained by the Fund and the Adviser. The Fund implements the investment recommendations of the Sub-advisers through the use of Parametric Portfolio Associates LLC (“Parametric” and, together with the Fund’s other sub-advisers, the “Sub-advisers”) as overlay manager appointed by the Adviser. In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the Fund. In this role, Parametric manages one or more allocated portions of the Fund pursuant to a strategy that is designed to provide similar exposure to certain designated indices, as described in additional detail below.

Each Sub-adviser (other than Parametric in its role as overlay manager) manages its allocated portion of the Fund’s portfolio by providing a model portfolio to Parametric on an ongoing basis that represents that Sub-adviser’s recommendation as to the securities to be purchased, sold or retained by the Fund. Parametric, as the overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-advisers, including with respect to each direct indexing portion of the Fund, with the weighting of each Sub-adviser’s model in the total portfolio determined by the Adviser.

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Each Sub-adviser may use both its own proprietary and external research and securities selection processes in constructing its model portfolio. Pursuant to direction from the Adviser, Parametric has limited authority to vary from the models, primarily for the purpose of efficient tax management of the Fund’s securities transactions. Parametric seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible. The Adviser may also direct Parametric to adjust the portfolio to implement the Adviser’s forward-looking views regarding various portfolio characteristics or factors, or for risk management purposes. Parametric may also vary the portfolio implementation to seek trading cost efficiencies, portfolio rebalancing or other portfolio construction objectives as directed by the Adviser.

In connection with the construction of the Fund’s portfolio, the Adviser may allocate Fund assets to the following Sub-advisers: Parametric, Pzena Investment Management, LLC (“Pzena”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Walter Scott & Partners Limited (“Walter Scott”). The Adviser may adjust the weighting of Fund assets allocated to each Sub-adviser’s model at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser.

Below is a summary of each Sub-adviser’s principal investment strategies.

Parametric’s Principal Investment Strategies

In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the Fund. This strategy is designed to provide the Fund with exposure to the MSCI EAFE Growth Index and the MSCI EAFE Value Index while maximizing after-tax returns through a variety of tax management techniques. The strategy seeks to exceed its benchmark on an after-tax basis. The criterion for the selection of investments is inclusion within the MSCI EAFE Growth Index or the MSCI EAFE Value Index.

Pzena’s Principal Investment Strategies

Pzena focuses on deep value investing, seeking to identify international securities that are trading at prices substantially below their intrinsic value but have solid long-term prospects. Pzena may also recommend investments in emerging markets securities. Pzena performs fundamental research using a bottom-up security selection process.

T. Rowe Price’s Principal Investment Strategies

T. Rowe Price seeks long-term growth of capital through investments in the common stocks of non-U.S. companies. T. Rowe Price recommends investments in firms with a favorable combination of growth prospects and valuation. Several of the characteristics T. Rowe Price looks for include: accelerating earnings and cash flow growth, reasonable valuation, and barriers to entry at industry and product level.

Walter Scott’s Principal Investment Strategies

Walter Scott seeks a favorable real rate of return over the long term. Walter Scott seeks stocks that perform relatively well grow to a higher weight in the model portfolio. Walter Scott selects companies based on fundamental company analysis and a bottom-up research process. Walter Scott recommends the purchase of these companies with no near-term expectation of recommending the sale of such companies. Walter Scott’s approach expects its model portfolio to realize low portfolio turnover.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares varies as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You may lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks

19

affecting the Fund that can cause a decline in value are set forth below. The risks are ordered in alphabetical order after the first eight risks, although the order of the risk factors does not indicate the significance of any particular risk factor.

•

Market Risk. The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets, a particular securities market, or other types of investments. A variety of factors can influence underperformance and can have a significant impact on the Fund and its investments, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, and recessions. In addition, the impact of any epidemic, pandemic, natural disaster, spread of infectious illness or other public health issue, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

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Equity Risk. The value of equity securities will rise and fall over short or extended periods of time in response to the activities of the company that issued them, general market conditions, and/or economic conditions.

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Active Management Risk. A significant portion of the Fund is actively managed with discretion and may underperform market indices, including relevant benchmark indices, or other mutual funds with similar investment objectives. In addition, to the extent that a Sub-adviser’s investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund, the Fund can perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends.

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Foreign Securities Risk. The risks of investing in foreign securities, including through ADRs and GDRs, can increase the potential for losses in the Fund and may include currency risk, political and economic instability, additional or fewer government regulations, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. In addition, periodic U.S. Government prohibitions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

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Taxation Risk. The Fund is managed to seek to minimize tax consequences to shareholders, but there is no guarantee that the Fund will be able to operate without incurring taxable income and gains to shareholders. The Fund will engage in tax management techniques such as tax loss harvesting, whereby securities are sold in order to generate capital losses to offset current and future capital gains. However, there are certain risks inherent with tax loss harvesting, including the possibility that such activity does not improve the Fund’s after-tax returns. During certain market conditions, such as lower volatility periods and periods of strong economic growth, the Fund’s ability to generate capital losses to offset capital gains may be limited, which would limit the Fund’s ability to implement its tax loss harvesting strategy. In addition, because loss harvesting continuously decreases the cost-basis of the Fund’s portfolio, there is a risk that opportunities to realize losses may decrease over time. Tax loss harvesting may also increase the Fund’s portfolio turnover rates. In addition, the “wash sales” rule will limit the Fund’s ability to currently recognize a loss from the tax loss harvesting strategy when selling and purchasing substantially identical assets within a 61-day window (i.e., a period beginning 30 days before the date of such purchase or the sale and ending 30 days after such date). In such a case, the basis of the newly purchased securities will be adjusted to reflect the disallowed loss.

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Overlay Manager Risk. The Fund implements the investment recommendations of the Sub-advisers through the use of an overlay manager appointed by the Adviser. Pursuant to direction from the Adviser, the overlay manager has limited authority to vary from the models. The Fund is subject to the

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risk that the performance of a portion of the Fund allocated to a particular Sub-adviser may deviate from the performance of that Sub-adviser’s model portfolio or the performance of other proprietary or client accounts over which that Sub-adviser retains trading authority. The overlay manager’s variation from a Sub-adviser’s model portfolio may contribute to performance deviations, including under performance.

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Currency Risk. Certain securities in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates will affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns on foreign currency dominated securities for U.S. investors while a weak U.S. dollar will increase those returns.

The Fund does not seek to hedge its currency risk. Accordingly, the Fund may experience losses (or gains) that would not have been experienced had the risk been hedged, due to declines (or increases) in the value of foreign currencies in relation to the U.S. dollar. In addition, although a Sub-adviser may consider currency risks as part of its investment process, its judgments in this regard may not always be correct.

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Geographic Focus Risk. To the extent that a significant portion of the Fund’s portfolio is invested in the securities of companies in a particular country or region, the Fund will be subject to greater risk of loss and price volatility than a fund holding more geographically diverse investments. The Fund may invest significant portions of its assets in the United Kingdom (the “UK”) and Japan, and therefore, the economic, political, social and environmental conditions of the UK and Japan generally will have a greater effect on the Fund’s performance than they would in a more geographically diversified fund.

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American Depositary Receipts or Global Depositary Receipts Risk. ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

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Counterparty Risk. When the Fund enters into an investment contract, the Fund is exposed to the risk that the other party may be unable or unwilling to fulfill its obligations, which could adversely impact the value of the Fund.

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Direct Indexing Risk. Because the portion of the Fund allocated to Parametric is managed so that its total return closely corresponds with that of the MSCI EAFE Growth Index and the MSCI EAFE Value Index, the Fund faces a risk of poor performance if either index declines generally or performs poorly relative to U.S. equity indexes, other international equity indexes or individual stocks, the stock of companies which comprise either index fall out of favor with investors, or an adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in either index.

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Emerging Markets Securities Risk. A fund that invests a significant portion of its assets in the securities of issuers based in countries with “emerging market” economies is subject to greater levels of foreign investment risk than a fund investing primarily in more-developed foreign markets since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, the risks of investing in developed foreign countries.

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Growth Style Risk. The Fund is managed partially in a growth investment style. Growth stocks can perform differently from the market as a whole and other types of stocks and may underperform other types of investments or investment styles, as different market styles tend to shift in and out of favor depending upon market conditions and other factors. Growth stocks are stocks of companies expected to increase revenues and earnings at a faster rate than their peers.

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Investment Company and Exchange Traded Fund Risk. An investment company, including an ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively. Large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

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Investment Strategy Risk. There is no assurance the Fund’s investment objective will be achieved. Investment decisions may not produce the expected results. The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

•	Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole or other similar securities.

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Larger Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit the Fund’s ability to value securities, or prevent the Fund from selling securities at desirable times or prices.

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Multi-Manager and Multi-Style Management Risk. The Fund allocates its assets to multiple Sub-advisers believed to have complementary styles. These investment styles, at times, may not be complementary and could result in more exposure to certain types of securities. In addition, a Sub-adviser may implement its model portfolio for its other accounts prior to submitting its model to the overlay manager appointed by the Adviser for the Fund, or after submitting its model portfolio to the overlay manager but before the overlay manager has had an opportunity to place some or all of the trades necessary for the Fund to implement the model portfolio. In these circumstances, trades placed by the overlay manager pursuant to a model portfolio may be subject to price movements that result in the Fund receiving prices that are different from the prices obtained by the Sub-adviser for its other accounts, including less favorable prices.

•	Real Estate Investment Trusts Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

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Redemption Risk. The Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions.

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Regulatory and Judicial Risk. The regulation of security transactions in the United States is a rapidly changing area of law. Securities markets are subject to legislative, regulatory, and judicial actions which could have a substantial adverse effect on the Fund’s performance. In addition to United States regulation, the Fund may be affected by the actions of foreign governments, which could include actions such as the imposition of capital or currency controls, the nationalization of a company or industry of which the Fund owns securities, or the imposition of taxes that could have an adverse effect on security prices.

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Smaller Company Risk. Investments in smaller capitalization companies (including mid-capitalization and small-capitalization companies) may have greater risks, as these companies may have less operating history, narrower product or customer markets, and fewer managerial and financial resources than more established companies. Smaller capitalization stocks may be more volatile and have less liquidity.

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Value Style Risk. Value stocks can perform differently from the market as a whole and other types of stocks and may underperform other types of investments or investment styles, as different market styles tend to shift in and out of favor depending upon market conditions and other factors. Value stocks are believed to be undervalued relative to their projected underlying profitability.

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Performance

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. See the Fund’s website www.bridgebuildermutualfunds.com/literature for updated performance information. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Fund Management

Olive Street Investment Advisers, LLC is the investment adviser for the Fund.

Sub-advisers and Portfolio Managers

The Adviser may allocate Fund assets for each investment strategy to the following Sub-advisers, which allocations may be adjusted at any time:

Parametric

Portfolio Managers	Position with Parametric	Length of Service to the Fund
Thomas Seto	Head of Investment Management	Since Inception
Paul Bouchey, CFA	Global Head of Research	Since Inception

Pzena

Portfolio Managers	Position with Pzena	Length of Service to the Fund
Caroline Cai	Managing Principal and Portfolio Manager	Since Inception
Allison Fisch	Principal and Portfolio Manager	Since Inception
John Goetz	Managing Principal, Co-Chief Investment Officer and Portfolio Manager	Since Inception

T. Rowe Price

Portfolio Managers	Position with T. Rowe Price	Length of Service to the Fund
Raymond A. Mills	Portfolio Manager and Vice President	Since Inception

Walter Scott

Portfolio Managers	Position with Walter Scott	Length of Service to the Fund
Jane Henderson	Managing Director	Since Inception
Charles Macquaker	Executive Director—Investment	Since Inception
Roy Leckie	Executive Director—Investment and Client Service	Since Inception

Purchase and Sale of Fund Shares

Fund shares are currently available exclusively to investors participating in Advisory Solutions, an investment advisory program or asset-based fee program sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), as well as current and former Trustees of the Trust. Advisory Solutions investors may purchase and sell or redeem Fund shares only from Edward Jones through Advisory Solutions. Current and former Trustees of the Trust may

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purchase and sell or redeem shares directly. There are no initial or subsequent minimum purchase amounts for the Fund. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax Information

The Fund intends to make distributions that will be taxed as qualified dividend income, ordinary income or capital gains. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

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ADDITIONAL INFORMATION REGARDING THE

FUNDS’ INVESTMENT OBJECTIVES AND STRATEGIES

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BRIDGE BUILDER TAX MANAGED LARGE CAP FUND

Investment Objective

The Large Cap Fund’s investment objective is to seek to provide a tax-efficient investment return consisting of capital appreciation. The Large Cap Fund’s investment objective is non-fundamental; that is, it can be changed by a vote of the Board alone and without a shareholder vote upon at least 60 days’ prior written notice to shareholders.

Principal Investment Strategies

The Large Cap Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as certain investment companies (see below), with economic characteristics that seek to track the performance of securities of large capitalization companies. This investment policy may be changed by the Board without shareholder approval, but shareholders would be given at least 60 days’ prior notice of such change.

The Large Cap Fund defines large capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index (as of July 1, 2021, companies with capitalizations of at least approximately $3.6 billion). The market capitalization of the companies included in the Russell 1000® Index will change with market conditions. While the Large Cap Fund primarily invests in equity securities of large capitalization companies, it may also invest in securities of small- and mid-capitalization companies. The Large Cap Fund may invest in securities issued by U.S. and foreign entities. The Large Cap Fund may also invest in ADRs or GDRs. The Fund does not intend to hedge the currency exposure that may be created by its investments in securities denominated in foreign currencies, although a Sub-adviser (defined below) may consider currency risks as part of its investment process.

The Large Cap Fund may also invest in other investment companies, including other open-end or closed-end investment companies and ETFs that have characteristics that are consistent with the Fund’s investment objective. The Large Cap Fund may also invest a portion of its assets in securities of REITs, which are companies that own and/or manage real estate properties. From time to time, the Large Cap Fund may also focus its investments in a particular sector, such as the information technology sector.

The Large Cap Fund may take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to unusual and adverse market, economic, political, or other conditions. For example, during such a period, up to 100% of the Large Cap Fund’s assets may be invested in money market instruments, cash or cash equivalents. Temporary defensive positions may be initiated by the individual Sub-advisers or by the Adviser when a Sub-adviser or the Adviser judges that market conditions make pursuing the Large Cap Fund’s investment strategies inconsistent with the best interests of shareholders. A Sub-adviser or the Adviser may then temporarily use these alternative strategies that are mainly designed to limit the Large Cap Fund’s losses or to create liquidity in anticipation of redemptions. When the Large Cap Fund takes temporary defensive positions, it may not achieve its investment objective.

The Large Cap Fund’s portfolio is constructed by combining the investment styles and strategies of multiple Sub-advisers retained by the Adviser. The Large Cap Fund implements the investment recommendations of the Sub-advisers through the use of Parametric as overlay manager appointed by the Adviser. In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the Large Cap Fund. In this role, Parametric manages one or more allocated portions of the Large Cap Fund pursuant to a strategy that is designed to provide similar exposure to certain designated indices, as described in additional detail below.

Each Sub-adviser (other than Parametric in its role as overlay manager) manages its allocated portion of the Fund’s portfolio by providing a model portfolio to Parametric on an ongoing basis that represents that

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Sub-adviser’s recommendation as to the securities to be purchased, sold or retained by the Large Cap Fund. Parametric then constructs a portfolio for the Large Cap Fund that represents the aggregation of the model portfolios of the Sub-advisers, including with respect to each direct indexing portion of the Large Cap Fund, with the weighting of each Sub-adviser’s model in the total portfolio determined by the Adviser.

Each Sub-adviser may use both its own proprietary and external research and securities selection processes in constructing its model portfolio. Pursuant to direction from the Adviser, Parametric has limited authority to vary from the models, primarily for the purpose of efficient tax management of the Large Cap Fund’s securities transactions. Parametric seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible. The Adviser may also direct Parametric to adjust the portfolio to implement the Adviser’s forward-looking views regarding various portfolio characteristics or factors, or for risk management purposes. Parametric may also vary the portfolio implementation to seek trading cost efficiencies, portfolio rebalancing or other portfolio construction objectives as directed by the Adviser.

In connection with the construction of the Large Cap Fund’s portfolio, the Adviser may allocate assets of the Large Cap Fund to the following Sub-advisers: Barrow Hanley, ClearBridge, Parametric and T. Rowe Price. The Adviser may adjust the weighting of Fund assets allocated to each Sub-adviser’s model at any time or make recommendations to the Board with respect to the hiring, termination or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

Barrow Hanley’s Principal Investment Strategies

Barrow Hanley recommends companies that are temporarily undervalued for reasons Barrow Hanley can identify, understand, and believe will improve over time. In its valuation framework, Barrow Hanley strives to construct portfolios that trade at levels below the market across multiple metrics (e.g., price/earnings, price/book value) while simultaneously delivering an above-market dividend yield.

ClearBridge’s Principal Investment Strategies

ClearBridge generally recommends companies that fall into one of the following categories: (i) companies that ClearBridge has identified as unvervalued companies with assets or earning power that ClearBridge has identified as either unrecognized or undervalued; or (ii) companies identified by ClearBridge as having superior demonstrated and expected growth characteristics and whose stocks are available at a reasonable price. In identifying such companies, ClearBridge considers the following characteristics: (i) strong or rapidly improving balance sheets; (ii) recognized industry leadership; (iii) effective management teams that exhibit a desire to earn consistent returns for shareholders; (iv) past growth records; (v) future earnings prospects; (vi) technological innovation; (vii) general market and economic factors; and (viii) current yield or potential for dividend growth.

In constructing its model portfolio, ClearBridge utilizes its fundamental research analysts who determine material environmental, social and governance (“ESG”) factors facing both individual companies and industry sectors and engage with company management regarding the extent to which they promote best practices of such factors. ESG factors may include, but are not necessarily limited to, environmentally-friendly product initiatives, labor audits of overseas supply chains and strong corporate governance. The choice of ESG factors for any particular company reflects the specific industry. While ESG issues are taken into account by ClearBridge in the context of corporate economic analyses and investment recommendations, they will not necessarily be definitive in determining which companies are selected for inclusion in ClearBridge’s model portfolio. Rather than taking an exclusionary approach that avoids certain sectors entirely, ClearBridge employs continuous evaluations of a company’s performance on ESG issues over time and relative to peers. The primary source of ESG information is derived from ClearBridge’s research analysts and portfolio managers. ClearBridge also utilizes a large variety of external third-party research services on specific issues, such as environmental management systems, corporate governance ratings, sweatshop/union/labor practices, workplace & retention practices, EPA data, and

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others. ClearBridge’s research analysts do not rely on any one third party source to conduct its research on ESG portfolios, and views third party research providers as supplementary to ClearBridge’s own proprietary research.

ClearBridge will recommend adjustments to the amount held in cash reserves depending on their outlook for the stock market. ClearBridge will increase its recommended allocation to cash when, in their portfolio managers’ opinion, market valuations become excessive. ClearBridge may sometimes recommend a significant portion of its allocated portion of the Fund’s assets be held in cash while waiting for buying opportunities or to provide a hedge against stock market declines.

Parametric’s Principal Investment Strategies

In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the Large Cap Fund. This strategy is designed to provide the Fund with similar exposure to the S&P 500® Growth Index and S&P 500® Value Index while maximizing after-tax returns through a variety of tax management techniques. The strategy seeks to exceed its benchmark on an after-tax basis. The chosen benchmark is typically replicated using a sampling approach where all the names in the benchmark are not purchased. The criterion for the selection of investments is inclusion in the S&P 500® Growth Index or S&P 500® Value Index.

T. Rowe Price’s Principal Investment Strategies

T. Rowe Price seeks to provide long-term capital appreciation through investments in common stocks of growth companies. T. Rowe Price normally recommends that at least 80% of its allocated portion of the Fund’s net assets (including any borrowings for investment purposes) be invested in the common stocks of large-cap companies. T. Rowe Price defines a large-cap company as one whose market capitalization is larger than the median market capitalization of companies in the Russell 1000® Growth Index, a widely used benchmark of the largest U.S. growth stocks. As of December 31, 2020, the median market capitalization of companies in the Russell 1000® Growth Index was approximately $16.7 billion. The market capitalizations of the companies in T. Rowe Price’s model portfolio and the Russell 1000® Growth Index change over time; T. Rowe Price will not automatically recommend to sell or recommend to cease to purchase stock of a company already owned just because the company’s market capitalization falls below the median market capitalization of companies in the Russell 1000® Growth Index. T. Rowe Price may at times recommend investments significantly in certain sectors, such as the information technology sector. T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. While most recommendations by T. Rowe Price will typically be in U.S. common stocks, T. Rowe Price may recommend investments in foreign stocks in keeping with its objective(s).

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BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND

Investment Objective

The Small/Mid Cap Fund’s investment objective is to seek to provide a tax-efficient investment return consisting of capital appreciation. The Small/Mid Cap Fund’s investment objective is non-fundamental; that is, it can be changed by a vote of the Board alone and without a shareholder vote upon at least 60 days’ prior written notice to shareholders.

Principal Investment Strategies

The Small/Mid Cap Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small- and mid-capitalization companies and other instruments, such as certain investment companies (see below), with economic characteristics that seek to track the performance of securities of small- and mid-capitalization companies. The investment policy may be changed by the Board without shareholder approval, but shareholders would be given at least 60 days’ prior notice of such change.

The Small/Mid Cap Fund defines small- and mid-capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell Midcap® Index and the Russell 2000® Index (as of July 1, 2021, companies with capitalizations less than approximately $46.4 billion). The market capitalization of the companies included in the Russell Midcap® Index and the Russell 2000® Index will change with market conditions. The Small/Mid Cap Fund primarily invests in equity securities of small- and mid-capitalization companies, but may also invest in securities of large capitalization companies. The Small/Mid Cap Fund may invest in securities issued by U.S. and foreign entities. The Small/Mid Cap Fund may also invest in ADRs or GDRs. The Fund does not intend to hedge the currency exposure that may be created by its investments in securities denominated in foreign currencies, although a Sub-adviser (defined below) may consider currency risks as part of its investment process.

The Small/Mid Cap Fund may also invest in other investment companies, including other open-end or closed-end investment companies and ETFs that have characteristics that are consistent with the Fund’s investment objective. The Small/Mid Cap Fund may also invest a portion of its assets in securities of REITs, which are companies that own and/or manage real estate properties. From time to time, the Small/Mid Cap Fund may also focus its investments in a particular sector, such as the information technology sector.

The Small/Mid Cap Fund may take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to unusual and adverse market, economic, political, or other conditions. For example, during such a period, up to 100% of the Small/Mid Cap Fund’s assets may be invested in money market instruments, cash, or cash equivalents. Temporary defensive positions may be initiated by the individual Sub-advisers or by the Adviser when a Sub-adviser or the Adviser judges that market conditions make pursuing the Small/Mid Cap Fund’s investment strategies inconsistent with the best interests of shareholders. A Sub-adviser or the Adviser may then temporarily use these alternative strategies that are mainly designed to limit the Small/Mid Cap Fund’s losses or to create liquidity in anticipation of redemptions. When the Small/Mid Cap Fund takes temporary defensive positions, it may not achieve its investment objective.

The Small/Mid Cap Fund’s portfolio is constructed by combining the investment styles and strategies of multiple Sub-advisers retained by the Adviser. The Small/Mid Cap Fund implements the investment recommendations of the Sub-advisers through the use of Parametric as overlay manager appointed by the Adviser. In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the Small/Mid Cap Fund. In this role, Parametric manages one or more allocated portions of the Small/Mid Cap Fund pursuant to a strategy that is designed to provide similar exposure to certain designated indices, as described in additional detail below.

Each Sub-adviser (other than Parametric in its role as overlay manager) manages its portion of the Fund’s portfolio by providing a model portfolio to Parametric on an ongoing basis that represents that Sub-adviser’s

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recommendation as to the securities to be purchased, sold or retained by the Small/Mid Cap Fund. Parametric, as the overlay manager, then constructs a portfolio for the Small/Mid Cap Fund that represents the aggregation of the model portfolios of the Sub-advisers, including with respect to each direct indexing portion of the Small/Mid Cap Fund, with the weighting of each Sub-adviser’s model in the total portfolio determined by the Adviser.

Each Sub-adviser may use both its own proprietary and external research and securities selection processes in constructing its model portfolio. Pursuant to direction from the Adviser, the overlay manager has limited authority to vary from the models, primarily for the purpose of efficient tax management of the Small/Mid Cap Fund’s securities transactions. The overlay manager seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible. The Adviser may also direct the overlay manager to adjust the portfolio to implement the Adviser’s forward-looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, portfolio rebalancing or other portfolio construction objectives as directed by the Adviser.

In connection with the construction of the Small/Mid Cap Fund’s portfolio, the Adviser may allocate Fund assets for each investment strategy to the following Sub-advisers: AllianceBernstein, GSAM, J.P. Morgan, Neuberger Berman, Parametric, T. Rowe Price, and Allspring. The Adviser may adjust the weighting of Fund assets allocated to each Sub-adviser’s model at any time or make recommendations to the Board with respect to the hiring, termination or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

AllianceBernstein’s Principal Investment Strategies

AllianceBernstein primarily recommends a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies. Under normal circumstances, AllianceBernstein recommends that at least 80% of its allocated portion of the Fund’s net assets be invested in securities of small- to mid-capitalization companies. For purposes of this policy, small- to mid-capitalization companies are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500® Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500® Value Index.

AllianceBernstein recommends investments in companies that are determined by AllianceBernstein to be undervalued, using AllianceBernstein’s fundamental value approach. In recommending securities for AllianceBernstein’s allocated portion of the Fund’s assets, AllianceBernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. In recommending securities for the Fund’s portfolio, AllianceBernstein looks for companies with attractive valuation (for example, with low price to book ratios) and compelling success factors (for example, momentum and return on equity). AllianceBernstein also integrates ESG considerations into its research and investments analysis and where an ESG factor is determined as having a material impact on a company’s sustainable cash flow or the risk profile of that cash flow, AllianceBernstein will include these perspectives in its research and portfolio management processes. AllianceBernstein uses a variety of proprietary and third party tools to identify, analyze and quantify material ESG risk and return factors, including a proprietary ESG rating system. ESG considerations may include but are not limited to environmental impact, corporate governance and ethical business practices. ESG considerations may not be applicable to all types of instruments or investments considered by AllianceBernstein when constructing its model portfolio.

Following the fundamental and quantitative research describe above, AllianceBernstein then uses this information to calculate an expected return. Returns and rankings are updated on a daily basis. The rankings are used to determine prospective candidates for further fundamental research and, subsequently, possible addition to the portfolio. Typically, AllianceBernstein’s fundamental research analysts focus their research on the most attractive 20% of the investment universe.

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GSAM’s Principal Investment Strategies

GSAM recommends, under normal circumstances, that at least 80% of its net allocated assets plus any borrowings for investment purposes (measured at the time of purchase) be invested in a diversified portfolio of equity investments in small- and mid-capitalization companies. GSAM considers small or mid-capitalization companies to be companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the outside range of the market capitalizations of companies constituting the Russell 2000® Growth Index and the Russell Midcap® Growth Index, as last reported by the indexes prior to the time of investment. If the market capitalization of a company held by GSAM’s allocated portion moves outside this range, GSAM may, but is not required to, recommend the sale of the company’s securities. As of June 30, 2021 the outside capitalization range of the companies in these indexes was between $76 million and $61 billion. GSAM seeks to achieve its investment strategies by recommending, under normal circumstances, investments in companies that are considered by GSAM to be positioned for long-term growth. Although GSAM recommends investments primarily in publicly traded U.S. securities, it may recommend investments up to 25% of its net allocated assets in foreign securities, including securities of emerging market countries and securities quoted in foreign currencies. GSAM may also recommend investments in privately held companies and companies that only recently began to trade publicly.

GSAM’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. GSAM will also consider valuation of companies when determining whether to recommend the purchase and/or sale of securities. GSAM may integrate ESG factors with traditional fundamental factors as part of its fundamental research process. The identification of a risk related to an ESG factor will not necessarily exclude a particular security or sector that, in the GSAM fundamental equity team’s view, is otherwise suitable and attractively priced for investment. The relevance of specific traditional fundamental factors and ESG factors to the fundamental investment process varies across asset classes, sectors and strategies. GSAM’s fundamental equity team may utilize data sources provided by third-party vendors and/or engage directly with companies when assessing the above factors. No one factor or consideration is determinative in the stock selection process. GSAM may decide to recommend the sale of a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital or a company no longer fits within GSAM’s definition of a small/mid capitalization company. GSAM’s benchmark index is the Russell 2500® Growth Index.

J.P. Morgan’s Principal Investment Strategies

J.P. Morgan, under normal circumstances, recommends the investment of at least 80% of its allocated portion of the Fund’s net assets in equity securities of mid-cap companies . In implementing its main strategies, J.P. Morgan recommends investments primarily in common stocks of mid-cap companies which it believes are capable of achieving sustained growth. J.P. Morgan defines mid-cap companies as companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase. As of December 31, 2021, the market capitalizations of the companies in the Russell Midcap® Growth Index ranged from $0.44 billion to $58.7 billion.

J.P. Morgan employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which it believes will achieve above-average growth in the future. Growth companies recommended by J.P. Morgan include those with leading competitive positions that can achieve sustainable growth. As a part of its investment process, J.P. Morgan seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify companies that J.P. Morgan believes will be negatively impacted by such factors relative to other companies. These determinations may not be conclusive and in certain instances the purchase of

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securities of companies that may be negatively impacted by such factors may still be recommended. J.P. Morgan may recommend the sale of a security for several reasons. J.P. Morgan may recommend the sale of a security due to a change in the company’s fundamentals or if J.P. Morgan believes the security is no longer attractively valued. J.P. Morgan may also recommend the sale of a security if J.P. Morgan identifies a stock that it believes offers a better investment opportunity.

Neuberger Berman’s Principal Investment Strategies

Neuberger Berman mainly recommends investments in common stocks of small-mid capitalization companies, which Neuberger Berman defines as those with a total market capitalization within the market capitalization range of companies in the Russell 2500® Index at the time of initial purchase. The market capitalization of the companies in the allocated portion and the Russell 2500® Index changes over time and Neuberger Berman may recommend that its allocated portion continue to hold or add to a position in a company after its market capitalization has moved outside the range of the Russell 2500® Index.

Neuberger Berman seeks to reduce risk by diversifying among many companies and industries. At times, Neuberger Berman’s portfolio managers may emphasize certain sectors that they believe will benefit from market or economic trends. Although Neuberger Berman recommends investments primarily in domestic stocks, it may also recommend investments in stocks of foreign companies. Neuberger Berman’s portfolio managers generally look for what they believe to be high-quality companies whose current market shares and balance sheets are strong. In addition, Neuberger Berman’s portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: a history of above- average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and a belief that the company has sound future business prospects. This approach is designed to seek to benefit from potential increases in stock prices, while endeavoring to limit the risks typically associated with small-mid capitalization stocks. Neuberger Berman’s portfolio managers follow a disciplined selling strategy and may recommend the sale of a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

Parametric’s Principal Investment Strategies

In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the Small/Mid Cap Fund. This strategy is designed to provide the Fund with similar exposure to the Russell Midcap® Growth Index, Russell Midcap® Value Index, Russell 2000® Growth Index and Russell 2000® Value Index while maximizing after-tax returns through a variety of tax management techniques. The strategy seeks to exceed its benchmark on an after-tax basis. The chosen benchmark is typically replicated using a sampling approach where all the names in the benchmark are not purchased. The criterion for the selection of investments is inclusion within the Russell Midcap® Growth Index, Russell Midcap® Value Index, Russell 2000® Growth Index or Russell 2000® Value Index.

Allspring’s Principal Investment Strategies

Under normal circumstances, Allspring recommends investments of at least 80% of its allocated portion of the Fund’s net assets in equity securities of medium-capitalization companies. Allspring recommends investments principally in equity securities of medium-capitalization companies, which Allspring defines as securities of companies with market capitalizations within the range of the Russell Midcap® Value Index at the time of purchase. The market capitalization range of the Russell Midcap® Value Index was approximately $730.33 million to $60.76 billion, as of June 30, 2021, and is expected to change frequently.

Allspring looks for undervalued companies that Allspring believes have the potential for above average capital appreciation with below average risk. Rigorous fundamental research drives Allspring’s search for companies

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with favorable reward-to-risk ratios and that possess, a long-term competitive advantage provided by a durable asset base, strong balance sheets, and sustainable and superior cash flows. Typical investments include stocks of companies that are generally out of favor in the marketplace, or are undergoing reorganization or other corporate action that may create above-average price appreciation. Allspring regularly reviews the investments of the portfolio and may recommend the sale of a portfolio holding when a stock nears its price target, downside risks increase considerably, the company’s fundamentals have deteriorated, or AllSpring identifies a more attractive investment opportunity. Allspring may recommend that portfolio securities be actively traded, which may lead to higher transaction costs that may affect the performance of Allspring’s allocated portion of the Fund’s assets.

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BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND

Investment Objective

The International Equity Fund’s investment objective is to seek to provide a tax-efficient investment return consisting of capital appreciation. The International Equity Fund’s investment objective is non-fundamental; that is, it can be changed by a vote of the Board alone and without a shareholder vote upon at least 60 days’ prior written notice to shareholders.

Principal Investment Strategies

The International Equity Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities and other instruments, such as certain investment companies (see below), with economic characteristics that seek to track the performance of equity securities. This investment policy may be changed by the Board without shareholder approval, but shareholders would be given at least 60 days’ prior notice of such change.

The International Equity Fund will primarily invest in non-U.S.-dollar denominated securities of large capitalization companies that derive a majority of their revenues or profits from a country or countries other than the United States. The International Equity Fund may also invest in securities of small- and mid-capitalization companies. The International Equity Fund invests principally in equity securities issued by companies in developed countries, but may also invest in emerging markets or developing countries. The International Equity Fund may also invest in U.S. dollar-denominated securities issued by foreign entities, ADRs, or GDRs. The Fund does not intend to hedge the currency exposure that may be created by its investments in securities denominated in foreign currencies, although a Sub-adviser (defined below) may consider currency risks as part of its investment process.

The International Equity Fund may also invest in other investment companies, including other open-end or closed-end investment companies and ETFs, that have characteristics that are consistent with the International Equity Fund’s investment objective. The International Equity Fund may also invest a portion of its assets in securities REITs that own and/or manage properties. From time to time, the International Equity Fund may also focus its investments in a particular country or geographic region, such as the United Kingdom or Japan

The International Equity Fund may take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to unusual and adverse market, economic, liquidity, political, or other conditions. For example, during such a period, up to 100% of the International Equity Fund’s assets may be invested in money market instruments, cash or cash equivalents. Temporary defensive positions may be initiated by the individual Sub-advisers or by the Adviser when a Sub-adviser or the Adviser judges that market conditions make pursuing the International Equity Fund’s investment strategies inconsistent with the best interests of its shareholders. A Sub-adviser or the Adviser then may temporarily use these alternative strategies that are mainly designed to limit the Fund’s losses or to create liquidity in anticipation of redemptions. When the International Equity Fund takes temporary defensive positions, it may not achieve its investment objective.

The International Equity Fund’s portfolio is constructed by combining the investment styles and strategies of multiple Sub-advisers retained by the Adviser. The International Equity Fund implements the investment recommendations of the Sub-advisers through the use of Parametric as overlay manager appointed by the Adviser. In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the International Equity Fund. In this role, Parametric manages one or more allocated portions of the International Equity Fund pursuant to a strategy that is designed to provide similar exposure to certain designated indices, as described in additional detail below.

Each Sub-adviser (other than Parametric in its role as overlay manager) manages its allocated portion of the Fund’s portfolio by providing model portfolio to Parametric on an ongoing basis that represents that

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Sub-adviser’s recommendation as to the securities to be purchased, sold or retained by the International Equity Fund. Parametric, as the overlay manager, then constructs a portfolio for the International Equity Fund that represents the aggregation of the model portfolios of the Sub-advisers, including with respect to each direct indexing portion of the International Equity Fund, with the weighting of each Sub-adviser’s model in the total portfolio determined by the Adviser.

Each Sub-adviser may use both its own proprietary and external research and securities selection processes in constructing its model portfolio. Pursuant to direction from the Adviser, the overlay manager has limited authority to vary from the models, primarily for the purpose of efficient tax management of the International Equity Fund’s securities transactions. The overlay manager seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible. The Adviser may also direct the overlay manager to adjust the portfolio to implement the Adviser’s forward-looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, portfolio rebalancing or other portfolio construction objectives as directed by the Adviser.

In connection with the construction of the International Equity Fund’s portfolio, the Adviser may allocate assets of the International Equity Fund to the following Sub-advisers: Parametric, Pzena, T. Rowe Price, and Walter Scott. The Adviser may adjust the weighting of Fund assets allocated to each Sub-adviser’s model at any time or make recommendations to the Board with respect to the hiring, termination or replacement of a Sub-adviser.

Below is a summary of each Sub-adviser’s principal investment strategies.

Parametric’s Principal Investment Strategies

In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the International Equity Fund. This strategy is designed to provide the Fund with similar exposure to the MSCI EAFE Growth Index and the MSCI EAFE Value Index while maximizing after-tax returns through a variety of tax management techniques. The strategy seeks to exceed its benchmark on an after-tax basis. The chosen benchmark is typically replicated using a sampling approach where all the names in the benchmark are not purchased. The criterion for the selection of investments is inclusion within the MSCI EAFE Growth Index or the MSCI EAFE Value Index.

Pzena’s Principal Investment Strategies

Pzena employs a deep value investment approach, emphasizing larger capitalization equity securities in international developed markets. Pzena may also recommend investments in emerging markets when valuations are perceived as sufficiently discounting additional risks. Pzena does intensive fundamental research utilizing a bottom-up security selection process prior to recommending a security. Pzena recommends stocks that trade at a significant discount to the issuers’ normalized long-term earnings power. This research process looks for businesses with tangible downside protection where management has a sound plan for earnings recovery.

T. Rowe Price’s Principal Investment Strategies

T. Rowe Price seeks long-term growth of capital through investments in the common stocks of non-U.S. companies. T. Rowe Price recommends investments significantly outside the U.S. and to diversify broadly among developed markets and, to a lesser extent, emerging market countries throughout the world. T. Rowe Price normally recommends investments of at least 80% of its allocated portion of the Fund’s net assets (including any borrowings for investment purposes) in non-U.S. stocks and at least 65% of its net assets in stocks of large-cap companies. For purposes of determining whether T. Rowe Price will recommend at least 80% of net assets in non-U.S. stocks, T. Rowe Price relies on the country assigned to a security by MSCI Inc. or another unaffiliated data provider. T. Rowe Price takes a core approach to investing, which provides some exposure to

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both growth and value styles of investing. T. Rowe Price relies on a global research team to search for particularly promising stocks. T. Rowe Price will recommend securities that T. Rowe Price believes have the most favorable combination of company fundamentals and valuation. In recommending investments, T. Rowe Price generally favors companies with one or more of the following characteristics: attractive business niche with potential for earnings growth; attractive valuation relative to the company’s peers or its own historical norm; barriers to entry in its business; seasoned management; healthy balance sheet; and potential to grow dividends or conduct share repurchases. T. Rowe Price may recommend the sale of a securities for a variety of reasons, including to realize gains, limit losses, or redeploy assets into more promising opportunities.

Walter Scott’s Principal Investment Strategies

Walter Scott’s investment approach is bottom-up, meaning companies are selected on the basis of their long-term fundamentals rather than any thematic, geographical or sector view. Walter Scott only recommends an investment in a company if it believes it will perform for its clients over a long-term investment horizon. Stocks that perform relatively well will grow to a higher weight in Walter Scott’s model portfolio. Walter Scott imposes no maximum or minimum sector weightings.

Walter Scott’s investment process encompasses idea generation, quantitative and qualitative analysis, debate and discussion, unanimous decision-making, and finally, ratification by the Fund’s portfolio managers. Walter Scott’s research team investigates, agrees upon and makes investment recommendations to Walter Scott’s portfolio managers. Walter Scott’s portfolio managers ratify all new purchase recommendations and determines portfolio allocations. A sale recommendation can be triggered by a single individual with a well-researched dissenting argument. However, it is more common for Walter Scott’s research team to collectively recognise that the investment rationale for a stock has materially deteriorated or its valuation has appreciated to a level that can no longer be justified by the company’s fundamentals.

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ADDITIONAL INFORMATION REGARDING

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Principal Risks of Investing in the Funds

The Funds are subject to the principal investment risks listed in the table below.

	Large Cap Fund	Small/Mid Cap Fund	International Equity Fund
Active Management Risk	✓	✓	✓
American Depositary Receipts or Global Depositary Receipts Risk	✓	✓	✓
Counterparty Risk	✓	✓	✓
Currency Risk	✓	✓	✓
Direct Indexing Risk	✓	✓	✓
Emerging Markets Securities Risk			✓
Equity Risk	✓	✓	✓
ESG Criteria Risk	✓	✓
Foreign Securities Risk	✓	✓	✓
Geographic Focus Risk			✓
Growth Style Risk	✓	✓	✓
Information Technology Sector Risk	✓	✓
Investment Company and Exchange Traded Fund Risk	✓	✓	✓
Investment Strategy Risk	✓	✓	✓
Issuer-Specific Risk	✓	✓	✓
Larger Company Risk	✓	✓	✓
Liquidity Risk	✓	✓	✓
Market Risk	✓	✓	✓
Multi-Manager and Multi-Style Management Risk	✓	✓	✓
Overlay Manager Risk	✓	✓	✓
Real Estate Investment Trusts Risk	✓	✓	✓
Redemption Risk	✓	✓	✓
Regulatory and Judicial Risk	✓	✓	✓
Sector Focus Risk	✓	✓
Smaller Company Risk	✓	✓	✓
Taxation Risk	✓	✓	✓
Value Style Risk	✓	✓	✓

The principal risks of investing in each Fund that may adversely affect such Fund’s net asset value (“NAV”) or total return have previously been summarized in the “Summary Section.” These risks are discussed in more detail below. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Active Management Risk. Significant portions of the Funds are actively managed and their performance therefore will reflect in part the ability of the Sub-advisers to select securities and to make investment decisions that are suited to achieving each Fund’s investment objective. Due to their active management, the Funds could underperform other mutual funds with similar investment objectives. In addition, to the extent that a Sub-adviser’s investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for a Fund, the Fund can perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends. Due to the significant role technology plays in a quantitative model, use of a quantitative model carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data and/or other technology used in the quantitative model.

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American Depositary Receipts or Global Depositary Receipts Risk. ADRs are U.S. dollar-denominated depositary receipts typically issued by a U.S. financial institution that evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs are similar to ADRs but represent shares of foreign-based corporations generally issued by international banks in one or more markets around the world. ADRs and GDRs are subject to the risks associated with investing directly in foreign securities, which are described below. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading markets, and GDRs, many of which represent shares issued by companies in emerging markets, may be more volatile. Depositary receipts may be sponsored or unsponsored. Holders of unsponsored depositary receipts generally bear all the costs associated with establishing unsponsored depositary receipts. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers, and there may not be a correlation between such information and the market value of the depositary receipts.

Counterparty Risk. When a Fund enters into an investment contract, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. Substantial losses can be incurred if a counterparty fails to deliver on its contractual obligations.

Currency Risk. While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) there may be no systematic reporting of last sale information for foreign currencies or no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (4) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (5) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

The Fund does not seek to hedge its currency risk. Accordingly, the Fund may experience losses (or gains) that would not have been experienced had the risk been hedged, due to declines (or increases) in the value of foreign currencies in relation to the U.S. dollar. In addition, although a Sub-adviser may consider currency risks as part of its investment process, its judgments in this regard may not always be correct.

Direct Indexing Risk. Because the portions of certain Funds allocated to Parametric are managed so that their total return closely corresponds with the total return of certain designated indices, these Funds face a risk of poor performance if the index being tracked declines generally or performs poorly relative to other indexes or individual stocks, the stocks of companies which comprise the index fall out of favor with investors, or an adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the index.

Emerging Markets Securities Risk. A Fund that invests a significant portion of its assets in the securities of issuers based in countries with “emerging market” economies is subject to greater levels of foreign investment risk than a fund investing primarily in more-developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those

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markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized, smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Equity Risk. Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

ESG Criteria Risk—To the extent a Sub-adviser considers ESG factors as part of its purchase and sale recommendations for its model portfolio, the applicable Fund may forgo some market opportunities available to funds that do not use these criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

Foreign Securities Risk. The securities of foreign issuers, including ADRs and GDRs, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve additional risks to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy. In addition, periodic U.S. Government prohibitions on investments in issuers from certain foreign countries may require a Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Geographic Focus Risk. To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments. For example, on January 31, 2020, the United Kingdom (the “UK”) formally withdrew from the European Union (the “EU”) (commonly referred to as “Brexit”) and, after a transition period, left the EU single market and customs union under the terms of a new trade agreement, effective January 1, 2021. The agreement governs the new relationship between the UK and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. The political, regulatory, and economic consequences of Brexit are uncertain, and the ultimate ramifications may not be known for some time. In addition, to the extent a Fund is invested significantly in Japan, the Fund may be subject to greater price volatility than a fund holding more geographically diverse investments because the Japanese economy is heavily dependent upon international trade and is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption.

Growth Style Risk. Certain Funds follow an investing style that favors growth investments. Such Funds may invest in equity securities of companies that a Fund believes will increase their earnings at a certain rate that is

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generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that pay dividends often have lower stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, causing a Fund to sometimes underperform other equity funds that use differing investing styles.

Information Technology Sector Risk. A Fund that focuses in the information technology sector may be subject to greater risks than a portfolio without such a focus. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Information technology companies may be subject to extensive regulatory requirements causing considerable expense and delay. Information technology companies are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Investment Company and Exchange Traded Fund Risk. Investments in open-end and closed-end investment companies, including any ETFs, involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. The Funds must also pay their pro rata portion of an investment company’s fees and expenses. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect each Fund’s performance. Shares of a closed-end investment company or ETF may expose the Funds to risks associated with leverage and may trade at a premium or discount to the NAV of the closed-end funds or the ETF’s portfolio securities depending on a variety of factors, including market supply and demand. Additionally, large purchase or redemption activity by shareholders of an investment company might negatively affect the value of the investment company’s shares.

Investment Strategy Risk. Each Fund’s portfolio is constructed by combining the investment styles and strategies of multiple Sub-advisers; there is no assurance each Fund’s investment objective will be achieved. Investment decisions may not produce the expected results. The value of the Funds may decline, and, the Funds may underperform other funds with similar objectives and strategies.

Issuer-Specific Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value.

Larger Company Risk. Certain Funds may invest in securities of large capitalization companies. While large cap companies have certain competitive advantages, they may be unable to respond quickly to new competitive challenges such as changes in technology or consumer preferences. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

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Market Risk. Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

The interconnection of international markets means that events in one country or region may affect the markets in other countries and regions, increasing the likelihood that inflation, interest rates, government defaults, government shutdowns, wars, regional conflicts, acts of terrorism, or social unrest, could affect the securities market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Similarly, the impact of any epidemic, pandemic, natural disaster, spread of infectious illness or other public health issue, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to a recent outbreak of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The duration of the outbreak and its effects cannot be determined with certainty. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect a Fund’s investments.

Multi-Manager and Multi-Style Management Risk. Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in evaluating the relevant strategy and recommending investments for the Fund to the Fund’s overlay manager. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard.

In addition, a Sub-adviser may implement its model portfolio for its other accounts prior to submitting its model to the overlay manager appointed by the Adviser for each Fund, or after submitting its model portfolio to the overlay manager but before the overlay manager has had an opportunity to place some or all of the trades necessary for the Fund to implement the model portfolio. In these circumstances, trades placed by the overlay manager pursuant to a model portfolio may be subject to price movements that result in the Fund receiving prices that are different from the prices obtained by the Sub-adviser for its other accounts, including less favorable prices. The risk of such price deviations may increase for large orders or where securities are thinly traded.

Overlay Manager Risk. Each Fund implements the investment recommendations of the Sub-advisers through the use of an overlay manager appointed by the Adviser. Pursuant to direction from the Adviser, the overlay manager has limited authority to vary from the models. The Fund is subject to the risk that the performance of a

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portion of the Fund allocated to a particular Sub-adviser may deviate from the performance of that Sub-adviser’s model portfolio or the performance of other proprietary or client accounts over which that Sub-adviser retains trading authority. The overlay manager’s variation from a Sub-adviser’s model portfolio may contribute to performance deviations, including under performance.

Real Estate Investment Trusts Risk. REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through the Funds, shareholders will not only bear the proportionate share of the expenses of the Funds, but will also indirectly bear similar expenses of underlying REITs. The Funds may be subject to certain risks associated with the direct investments of the REITs, such as including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs generally depend on their ability to generate cash flow to make distributions to shareholders or unit holders and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Redemption Risk. A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are available only to participants in a single asset allocation program, a reduction in the allocation of program assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers.

Regulatory and Judicial Risk. The regulation of security transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by legislation, regulation, and judicial action. The effect of any future regulatory or judicial action on a Fund is impossible to predict but could be substantial and adverse to a Fund. Judicial actions may impact specific issuing entities such as in relation to bankruptcy rulings. Legislative or regulatory changes may have a broader impact to a range of municipal issuers, such as a change in tax status.

A Fund could be affected not just by regulation in the United States but also by the regulation of foreign governments. Foreign governments could impose capital or currency controls, nationalize a company or industry of which a Fund owns securities, or impose punitive taxes that could have an adverse effect on security prices. Some foreign governments impose less governmental supervision and regulation of the securities markets and participants in those markets, which could make some markets more volatile or increase the difficulty of valuing certain securities.

Sector Focus Risk. To the extent a Fund invests a relatively high percentage of its assets in the securities of companies in the same or related businesses (market sectors), the Fund will have greater exposure to the risks associated with those sectors, including the risk that the securities of companies within the sectors will underperform due to adverse economic conditions, regulatory or legislative changes, or increased competition affecting the sectors. To the extent a Fund is underweight other sectors, the Fund may be unable to take advantage of progress or advances in those sectors. A fund that is more diversified across numerous sectors may perform better than a Fund if the sectors in which the Fund is overweight perform poorly or the sectors in which the Fund is underweight perform well.

Smaller Company Risk. Certain Funds may invest in securities of small-capitalization and mid-capitalization companies. While these investments may provide potential for appreciation, these securities can present higher

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risks than investments in securities of larger companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines, and the frequent lack of depth of management. Additionally, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, less publicly available information may be available for smaller companies and, when available, such information may be inaccurate or incomplete.

Taxation Risk. The Funds are managed to seek to minimize tax consequences to shareholders, but there is no guarantee that a Fund will be able to operate without incurring taxable income and gains for shareholders. For example, under certain market conditions, a Fund could exhaust its tax loss carryforwards and be forced to recognize taxable income and gains in connection with the sale of portfolio securities. Because each Fund intends to annually distribute substantially all of its income and gains to shareholders in order to avoid incurring corporate and excise taxes, it may be required to make distributions to shareholders that subject shareholders to federal, state and local taxes. Failure to distribute such income and gains would have negative tax consequences to a Fund and its shareholders that likely would outweigh the tax consequences associated with the Fund’s distribution of income and gains.

In addition, while a Fund may at times engage in tax loss harvesting whereby securities are sold in order to generate capital losses to offset current and future capital gains, there are certain risks inherent with tax loss harvesting, including the possibility that such activity does not improve the Fund’s after-tax returns. In some cases, a Fund may repurchase the securities sold at a higher price or the Fund may purchase substitute securities that do not perform as well as the securities that were sold. In other cases, a Fund may purchase additional shares of securities already held by the Fund at a lower cost than the shares held by the Fund with the intent to sell the Fund’s higher cost shares, which is subject to the risk that the value of the securities may decrease prior to their sale. In addition, under certain market conditions, such as lower volatility periods and periods of strong economic growth, the Fund’s ability to generate capital losses to offset capital gains may be limited, which would limit the Fund’s ability to implement its tax loss harvesting strategy. Because loss harvesting continuously decreases the cost-basis of the Fund’s portfolio, there is also a risk that opportunities to realize losses may decrease over time. Tax loss harvesting may also increase the Fund’s portfolio turnover rates. In addition, the “wash sales” rule will limit the Fund’s ability to currently recognize a loss from the tax loss harvesting strategy when selling and purchasing substantially identical assets within a 61-day window (i.e., a period beginning 30 days before the date of such purchase or the sale and ending 30 days after such date). In such a case, the basis of the newly purchased securities will be adjusted to reflect the disallowed loss.

Value Style Risk. Certain Funds follow an investing style that favors value investments. The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Favoring stocks with a value orientation means the Fund will invest in of companies whose securities are believed to be undervalued relative to their projected underlying profitability, but there can be no assurance that the shares of the companies selected for a Fund will appreciate in value. In addition, many of the stocks in a Fund with a value orientation are more volatile than the general market.

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PORTFOLIO HOLDINGS INFORMATION

A complete description of each Fund’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUNDS

Investment Adviser

The Adviser, 12555 Manchester Road, St. Louis, Missouri 63131, serves as investment adviser to each Fund under an investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of the Funds. Olive Street is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”) and was formed in Missouri in 2012. As the Adviser, Olive Street has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and subject to review and approval by the Board, sets each Fund’s overall investment strategies. The Adviser is also responsible for the oversight and evaluation of each Fund’s Sub-advisers.

Advisory Fees

For its investment services, the Adviser receives the annual management fees, set forth below, calculated daily and payable monthly as a percentage of the relevant Fund’s average daily net assets.

Fund	Management Fee
Large Cap Fund	0.44%
Small/Mid Cap Fund	0.64%
International Equity Fund	0.60%

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, the Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and extraordinary or non-routine expenses) through at least October 28, 2023 to the extent necessary to limit total annual Fund operating expenses after fee waivers and/or expense reimbursement to the amount set below as a percentage of the relevant Fund’s average daily net assets.

Fund	Expense Cap
Large Cap Fund	0.51%
Small/Mid Cap Fund	0.73%
International Equity Fund	0.67%

Any fee reductions or expense payments made by the Adviser pursuant to the operating expense limitation agreement are subject to reimbursement by a Fund, if requested by the Adviser, in the thirty six (36) month period following such fee waiver and/or expense payment, if the aggregate amount actually paid by a Fund toward operating expenses, as accrued each month (taking into account any reimbursements) does not exceed the Fund’s expense cap accrued for such month (i) at the time of the fee waiver and/or expense payment and (ii) at the time of the reimbursement. A Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of expenses.

In addition to the operating expense limitation agreement, the Adviser has also contractually agreed to waive its management fees through at least October 28, 2023, to the extent management fees to be paid to the Adviser exceed the aggregate management fees payable by a Fund to the Fund’s Sub-advisers. Such waivers are not subject to reimbursement by the Fund.

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A discussion regarding the Board’s considerations in connection with the approval of the Advisory Agreement for the Funds will be available in the Funds’ first annual or semi-annual report to shareholders.

Fund Expenses

In addition to the management fees discussed above, each Fund incurs other expenses such as custodian, transfer agency, and interest.

Sub-adviser Evaluation

The Adviser is responsible for hiring, terminating, and replacing Sub-advisers, subject to the Board’s oversight. Before hiring a Sub-adviser, Olive Street performs due diligence on the Sub-adviser, including (but not limited to), quantitative and qualitative analysis of the Sub-adviser’s investment process, risk management, and historical performance. It is Olive Street’s goal to hire Sub-advisers who it believes are skilled and can deliver appropriate risk-adjusted returns over a full market cycle. Olive Street selects Sub-advisers who it believes will be able to add value through recommendations with respect to security selection or allocations to securities, markets, or strategies. Olive Street is responsible for the general overall supervision of the Sub-advisers along with allocating a Fund’s assets among the Sub-advisers and rebalancing a Fund’s portfolio as necessary from time to time. As further described in the “Principal Investment Strategies” section for each Fund, each Sub-adviser, except for Parametric, will manage its portion of the Fund’s portfolio by making recommendations as to the purchase, sale and retention of assets, with those recommendations executed by Parametric as overlay manager subject to limited variation primarily for the purpose of efficient tax management.

More on Multi-Style Management. The investment methods used by the Sub-advisers in recommending securities and other investments for the Funds vary. The allocation of a Fund’s portfolio managed by one Sub-adviser will, under normal circumstances, differ from the allocations managed by the other Sub-advisers of the Fund with respect to, among other things, portfolio composition, turnover, issuer capitalization, and issuer financials. Because recommendations are made independently by each Sub-adviser, it is possible that one or more Sub-advisers could recommend the same security or that several Sub-advisers may simultaneously favor the same industry or sector.

The Adviser is responsible for establishing the target allocation of each Fund’s assets to each Sub-adviser and may adjust the target allocations at its discretion. Market performance may result in allocation drift among the Sub-advisers of a Fund. The Adviser is also responsible for periodically reallocating the portfolio among the Sub-advisers, the timing and degree of which will be determined by the Adviser at its discretion. Parametric as overlay manager selects the brokers and dealers to execute transactions for each Fund.

At times, allocation adjustments among Sub-advisers may be considered tactical with over- or under-allocations to certain Sub-advisers based on the Adviser’s assessment of the risk and return potential of each Sub-adviser’s strategy. Sub-adviser allocations are also influenced by each Sub-adviser’s historical returns and volatility, which are assessed by examining the performance of strategies managed by the Sub-advisers in other accounts that the Adviser believes to be similar to those that will be used for a Fund.

In the event a Sub-adviser ceases to manage an allocation of a Fund’s portfolio, the Adviser will select a replacement Sub-adviser or adjust the weighting of the remaining Sub-advisers’ model portfolios at the Adviser’s discretion. The securities that were recommended in the departing Sub-adviser’s model portfolio and purchased by Parametric may be retained or will be liquidated, taking into account various factors, which may include but are not limited to the market for the security and the potential tax consequences. The Adviser may also add additional Sub-advisers in order to increase a Fund’s diversification or capacity or as otherwise determined by the Adviser to be in the best interests of the Fund.

The Funds and the Adviser have obtained an exemptive order from the SEC that permits the Adviser to act as the manager of managers of the Funds and be responsible for the investment performance of the Funds, since it will

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allocate the Funds’ assets to the Sub-advisers and recommend hiring or changing Sub-advisers to the Board. The “manager of managers” structure enables the Funds to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The structure does not permit investment management fees paid by the Funds to be increased or to materially change the Adviser’s obligations under the Advisory Agreement, including the Adviser’s responsibility to monitor and oversee sub-advisory services furnished to the Funds, without shareholder approval. Furthermore, any sub-advisory agreements with affiliates of the Funds or the Adviser will require shareholder approval.

Multi-Manager Exemptive Orders. As referenced above, the Trust and the Adviser have obtained an exemptive order from the SEC, which permits the Adviser, subject to certain conditions, to select new Sub-advisers with the approval of the Board but without obtaining shareholder approval. The order also permits the Adviser to change the terms of agreements with the Sub-advisers and to continue the employment of a Sub-adviser after an event that would otherwise cause the automatic termination of services. The order also permits the Funds to disclose Sub-advisers’ fees only in the aggregate in the SAI. This arrangement has been approved by the Board and each Fund’s initial shareholder. Within 90 days of retaining a new Sub-adviser, shareholders of the affected Fund(s) will receive notification of any such change. In accordance with a separate exemptive order that the Trust and the Adviser have obtained from the SEC, the Board may approve a new sub-advisory agreement or a material amendment to an existing sub-advisory agreement at a meeting that is not in person, subject to certain conditions, including that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting.

Sub-advisers and Portfolio Managers

The Adviser and the Trust, on behalf of the Funds, have entered into a sub-advisory agreement with each Sub-adviser (each, a “Sub-advisory Agreement”). For the services provided pursuant to its Sub-advisory Agreement, each Sub-adviser receives an annual fee directly from each Fund it serves. For the purposes of determining compensation under the Advisory Agreement, each Fund will be deemed to have paid the Adviser, and the Adviser will be deemed to have received an amount equal to any payment made pursuant to the Sub-advisory Agreements. As stated above, the Adviser has contractually agreed to waive its management fees for each Fund to the extent management fees to be paid to the Adviser exceed the aggregate management fees payable to the Fund’s Sub-advisers. As further described in the “Principal Investment Strategies” section for each Fund, each Sub-adviser, except for Parametric, will manage its portion of the Fund’s portfolio by making recommendations as to the purchase, sale and retention of assets, with those recommendations executed by Parametric as overlay manager subject to limited variation primarily for the purpose of efficient tax management. The Adviser oversees the Sub-advisers for compliance with the Funds’ investment objectives, policies, strategies, and restrictions, and monitors each Sub-adviser’s adherence to its investment style. The Board oversees the Adviser and the Sub-advisers, establishes policies that they must follow in their management activities, and oversees the hiring, termination, and replacement of Sub-advisers recommended by the Adviser.

A discussion regarding the Board’s considerations in connection with the approvals of the Sub-advisory Agreements for the Funds will be available in the Funds’ first annual or semi-annual report to shareholders.

The following provides additional information about each Sub-adviser and the portfolio managers who are responsible for the day-to-day management of each Sub-adviser’s allocated portion of a Fund. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of securities in the Funds.

Large Cap Fund

Barrow Hanley

Barrow Hanley, 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, serves as a Sub-adviser to the Large Cap Fund under a sub-advisory agreement with the Adviser on behalf of the Large Cap Fund. Barrow Hanley is

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registered as an investment adviser with the SEC and was founded in 1979. As of June 30, 2021, Barrow Hanley had assets under management of approximately $50.6 billion.

Portfolio Managers:

Mark Giambrone, Michael Nayfa, CFA, and Terry Pelzel, CFA have been portfolio managers of the Large Cap Fund since its inception.

Mr. Giambrone has been a Portfolio Manager at Barrow Hanley since 2002. Before joining Barrow Hanley in 1999, he served as a portfolio consultant at HOLT Value Associates. Mr. Giambrone has 29 years of professional experience.

Mr. Nayfa has been a Portfolio Manager for this strategy since 2014 and was an Equity Analyst from 2008 to 2014. He continues to serve as an Equity Analyst on other strategies. Before joining Barrow Hanley in 2008, he worked as an analyst at HBK and in the institutional equity sales group at Natexis Bleichroeder. Mr. Nayfa has 17 years of professional experience.

Mr. Pelzel has been a Portfolio Manager for this strategy since 2014 and was an Equity Analyst from 2010 to 2014. He continues to serve as an Equity Analyst on other strategies. Before joining Barrow Hanley in 2010, he served as a senior portfolio analyst for Highland Capital Management, LP. He has 16 years of professional experience.

ClearBridge

ClearBridge, 620 Eighth Avenue, New York, N.Y. 10018, serves as a Sub-adviser to the Large Cap Fund under a sub-advisory agreement with the Adviser on behalf of the Large Cap Fund. ClearBridge is registered as an investment adviser with the SEC. As of June 30, 2021, ClearBridge had assets under management of approximately $199 billion.

Portfolio Managers:

Scott Glasser and Michael Kagan have been portfolio managers of the Large Cap Fund since its inception.

Mr. Glasser is Chief Investment Officer of ClearBridge and co-manages the ClearBridge Appreciation Strategy, which he has done since 1995. He has 30 years of investment industry experience and is a member of ClearBridge’s Management, Valuation and Risk Management Committees. He previously served as co-director of research for ClearBridge. Prior to joining the firm, Mr. Glasser was a credit analyst specializing in fixed income investments for Bear Stearns. In 1993, he joined the research department of predecessor organization Shearson Lehman Brothers as a consumer analyst and transitioned into a role as a portfolio manager one year later. Mr. Glasser graduated from Middlebury College in Vermont where he received his BA in Political Science and Spanish. He earned his MBA in Finance from Pennsylvania State University.

Mr. Kagan co-manages the Appreciation Strategy, which he has done since 2009. He joined a predecessor organization in 1994 and has 36 years of investment industry experience. Mr. Kagan is a member of the ClearBridge Proxy and Brokerage Committees. Mr. Kagan previously was employed as an equity analyst for Zweig Advisors and was portfolio manager of the Fidelity Select Construction and Housing Fund at Fidelity Investments. He received his BA in Economics from Harvard College and attended the Massachusetts Institute of Technology Sloan School of Management.

T. Rowe Price

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, serves as a Sub-adviser to the Large Cap Fund under a sub-advisory agreement with the Adviser on behalf of the Large Cap Fund. T. Rowe Price is registered as an investment adviser with the SEC and was founded in 1937. As of June 30, 2021, T. Rowe Price and its affiliates had assets under management of approximately $1.62 trillion.

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Portfolio Manager:

Taymour Tamaddon has served as a portfolio manager of the Large Cap Fund since its inception.

Mr. Tamaddon is the portfolio manager of the US Large-Cap Growth Equity Strategy in the U.S. Equity Division. He is a vice president and a member of the Investment Advisory Committees for the Health Sciences Equity, Global Growth Equity, US Growth Stock Equity, and Global Focused Growth Equity Strategies. Mr. Tamaddon is an executive vice president of T. Rowe Price Equity Funds and a vice president of the T. Rowe Price International Funds, Inc., and T. Rowe Price Global Funds. He is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Trust Company. Mr. Tamaddon’s investment experience began in 2003, and he has been with T. Rowe Price since 2004, beginning in the U.S. Equity Division, after serving as a summer intern in 2003. Prior to this, He was employed by Amazon.com in the areas of finance and merchandising. Before that, he was employed by Booz Allen Hamilton as a consultant, specializing in the energy industry. Mr. Tamaddon earned a B.S., cum laude, in applied physics from Cornell University and an M.B.A. from Dartmouth College, Tuck School of Business, where he was an Edward Tuck Scholar with high distinction. Taymour also has earned the Chartered Financial Analyst® designation.

Small/Mid Cap Fund

AllianceBernstein

AllianceBernstein, 501 Commerce Street, Nashville, TN 37203, serves as investment Sub-adviser to a portion of the assets of the Small/Mid Cap Fund. AllianceBernstein is registered as an investment adviser with the SEC. As of June 30, 2021, AllianceBernstein had approximately $738 billion in assets under management.

Portfolio Managers:

James MacGregor, CFA and Erik Turenchalk, CFA have been portfolio managers of the Small/Mid Cap Fund since its inception.

Mr. MacGregor was appointed Chief Investment Officer of US Small and Mid Cap Value Equities in 2009. In this role, he acts as the lead portfolio manager for AllianceBernstein’s US Small and Mid Cap Value strategies. Mr. MacGregor was appointed Head of US Value Equities in 2019, responsible for all US Value portfolios in the areas of business management and talent development. From 2009 to 2012, he also served as CIO of Canadian Value Equities. From 2004 to 2009, Mr. MacGregor was director of research for Small and Mid Cap Value Equities, overseeing coverage of companies for the Small Cap and Small/Mid Cap Value services. He started as a research analyst covering a wide number of sectors for those same services. Prior to joining the firm in 1998, Mr. MacGregor was a sell-side research analyst at Morgan Stanley, where he covered US packaging and Canadian paper stocks. He also serves as a board member and volunteer for Xavier Mission, a charitable organization that provides basic services and opportunities for empowerment and self-sufficiency to New Yorkers in need. Mr. MacGregor holds a BA in economics from McGill University, an MSc in economics from the London School of Economics and an MBA from the University of Chicago. He is a CFA charterholder.

Mr. Turenchalk was appointed Portfolio Manager for US Small and Mid Cap Value Equities in January 2020. From 2012 to 2019, he was a senior research analyst on the Small and Mid Cap Value team, responsible for covering industrial companies. Mr. Turenchalk was also the global industrials sector leader from 2017 to 2019. He joined the firm in 1999, and was promoted to research analyst in 2005. From 1999 to 2007, Mr. Turenchalk worked on the Advanced Value hedge-fund team, primarily researching short-position ideas with an emphasis on the consumer-cyclicals sector. In 2007, he relocated to London to support the firm’s international hedge-fund offerings. In 2010, Mr. Turenchalk returned to New York to oversee the research of short positions for the domestic hedge-fund portfolios. In 2012, he joined the Small and Mid Cap Value team. Prior to joining the firm, Mr. Turenchalk was a business analyst at Pratt & Whitney, a United Technologies company. He holds a BS in business administration with a concentration in finance from the University of Connecticut and is a CFA charterholder.

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GSAM

GSAM, 200 West Street, New York, New York 10282, serves as investment Sub-adviser to a portion of the assets of the Small/Mid Cap Fund. GSAM is registered as an investment adviser with the SEC. As of June 30, 2021, GSAM had approximately $2.092 trillion in assets under supervision.

Portfolio Managers:

Greg Tuorto, Jessica Katz and Steven M. Barry have been portfolio managers of the Small/Mid Cap Fund since its inception.

Mr. Tuorto is a portfolio manager on GSAM’s Fundamental Equity Team focused on the US Small and Small/Mid Cap Growth strategies. He joined GSAM in 2019. Prior to joining GSAM, Mr. Tuorto had worked at JPMorgan Asset Management since 2008.

Ms. Katz is a Portfolio Manager for GSAM’s Fundamental Equity Team focused on the US Small and Small/Mid Cap Growth strategies. Prior to joining GSAM, she spent over seven years as a Research Analyst at Eaton Vance Management.

Mr. Barry joined GSAM in 1999. He is Managing Director and Co-Chief Investment Officer of GSAM’s Fundamental Equity’s US Equity Team, as well as Global Head and Chief Investment Officer of Fundamental Equity since 2009.

J.P. Morgan

J.P. Morgan, 383 Madison Avenue, New York, NY 10179, serves as investment Sub-adviser to a portion of the assets of the Small/Mid Cap Fund. As of June 30, 2021, J.P. Morgan had approximately $2.57 trillion in assets under management.

Portfolio Managers:

Timothy Parton, CFA and Felise L. Agranoff, CFA have been portfolio managers of the Small/Mid Cap Fund since its inception.

Mr. Parton, managing director, is a portfolio manager within the U.S. Equity Group. An employee since 1986, Mr. Parton has managed a variety of Small and Mid-Cap portfolios over his tenure. Mr. Parton has been managing the J.P. Morgan Mid Cap Growth Strategy since November 2001 and the J.P. Morgan Growth Advantage Strategy since its inception in September 2005. In addition, he is a co-portfolio manager on the J.P. Morgan Equity Focus Strategy and J.P. Morgan Mid Cap Equity Strategy. Mr. Parton holds a B.Sc. in Economics and Accounting from the University of Bristol in England. He is a member of both the New York Society of Security Analysts and The CFA Institute, and a CFA charterholder.

Ms. Agranoff, managing director, is a portfolio manager within the U.S. Equity Group. An employee since 2004, Ms. Agranoff is a co-portfolio manager for the Mid Cap Growth, Growth Advantage and Small Cap Growth Strategies. Ms. Agranoff started on the J.P. Morgan U.S. Equity Large Cap fundamental research team before joining the growth team in 2006. As a research analyst for the growth team Ms. Agranoff covered the small and mid cap industrials sector as well as mid cap financials and business services. Ms. Agranoff obtained a B.S. in Finance and Accounting from the McIntire School of Commerce at the University of Virginia. She is a member of the CFA Institute and a CFA charterholder.

Neuberger Berman

Neuberger Berman, 1290 Avenue of the Americas New York, New York 10104, serves as a Sub-adviser to the Small/Mid Cap Fund under a sub-advisory agreement with the Adviser on behalf of the Small/Mid Cap Fund. Neuberger Berman is registered as an investment adviser with the SEC. As of June 30, 2021, Neuberger Berman and its affiliates had approximately $433 billion in assets under management.

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Portfolio Managers:

Robert W. D’Alelio, Brett Reiner, Gregory G. Spiegel and Judith M. Vale, CFA have been portfolio managers of the Small/Mid Cap Fund since its inception.

Mr. D’Alelio, Managing Director, joined the firm in 1996. Mr. D’Alelio is a Co-Portfolio Manager on the Small Cap Team. Previously, he spent 15 years at Putnam Investments as an equity analyst and, later, as a senior vice president and portfolio manager. Mr. D’Alelio began his investment career in 1979 as an analyst at the Bank of New England. He earned a BA from the University of Massachusetts and an MBA from Babson College.

Mr. Reiner, Managing Director, joined the firm in 2000. Brett is a Portfolio Manager on the Small Cap Team, where he has been a member since 2003. Mr. Reiner joined the firm as an Analyst in the Research department covering the Consumer Non-Durables sector. Prior to joining the firm, he spent 11 years as a project manager at Mars & Co. Consulting. Mr. Reiner graduated summa cum laude with a BSE from the University of Pennsylvania’s Wharton School of Business.

Mr. Spiegel, Managing Director, joined the team and the firm in 2012. Mr. Spiegel is a Portfolio Manager on the Small Cap Team. Previously, he was Director of Research at Tourmalet Advisors, where he covered global equities and oversaw that firm’s research analysts. His investment career has included a number of analyst and portfolio management positions with Pequot Capital Management, Inc., Pilot Advisors, L.P., Bear Stearns & Co., Inc., Glickenhaus & Co., and Herzog, Heine & Geduld. Mr. Spiegel earned an MBA from Columbia Business School and a BS from Boston University.

Ms. Vale, CFA, Managing Director, joined the firm in 1992. Ms. Vale is a Co-Portfolio Manager on the Small Cap Team. Previously, she was a portfolio manager at Quest Advisory and a senior fund analyst at Merrill Lynch Asset Management. Ms. Vale began her investment career in 1980 as an institutional analyst at Ingalls & Snyder. She earned a BA from Yale University, and has been awarded the Chartered Financial Analyst designation.

Allspring

Allspring, 525 Market Street, 12th Floor, San Francisco, California 94105, serves as investment sub-adviser to the Small/Mid Cap Fund under a sub-advisory agreement with the Adviser on behalf of the Small/Mid Cap Fund. Allspring is registered as an investment adviser with the SEC. As of June 30, 2021, Allspring had approximately $504.9 billion in assets under management.

Portfolio Managers:

Jim Tringas, CFA, Bryant H. VanCronkhite, CFA, CPA and Shane Zweck, CFA have been portfolio managers of the Small/Mid Cap Fund since its inception.

Mr. Tringas is a managing director, co-team leader, and senior portfolio manager for the Special Global Equity team at Allspring. He joined Allspring from its predecessor, Wells Fargo Asset Management (WFAM). Mr. Tringas joined WFAM from Evergreen Investments, where he began his investment industry career in 1994, which includes serving as a portfolio manager with Wachovia Asset Management Group. Prior to this, he served as a senior consultant in the Personal Financial Group of Ernst & Young. Mr. Tringas earned a bachelor’s degree and a master’s degree in accounting from the University of Florida. He has earned the right to use the Chartered Financial Analyst® designation and is a member of CFA Society Boston

Mr. VanCronkhite is a managing director, co-team leader, and senior portfolio manager for the Special Global Equity team at Allspring. He joined Allspring from its predecessor, Wells Fargo Asset Management. Prior to this, Mr. VanCronkhite was a senior research analyst on the team, which he joined in 2004 before the acquisition of Strong Capital Management. Earlier, VanCronkhite was a mutual fund accountant for

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Strong. He began his investment industry career in 2003. He earned a bachelor’s degree and a master’s degree in professional accountancy from the University of Wisconsin, Whitewater, and is a certified public accountant. Bryant has earned the right to use the Chartered Financial Analyst® designation and is a member of CFA Society Milwaukee and the AICPA.

Mr. Zweck is a portfolio manager for the Special Global Equity team at Allspring. He joined Allspring from its predecessor, Wells Fargo Asset Management (WFAM). Mr. Zweck joined WFAM in 2007 from Opportunity Capital Advisors, where he was an investment analyst. Before that, Mr. Zweck served as an investment intern for Citigroup. Mr. Zweck earned a bachelor’s degree in business administration from the University of Wisconsin, Madison. He has earned the right to use the Chartered Financial Analyst® designation.

International Equity Fund

Pzena

Pzena, 320 Park Avenue, 8th Floor, New York, New York 10022, serves as a sub-adviser to the International Equity Fund under a sub-advisory agreement with the Adviser on behalf of the International Equity Fund. Pzena is registered as an investment adviser with the SEC. As of June 30, 2021, Pzena had approximately $53.1 billion in assets under management.

Portfolio Managers:

Caroline Cai, Allison Fisch, and John Goetz have been portfolio managers of the International Equity Fund since its inception.

Ms. Cai joined Pzena in 2004 and currently serves as a Managing Principal and Portfolio Manager for Pzena. Ms. Cai holds a B.A., summa cum laude, in Mathematics and Economics from Bryn Mawr College and is a Chartered Financial Analyst.

Ms. Fisch joined Pzena in 2001 and currently serves as a Portfolio Manager for Pzena. Ms. Fisch holds a B.A., summa cum laude, in Psychology and a minor in Drama from Dartmouth College.

Mr. Goetz joined Pzena in 1996 and currently serves as Co-Chief Investment Officer, Managing Principal and Portfolio Manager for Pzena. Mr. Goetz holds a B.A., summa cum laude, in Mathematics and Economics from Wheaton College and an M.B.A. from the Kellogg School of Management at Northwestern University.

T. Rowe Price

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, serves as a Sub-adviser to the International Equity Fund under a sub-advisory agreement with the Adviser on behalf of the International Equity Fund. T. Rowe Price is registered as an investment adviser with the SEC and was founded in 1937. As of June 30, 2021, T. Rowe Price and its affiliates had assets under management of approximately $1.62 trillion.

Portfolio Managers:

Raymond A. Mills has been a portfolio manager of the International Equity Fund since its inception.

Mr. Mills is the portfolio manager of T. Rowe Price’s International Core Equity Strategy in the International Equity Division. Mr. Mills also serves on the Investment Advisory Committees of other international equity, asset allocation, and global real estate strategies. He is a member of the International Equity Steering Committee and the Equity Brokerage and Trading Control Committee. Ray also is a vice president of T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International Ltd. Mr. Mills

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has been with T. Rowe Price since 1997, beginning as an investment analyst in the U.S. Equity Division. Prior to this, Mr. Mills was employed by The Analytic Sciences Corporation as a principal systems engineer on large space systems. Mr. Mills earned a B.S., summa cum laude, from Virginia Tech; an S.M. from the Massachusetts Institute of Technology; and a Ph.D. in aeronautical and astronautical engineering from Stanford University. He also has earned the Chartered Financial Analyst® designation.

Walter Scott

Walter Scott, One Charlotte Square, Edinburgh, EH2 4DR, UK, serves as a sub-adviser to the International Equity Fund under a sub-advisory agreement with the Adviser on behalf of the International Equity Fund. Walter Scott is registered as an investment adviser with the SEC. As of June 30, 2021, Walter Scott had approximately $101.6 billion in assets under management.

Portfolio Managers:

Jane Henderson, Charles Macquaker and Roy Leckie have been portfolio managers of the International Equity Fund since its inception.

Ms. Henderson is Managing Director of Walter Scott. Having joined the firm in 1995 as an investment analyst, she has held a range of investment, management, client service and governance responsibilities and was instrumental in the development of the firm’s US investment strategy. Ms. Henderson co-chaired Walter Scott’s Investment Management Group before becoming Managing Director in 2010. She holds a BSc (Hons) in Marine and Environmental Biology from the University of St Andrews.

Mr. Macquaker is Executive Director, Investment at Walter Scott. Having joined the firm in 1991, he has held a range of investment, management, client service and governance responsibilities and has had extensive experience of analysing companies around the world, particularly in Europe and Japan. Mr. Macquaker joined the firm’s Board in 2009 and is Co-Chair of the Investment Management Committee. He holds a BSc (Econ) (Hons) in European Studies from the University of Buckingham.

Mr. Leckie is Executive Director, Investment & Client Service at Walter Scott. Since joining the firm in 1995, he has held a range of investment, management, client service and governance responsibilities. Mr. Leckie was integral to the development of the firm’s emerging market capabilities, and he has played a central role in the stewardship of Walter Scott’s global and international strategies since 2007. Mr. Leckie joined the firm’s Board in 2008 and is Co-Chair of the Investment Management Committee. He holds a BSc (Hons) in Statistics from the University of Glasgow.

Large Cap Fund, Small/Mid Cap Fund and International Equity Fund

Parametric

Parametric, 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104, serves as investment sub-adviser to a portion of the assets of the Funds. Parametric is registered as an investment adviser with the SEC. As of June 30, 2021, Parametric had approximately $410,784.96 million in assets under management.

Portfolio Managers:

Thomas Seto and Paul Bouchey, CFA have been portfolio managers of the Funds since their inception.

Thomas Seto, Head of Investment Management, has managed the portion of each Fund’s assets allocated to Parametric since each Fund’s inception. Mr. Seto is responsible for all portfolio management and trading related to the firm’s equity strategies. Prior to joining Parametric in 1998, Mr. Seto served as the head of US Equity Index investments at Barclays Global Investors. He earned an MBA in finance from the University of Chicago Booth School of Business and a BS in electrical engineering from the University of Washington.

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Paul Bouchey, CFA, Global Head of Research, has managed the portion of each Fund’s assets allocated to Parametric since each Fund’s inception. Mr. Bouchey leads Parametric’s research and development activities across all strategies. Mr. Bouchey earned a BA in mathematics and physics from Whitman College and an MS in computational finance and risk management from the University of Washington. A CFA charterholder, he is a member of the CFA Society of Seattle.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

Each Fund sells its shares at NAV. NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV). NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily. Each Fund’s share price is calculated as of the close of regular trading (generally, 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

In calculating NAV, each Fund generally values its investment portfolio at market price. When valuing portfolio securities, each Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”)) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the mean between last bid and ask price on such day. Each Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

Fair Value Pricing

If market or broker-dealer quotations are unavailable or deemed unreliable for a security or if a security’s value may have been materially affected by events occurring after the close of a securities market on which the security principally trades but before a Fund calculates its NAV, such Fund may, in accordance with procedures adopted by the Board, employ “fair value” pricing of securities. Fair value determinations are made in good faith in accordance with Board-approved procedures. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its sale under current market conditions. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. This fair value may be higher or lower than any available market price or quotation for such security and, because this process necessarily depends upon judgment, this value also may vary from valuations determined by other funds using their own valuation procedures. While the Funds’ use of fair value pricing is intended to result in calculation of an NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that any fair value price will, in fact, approximate the amount a Fund would realize upon the sale of the securities in question. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures. If any significant discrepancies are found, the Funds may adjust their fair valuation procedures.

For foreign securities traded on foreign exchanges, the Trust has selected ICE Data Services (“ICE”) to provide pricing and fair value adjustment data with respect to foreign security holdings held by the Funds. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of Fund securities traded on those foreign exchanges. In providing pricing data, ICE provides the Funds a confidence level for each security for which it provides a price. The confidence level is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding ADR, if one exists. The Funds use the ICE provided

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confidence level in determining whether to use the ICE provided prices. If the ICE provided confidence level is at or above a certain threshold, as determined by the Funds’ Valuation Committee from time to time, the Funds will value the particular security at that price. If the ICE provided confidence level falls below the threshold, the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices.

How to Buy Shares

Fund shares are currently available exclusively to investors participating in Advisory Solutions, an investment advisory program or asset-based fee program sponsored by Edward Jones, as well as current and former Trustees of the Trust. Orders by investors participating in Advisory Solutions to purchase shares must be placed directly with Edward Jones, which is registered with the SEC as a broker-dealer and investment adviser, or your local Edward Jones financial advisor. Current and former Trustees of the Trust may purchase shares directly. Payment for shares must be received by the transfer agent within three business days after the order is placed in good order. Each Fund reserves the right to reject purchase orders or to stop offering shares without notice. There are no minimum initial or subsequent investment amount requirements for the Funds. The Funds do not issue share certificates.

Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchases In-Kind

In limited circumstances, Advisory Solutions’ investors may acquire shares of a Fund with in-kind redemption proceeds they receive from a mutual fund that is not sponsored by Edward Jones (a “third party fund”). The Funds’ Board has adopted procedures that require the relevant Fund and the Adviser to meet certain conditions prior to the Fund’s acceptance of a contribution of securities in exchange for shares of the Fund. These procedures require, among other things, that (a) the Adviser, in consultation with the relevant Fund’s Sub-advisers, determines that the securities to be contributed to the Fund are appropriate for investment by the Fund in light of its investment objective, strategies and policies; (b) the Fund’s valuation procedures will be used when determining the value of the securities to be contributed to the Fund; and (c) the Adviser and the Board reasonably determine that the particular contribution in-kind transaction, when considered as a whole, is expected to be in the best interests of the Fund and its shareholders.

Although the contributed securities will be appropriate for investment by a Fund in light of its investment objective, strategies and policies, the Adviser, in consultation with the Sub-advisers, may nonetheless determine that it is consistent with the best interests of the Fund to liquidate a portion of the contributed securities. In the event of such determination, the Adviser, in its discretion and in consultation with the Sub-advisers, will determine which of the contributed securities will be liquidated and will allocate the resulting cash proceeds to one or more of the Fund’s Sub-advisers. The Fund will pay both the explicit transaction costs and any implicit transaction costs, including market impact and any markup built into the price of instruments held by a Fund, incurred in the sale of the contributed securities. The Adviser will seek to minimize the transaction costs, including market impact, to the Fund, generally by engaging one or more third-party transition management service providers that specialize in executing portfolio transactions on a large scale. However, the Adviser’s use of a transition manager does not guarantee that the Fund will experience better executions or reduced costs associated with the liquidation of the Fund’s securities.

A contribution of in-kind securities to purchase shares of a Fund will be permitted only if the Adviser reasonably determines that the overall benefits to the relevant Fund and its shareholders of the in-kind transaction, when considered as a whole, are expected to materially outweigh the costs of liquidating the securities. In making such

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determination, the Adviser will review and document the specific facts and circumstances of the particular in-kind transaction taking into account all relevant factors, including, but not limited to: (a) the transaction costs, including market impact, expected to be incurred by the Fund in liquidating a portion of the contributed securities, versus the transaction costs, including market impact, expected to be saved by the Fund in connection with receiving and retaining contributed securities; (b) the benefit the Fund is expected to receive, if any, by allowing the Fund to acquire certain contributed securities that the Fund may not otherwise be able to obtain with cash due to the fact that such securities may not be available, or are of limited supply, in the open market; and (c) the benefit the Fund’s shareholders are expected to receive, if any, as a result of the increase in the Fund’s assets that is associated with the transaction (e.g., a reduction in the Fund’s total annual operating expenses).

The Funds’ valuation procedures may differ from the valuation procedures utilized by the third party fund. In such instances, Advisory Solutions’ investors who acquire Fund shares with in-kind redemption proceeds may receive fewer or more shares of the relevant Fund than they would have received if the Fund used the same valuation procedures as the applicable third party fund.

USA PATRIOT Act. The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, the Adviser, and Edward Jones to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When setting up an Advisory Solutions account, you will be required to supply Edward Jones with your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, Edward Jones may temporarily limit any security purchases, including in the Funds. In addition, Edward Jones may close an account if it is unable to verify a shareholder’s identity. As required by law, Edward Jones may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Corporate, trust and other entity accounts require further documentation.

If Edward Jones does not have a reasonable belief of the identity of an account holder, the account will be rejected or the account holder will not be allowed to perform a transaction in the account until such information is received. The Funds also reserve the right to close the account within five business days if clarifying information/ documentation is not received. Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address. Any exceptions are reviewed on a case-by-case basis.

How to Sell Shares

Orders to sell or redeem shares must be placed directly with Edward Jones or your local Edward Jones financial advisor. All redemption requests accepted by the transfer agent before 4:00 p.m. Eastern time on any business day the NYSE is open will be executed at that day’s share price. Orders accepted after 4:00 p.m. or on a day the NYSE is closed will be executed at the next day’s price. If the NYSE closes early, the Funds may accelerate transaction deadlines accordingly. All redemption orders must be in good form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and federal savings and loan associations, but not from a notary public) to assure the safety of your account. If you discontinue your participation in Advisory Solutions or for any other reason are no longer an eligible shareholder, your shares in any of the Funds may be subject to compulsory redemption by such Funds. A Fund has the right to suspend redemptions of shares and to postpone the transmission of redemption proceeds to a shareholder for up to seven days, as permitted by law. Redemption proceeds held in an investor’s brokerage account generally will not earn any income, and Edward Jones may benefit from the use of temporarily uninvested funds.

ACCOUNT AND TRANSACTION POLICIES

Payment of Redemption Proceeds. Proceeds will generally be sent no later than seven calendar days after a Fund receives your redemption request. The Funds typically expect to pay sale proceeds to redeeming

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shareholders within 1 to 3 business days following receipt of a redemption order. A Fund may suspend your right to redeem your shares for (1) any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) any period during which the SEC determines that an emergency exists as a result of which (a) disposal by a Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for a Fund to determine the value of its net assets; or (3) such other periods as the SEC may by order permit. More information about redeeming shares and the circumstances under which redemptions may be suspended is in the SAI.

Your redemption proceeds will be deposited in your Advisory Solutions account unless you instruct otherwise. A Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.

The Funds generally pay sale (redemption) proceeds in cash. The Funds expect to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. Under unusual conditions, such as upon a particularly large redemption request in highly stressed marked conditions, a Fund may utilize any overdraft protection afforded by its custodian or rely upon an interfund loan to meet redemption requests. In a highly unusual situation that would make the payment of cash unwise, a Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind) in order to protect the Fund’s remaining shareholders. It is unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold. Under unusual conditions, a redemption in kind may include illiquid securities. Investors may not be able to sell such securities and may be required to hold such securities indefinitely.

Electronic Delivery. It is the Funds’ policy to deliver documents electronically whenever possible. You may choose to receive Fund documents electronically rather than hard copy by signing up for e-delivery for your Advisory Solutions account with Edward Jones at www.edwardjones.com/accountaccess.

Unclaimed Property. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Payments to Edward Jones. Every Advisory Solutions account pays asset-based fees to Edward Jones for investment advisory services which varies based on the amount of money in the Advisory Solutions account. Please refer to your updated Advisory Solutions Brochure for more information about payments to Edward Jones for investment advisory services related to your Advisory Solutions account. These fees and payments are not reflected in the fees and expenses described elsewhere in this Prospectus.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

Frequent purchases and redemptions of Fund shares may interfere with the efficient management of a Fund’s portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on a Fund’s long-term shareholders. For example, in order to handle large flows of cash into and out of a Fund, the portfolio managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve a Fund’s investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from a Fund’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that a Fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of a Fund’s portfolio securities.

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Because of the potential harm to a Fund and its long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance and other techniques. Under these policies and procedures, a Fund may limit additional purchases of Fund shares by shareholders whom the Adviser reasonably believes to be engaged in these excessive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but the Funds reserve the right to reject any purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Adviser reasonably believes to be actual market timing activity, a Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Adviser reasonably believes could be either excessive or for illegitimate purposes, a Fund may seek to block future purchases and exchanges of Fund shares by that account or permit the account holder to justify the activity. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in a Fund will occur.

The policies apply to any account, whether an individual account or accounts with financial intermediaries, such as investment advisers, introducing brokers and retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. The Funds and its service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to a Fund. However, there can be no assurance that the monitoring of omnibus account level trading will enable a Fund to identify or prevent all such trading by a financial intermediary’s customers.

DIVIDENDS AND DISTRIBUTIONS

Each Fund will make distributions of dividends and capital gains, if any, at least annually. A Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

All distributions will be reinvested in shares of the relevant Fund. Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.

TAX CONSEQUENCES

You should always consult your tax advisor for specific guidance regarding the federal, state and local tax effects of your investment in the Funds. The following is a summary of the U.S. federal income tax consequences of investing in the Funds. This summary does not apply to shares held in an individual retirement account or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

You are urged to consult your own tax advisor regarding your investment in the Funds.

Each Fund intends to elect and to continue to qualify to be taxed as a regulated investment company (a “RIC”) under Subchapter M of the Code. As a RIC, each Fund is generally not subject to U.S. federal income tax if it timely distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

Each Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.

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The Funds use a tax management technique known as highest in, first out. Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

The Funds intend to distribute substantially all of their net investment income and net realized capital gains, if any. You will generally be taxed on a Fund’s distributions, regardless of whether you reinvest them or receive them in cash. Each Fund’s distributions of net investment income (other than distributions of exempt-interest dividends) and short-term capital gains are generally taxable to you at ordinary income tax rates or at the lower capital gains rates that apply to individuals receiving qualified dividend income. Distributions that are reported by a Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains and currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets). Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Certain of the Funds’ investment strategies may limit their ability to make distributions eligible for the reduced rates applicable to qualified dividend income.

Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund (directly or in some cases indirectly) from U.S. corporations, subject to certain limitations. In view of the investment policy of the International Equity Fund, it is generally not expected that dividends from domestic corporations will be part of the gross income of the Fund and, accordingly, the distributions by the Fund are unlikely to be eligible for the dividends received deduction for corporate shareholders. In addition, certain of the other Funds’ investment strategies may limit their ability to make distributions eligible for the dividends received deduction.

Distributions that are reported by each Fund as long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to certain state and local taxes. Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

Distributions of capital gain and distributions of net investment income received shortly after the purchase of shares reduce the NAV of a Fund’s shares by the amount of the distribution. If you purchase shares just prior to a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you are taxed on the distribution even though, as an economic matter, the distribution represents a return of your investment. This is known as “buying a dividend” and should be avoided by taxable investors.

The sale or exchange of a Fund’s shares is a taxable transaction for federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than twelve months at the time of the sale or exchange, and otherwise as short-term capital gain or loss. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with respect to those shares. In addition, any capital loss arising from the sale or exchange of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received with respect to those shares. For tax purposes, an exchange of Fund shares for shares of a different fund is the same as a sale.

A Fund may be required to withhold federal income tax at the federal backup withholding rate of 24% on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your

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correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your federal income tax liability, so long as you provide the required information or certification.

After December 31 of each year, the Funds will mail you, or provide Edward Jones as sponsor of Advisory Solutions, reports containing information about the income tax classification of distributions paid during the year. Distributions declared in October, November or December to shareholders of record on a specified date in such a month, but paid in January, are taxable as if they were paid on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), are subject to a 3.8% tax that applies to “net investment income,” including interest, dividends and capital gains received from the Fund (including capital gains realized on the sale or exchange of shares of the Fund). Exempt-interest dividends do not constitute “net investment income” for this purpose.

The Funds (or their administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for purchases of Fund shares. In addition to reporting the gross proceeds from the sale of Fund shares, each Fund (or its administrative agent) is required to report the cost basis information for such shares and report whether these shares had a short-term or long-term holding period. For each sale of Fund shares, a Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, a Fund will use the default cost basis method which, if applicable, will be provided to you by your financial adviser in a separate communication. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them by the Funds and make any additional basis, holding period, or other adjustments that are required when reporting these amounts on their federal income tax returns.

Each Fund may invest in foreign securities and therefore may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of a Fund consist of foreign securities, the Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. A Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

A Fund may invest in REITs. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to the Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary

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income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

Because each shareholder’s tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Funds.

For further information about the tax effects of investing in the Funds, including state and local tax matters, please see the SAI.

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TRADEMARKS

The Russell 1000® Index, Russell 1000® Growth Index, Russell Midcap® Index, Russell Midcap® Growth Index, Russell Midcap® Value Index, Russell 2000® Index, Russell 2000® Growth Index, and Russell 2000® Value Index, Russell 2500® Index, Russell 2500® Growth Index, and Russell 2500® Value Index (each, an “Index” and collectively, the “Indices”) are trademarks of Frank Russell Company (“Russell”) and have been licensed for use by the Trust. The Trust and the Funds are not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of an Index (upon which a portion of a Fund based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to the Trust or the Funds or to their clients. The Indices are calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

THE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI, INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE TRUST. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THESE FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THESE FUNDS OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS TO PARTICIPATE IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE FUNDS ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF

61

MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

62

FINANCIAL HIGHLIGHTS

Because the Funds have not commenced operations as of the date of this prospectus, financial highlights are not available.

63

Bridge Builder Trust

You can find more information about the Funds in the following documents:

Statement of Additional Information (“SAI”): The SAI provides additional details about the investments and techniques of each Fund and certain other additional information. A current SAI is on file with the SEC and is herein incorporated into this Prospectus by reference. It is legally considered a part of this Prospectus.

Annual/Semiannual Reports (When Available): Additional information about the Funds’ investments will be available in the Funds’ annual and semiannual reports to shareholders. A Fund’s annual report will contain a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during the Fund’s prior fiscal year.

You can obtain free copies of the SAI, Annual or Semi-Annual Report (when available), request other information and discuss your questions about the Funds by contacting the Funds at:

Mailing Address:

Bridge Builder Trust

P.O. Box 1920

Denver, CO 80201

Overnight Address:

Bridge Builder Trust

1290 Broadway Suite 1000

Denver, CO 80203

www.bridgebuildermutualfunds.com

Shareholder reports and other information about the Funds are also available:

•	Free of charge from the Funds’ website at www.bridgebuildermutualfunds.com/literature.

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.

•	For a fee, by e-mail request to the SEC at publicinfo@sec.gov.

The Trust’s SEC Investment Company Act file number is 811-22811.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

SUBJECT TO COMPLETION

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED February 25, 2022

STATEMENT OF ADDITIONAL INFORMATION

[date], 2022

Bridge Builder Trust

Bridge Builder Tax Managed Large Cap Fund

Ticker: [XX]

Bridge Builder Tax Managed Small/Mid Cap Fund

Ticker: [XX]

Bridge Builder Tax Managed International Equity Fund

Ticker: [XX]

12555 Manchester Road

St. Louis, MO 63131

1-855-823-3611

www.bridgebuildermutualfunds.com

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the prospectus, dated [date], as it may be revised from time to time (the “Prospectus”), related to the Bridge Builder Tax Managed Large Cap Fund (the “Tax Managed Large Cap Fund”), the Bridge Builder Tax Managed Small/Mid Cap Fund (the “Tax Managed Small/Mid Cap Fund”) and the Bridge Builder Tax Managed International Equity Fund (the “Tax Managed International Equity Fund”) (together, the “Funds”), each a series of Bridge Builder Trust (the “Trust”). The Funds are each advised by Olive Street Investment Advisers, LLC (the “Adviser”).

This SAI is incorporated by reference into and should be read in conjunction with the Prospectus. The Prospectus and the Fund’ annual or unaudited semi-annual shareholder reports, when available, may be obtained free of charge by contacting the Fund at the address and phone number written above or by visiting the Funds’ website at www.bridgebuildermutualfunds.com/literature.

The Adviser has retained certain investment managers as Sub-advisers (each a “Sub-adviser,” and, collectively, the “Sub-advisers”), each responsible for portfolio management of a portion of each of the Fund’s total assets.

THE TRUST

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Trust may also issue separate classes of shares of any series. Currently, the Trust consists of fourteen series, eleven of which are offered in separate prospectuses and statements of additional information. Each Fund offers one class of shares. The Board may from time to time issue other series (and multiple classes of such series), the assets and liabilities of which will be separate and distinct from any other series.

The Funds’ Prospectus and this SAI are a part of the Funds’ registration statement filed with the SEC. Copies of the complete registration statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at sec.gov.

INVESTMENT STRATEGIES, POLICIES, SECURITIES AND INVESTMENTS, AND RISKS

Each Fund is diversified. This means that with respect to 75% of its total assets, a Fund may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of the Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund. Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time a fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, a fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal securities laws.

Each Fund implements the investment recommendations of the Sub-advisers through the use of Parametric Portfolio Associates LLC (“Parametric”) as overlay manager appointed by the Adviser. In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for each Fund. In this role, Parametric manages one or more allocated portions of each Fund pursuant to a strategy that is designed to provide similar exposure to certain designated indices, as described in additional detail below.

Each Sub-adviser (other than Parametric in its role as overlay manager) provides a model portfolio to Parametric on an ongoing basis that represents that Sub-adviser’s recommendation as to the securities to be purchased, sold or retained by a Fund. Parametric, as the overlay manager, then constructs a portfolio for each Fund that represents the aggregation of the model portfolios of the Sub-advisers, including with respect to each direct indexing portion of the Fund, with the weighting of each Sub-adviser’s model in the total portfolio determined by the Adviser.

Pursuant to direction from the Adviser, Parametric has limited authority to vary from the models, primarily for the purpose of efficient tax management of a Fund’s securities transactions. Parametric seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible. The Adviser may also direct Parametric to adjust the portfolio to implement the Adviser’s forward-looking views regarding various portfolio characteristics or factors, or for risk management purposes. Parametric may also vary the portfolio implementation to seek trading cost efficiencies, portfolio rebalancing or other portfolio construction objectives as directed by the Adviser.

The investment objectives, policies, strategies, risks and limitations discussed in this SAI may be changed without shareholder approval unless otherwise noted.

The following are descriptions of the permitted investments and investment practices of the Funds and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices unless such investment activity or practice is directly inconsistent with, or not permitted by, a specific Fund investment policy as stated below or in the Fund’s prospectus. A Fund is free to reduce or eliminate its activity in any of these areas. A Fund will only purchase an investment and/or engage in any of the below investment practices if such investment or investment practices is determined to be advantageous to the Fund by the Adviser and/or Sub-advisers.

Equity Securities

The Funds may purchase equity securities, including common stock. All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles, and the value of a Fund’s securities may fluctuate substantially from day-to-day. Owning an equity security that currently pays dividends can also subject a Fund to the risk that the issuer may discontinue paying dividends.

To the extent a Fund invests in the equity securities of small- or medium-sized companies, it will be exposed to the risks of small- and medium-sized companies. Such companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies. Furthermore, such companies may have limited product lines, or services, markets, or financial resources, or may be dependent on a small management group. In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions can decrease the value and liquidity of securities held by a Fund. As a result, the performance of small- and medium-sized securities can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund and cause the Fund to lose money.

Common Stock. Common stocks represent a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock. Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, although they may carry limited voting rights. Preferred stocks also normally have preference over the corporation’s assets and earnings. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate and may entitle the holder to acquire the issuer’s stock by exchange or purchase for a predetermined rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Depositary Receipts. American Depositary Receipts (“ADRS”), as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository” and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their local markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities, which are discussed below.

For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

For purposes of a Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers, and depositary receipts are subject to many of the risks associated with investing directly in foreign securities, which are discussed below.

Initial Public Offerings (“IPOs”). A Fund may invest a portion of its assets in equity securities of companies offering shares in IPOs. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund’s portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. If a Fund were to sell IPO shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The limited number of shares available may also mean that to the extent a Fund seeks to invest in IPOs, it could be unable to invest to the extent desired because, for example, only a small portion of the securities being offered in the IPO are available to a Fund.

A Fund’s investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Illiquid Investments

Under SEC rules, illiquid investments are investments that a Fund reasonably expects cannot be sold or otherwise disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. No Fund may purchase an investment if, immediately after the acquisition, more than 15% of the value of its net assets would be invested in illiquid investments that are assets. The Adviser and Sub-advisers will monitor the amount of illiquid investments in each Fund, under the supervision of the Board, to ensure compliance with this requirement.

Certain investments or asset classes may be illiquid investments due to restrictions on trading or limitations on transfer that would affect a determination of liquidity. For example, securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”) may be illiquid investments. However, under certain circumstances, including Rule 144A under the Securities Act, institutional buyers may be able to facilitate transactions in investments otherwise restricted from resale.

Illiquid investments may be priced at fair value as determined in good faith pursuant to procedures approved by the Board. Despite such good faith efforts to determine fair value prices, each Fund’s illiquid investments are subject to the risk that the investment’s fair value price may differ from the actual price that a Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to a Fund.

Liquidity Risk Management

The Trust has implemented a liquidity risk management program (the “Liquidity Program”) and related procedures to manage the liquidity risk of the Funds in accordance with Rule 22e-4 of the 1940 Act (the “Liquidity Rule”), and the Board has approved the administrator of the Liquidity Program (the “Liquidity Program Administrator”). Under the Liquidity Program, the Liquidity Program Administrator assesses, manages, and periodically reviews each Fund’s liquidity risk. The Liquidity Rule defines “liquidity risk” as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The liquidity of a Fund’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. The adoption of the Liquidity Program is not a guarantee that a Fund will have sufficient liquidity to satisfy its redemption requests in all market conditions or that redemptions can be effected without diluting remaining investors in the Fund. The Liquidity Rule may impact a Fund’s performance and its ability to achieve its investment objective.

Exchange-Traded Funds (“ETFs”) and Other Registered Investment Companies

The Funds may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents, in most cases, a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could contribute to increased price volatility and ETFs have management fees that increase their costs. ETFs are also subject to other risks, including the risk that their prices may not correlate perfectly with changes in the underlying index and the risk of possible trading halts due to market conditions or other reasons that, in the view of the exchange upon which an ETF trades, would make trading in the ETF inadvisable. An exchange-traded sector fund may also be adversely affected by the performance of that specific sector or group of industries on which it is based. Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies, subject to certain exceptions.

Despite the possibility of greater fees and expenses, investments in other investment companies may nonetheless be attractive for several reasons, especially in connection with foreign investments. Investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for a Fund to invest in such countries. In other cases, when a portfolio manager desires to make only a relatively small investment in a particular country, investing through another fund that holds investments in that country may be more effective than investing directly in issuers in that country.

The 1940 Act generally prohibits the Funds from investing more than 5% of the value of their total assets in any one registered investment company or more than 10% of the value of its total assets in registered investment companies as a group, and also restricts their investment in any registered investment company to 3% of the voting securities of such investment company. There are exceptions, however, to these limitations pursuant to various rules promulgated by the SEC. In particular, SEC rules allow the Funds to invest in money market funds in excess of the limits described above.

The Funds may invest in other investment companies, including those managed by the Adviser or a Sub-adviser, to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

Money Market Funds. The Funds may invest cash in, or hold as collateral for certain investments, shares of money market funds. An investment in a money market fund will involve payment by a Fund of its pro rata share of advisory and other fees charged by such fund. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, certain money market funds may impose liquidity fees and/or temporarily suspend redemptions, which may reduce the value of a Fund’s redemptions for the money market fund and impact the Fund’s ability to redeem from the money market fund during times of market volatility or otherwise.

Direct Indexing

In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for each Fund. This strategy is designed to replicate one or more target indices by recommending or investing directly in the stocks that make up each index, in proportion to the weightings in the index. However, index-based investments may not replicate or otherwise match the composition or performance of their specified index for a number of reasons. For instance, each Fund incurs operating expenses not applicable to an index, and may incur costs in buying and selling securities, especially when rebalancing the Fund’s portfolio holdings to reflect changes in the composition of the index. In addition, the portfolio holdings of a Fund designed to replicate a target index may not exactly replicate the securities included in the index or the ratios between the securities included in the index.

Foreign Securities

The Funds may invest in securities issued by foreign governments and corporations, including emerging market securities. The Funds may invest in securities issued by foreign companies or governmental authorities either directly or through depository receipts or ETFs (generally “foreign securities”). Investing in foreign securities generally involves more risk than investing in U.S. securities. Other risks involved in investing in foreign securities include the following: there may be less publicly available information about foreign companies comparable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies; some foreign stock markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies; there may be less or different government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of the Funds held in foreign countries.

On January 31, 2020, the United Kingdom (the “UK”) formally withdrew from the European Union (the “EU”) (commonly referred to as “Brexit”) and entered an 11-month transition period during which the UK remained part of the EU single market and customs union, the laws of which governed the economic, trade and security relations between the UK and EU. The transition period concluded on December 31, 2020, and the UK left the EU single market and customs union under the terms of a new trade agreement. The agreement governs the new relationship between the UK and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. The political, regulatory and economic consequences of Brexit are uncertain, and the ultimate ramifications may not be known for some time. The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of a Fund’s investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the new relationship between the UK and EU is further defined and the UK determines which EU laws to replace or replicate. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar following Brexit could adversely affect Fund investments denominated in the British pound sterling and/or the euro, regardless of the performance of the investment. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments due to the interconnected nature of the global economy and capital markets.

The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and the Funds may have greater difficulty taking appropriate legal action to enforce their rights in a foreign court than in a U.S. court. Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures). Furthermore, there is the risk of possible seizure, nationalization, or expropriation of the foreign issuers or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls.

Periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Dividends and interest payable on the Funds’ foreign securities may be subject to foreign withholding tax. The Funds may also be subject to foreign taxes on their trading profits. Some countries may also impose a transfer or stamp duty on certain securities transactions. The imposition of these taxes will increase the cost to the Funds of investing in those countries that impose these taxes. To the extent such taxes are not offset by credits or deductions available to shareholders in the Fund, under U.S. tax law, they will reduce the net return to a Fund’s shareholders.

Foreign Securities Traded in the United States. The Funds may own foreign equity securities that are traded in the United States and denominated in United States dollars. They also may be issued originally in the United

States. There may be a thin trading market for foreign securities that are traded in the United States, and in some cases such securities may be illiquid, since such securities may be restricted and traded principally among institutional investors.

Emerging Markets Securities. In addition, the Funds may invest in foreign securities of companies that are located in developing or emerging markets. Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability. Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets. Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents. Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets, and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede a Fund’s ability to obtain possession of its assets. As a result, there may be an increased risk or price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

Foreign Currency Risk. While the Funds denominate their net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

•	It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

•	Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

•

Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

•

There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

•

Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

•

The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

Foreign Currency Transactions. The Funds may enter into foreign currency transactions. The Funds normally conduct foreign currency exchange transactions on a spot (cash) basis at the spot rate prevailing in the foreign currencies. Although the Funds value their assets daily in terms of U.S. dollars, the Funds do not intend to convert any holdings of foreign currencies into U.S. dollars on a daily basis. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Lock In. When a Fund desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

Real Estate Securities

Real Estate Investment Trusts (“REITs”). The Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like regulated investment companies (“RICs”) such as the Funds, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the Fund’s own expenses. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default. REITs, and mortgage REITs in particular, are also subject to interest rate risk.

Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. Credit risk refers to the possibility that the borrower will be unable and/or unwilling to make timely interest payments and/or repay the principal on the loan to a mortgage REIT when due. Mortgage REITs are subject to significant interest rate risk. When the general level of interest rates goes up, the value of a mortgage REIT’s investment in fixed rate obligations goes down. When the general level of interest rates goes down, the value of a mortgage REIT’s investment in fixed rate obligations goes up. Mortgage REITs typically use leverage and many are highly leveraged, which exposes them to leverage risk. Leverage risk refers to the risk that leverage created from borrowing may impair a mortgage REIT’s liquidity, cause it to liquidate positions at an unfavorable time and increase the volatility of the values of securities issued by the mortgage REIT. Mortgage REITs are subject to prepayment risk, which is the risk that borrowers may prepay their mortgage loans at faster than expected rates. Prepayment rates generally increase when interest rates fall and decrease when interest rates rise. These faster than expected payments may adversely affect a mortgage REIT’s profitability because the mortgage REIT may be forced to replace investments that have been redeemed or repaid early with other investments having a lower yield. Additionally, rising interest rates may cause the duration of a mortgage REIT’s investments to be longer than anticipated and increase such investments’ interest rate sensitivity.

REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

A Fund’s investment in a REIT may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes or may require the Fund to accrue and distribute income not yet received. In addition, distributions attributable to REITs made by a Fund to Fund shareholders will not qualify for the corporate dividends received deduction, or, generally, for treatment as qualified dividend income.

Borrowing and Other Forms of Leverage

The Funds may borrow money for investment purposes to the extent permitted by their investment policies and restrictions and applicable law. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s holdings. The Funds may also borrow money for temporary emergency purposes.

The Funds are not currently parties to a line of credit. However, the Funds may establish lines of credit with certain banks by which the Funds may borrow funds for temporary or emergency purposes. The Funds may use lines of credit to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to the Fund’s remaining shareholders. Should the Funds become parties to a line of credit, they may be required to pay fees to the banks to maintain a line of credit, which would increase the cost of borrowing over the stated interest rate. Brown Brothers Harriman & Co. (“BBH”), in its capacity as the Funds’ custodian, will generally provide overdraft protection to the Funds in the event of a cash shortfall. Overdraft protection is provided on an uncommitted basis.

The Trust received an exemptive order from the SEC on June 1, 2016 (the “Order”), which permits the Funds to participate in an interfund lending program (the “Program”) with existing or future mutual funds that are advised by the Adviser and certain of its affiliates (the “Participating Funds”). The Program enables a Participating Fund to lend cash directly to and borrow money from other Participating Funds for temporary purposes. The Program is subject to a number of conditions set forth in the application for the exemptive order, as amended (the “Application”), and the Order, including the requirement that the interfund loan rate to be charged to a borrowing fund is (i) more favorable to the lending fund than the highest current overnight repurchase agreement rate available to the lending fund (the “Repo Rate”); and (ii) more favorable to the borrowing fund than the lowest interest rate at which a bank short-term loan would be available to the borrowing fund (the “Bank Loan Rate”). The Bank Loan Rate will be determined using a formula established by the Board. The interfund loan rate will be the average of the Repo Rate and the Bank Loan Rate. All interfund loans and borrowings must comply with the conditions set forth in the Application and the Order, which are designed to ensure fair and equitable treatment of all Participating Funds.

A Fund will participate in the Program only to the extent that its participation is consistent with the Fund’s investment objectives, limitations, and organizational documents. Upon implementation of the Program, the Adviser administers the Program according to procedures approved by the Board. The Board is responsible for overseeing and periodically reviewing the Program.

Cash Position

The Funds do not always stay fully invested in securities. The Funds may hold cash positions for “operational” or “investment” reasons. Operational cash refers to the cash kept in a Fund’s portfolio in order for the Fund to meet redemption requests. Cash for investment reasons refers to cash balances that express an investment view (e.g., a Sub-adviser may recommend a cash allocation in its model portfolio to maintain liquidity to invest in new investment opportunities when market conditions change).

When a Fund’s investments in cash or similar investments increase, the Fund may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks. Partly because each of the Sub-advisers acts independently of each other, the cash positions of the Funds may vary significantly.

Private Investments

Private Placement and Restricted Securities. The Funds may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when a Sub-adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often restricted securities, i.e., securities which cannot be sold to the public without registration under the Securities Act or the availability of an exemption from registration (such as Rules 144 or 144A), or which are not readily marketable because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of the Trust’s Valuation Committee will play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public, and in such event a Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectuses forming a part of it, is materially inaccurate or misleading.

Redeemable Securities. Certain securities held by the Funds may permit the issuer at its option to call or redeem its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

CFTC Exemption

The Commodity Futures Trading Commission (“CFTC”) regulates the trading of commodity interests, including commodity futures contracts, options on commodity futures, and swaps (which includes cash-settled currency forwards and swaps). A Fund that invests in commodity interests is subject to certain CFTC regulatory requirements, including certain limits on its trading of commodity interests to qualify for certain exclusions or exemptions from registration requirements. Prior to the Funds’ launch, the Adviser, on behalf of the Funds, will file a notice of eligibility for exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended (“CEA”), pursuant to CFTC Rule 4.5, with respect to each Fund’s operation. Therefore, the Funds and the Adviser will not be subject to regulation as a commodity pool or CPO under the CEA and the Adviser will not be subject to registration as a CPO. If a Fund were no longer able to claim the exclusion, the Adviser may be required to register as a CPO and the Fund and the Adviser would be subject to regulation as a commodity pool or CPO under the CEA. If a Fund or the Adviser is subject to CFTC regulation, it may incur additional expenses.

Other Investment Risks

The following risk considerations relate to investment practices undertaken by the Funds. Generally, since shares of each Fund represent an investment in securities with fluctuating market prices, shareholders should understand that the value of their Fund shares will vary as the value of a Fund’s portfolio securities increases or decreases. Therefore, the value of an investment in the Funds could go down as well as up. You can lose money by investing in a Fund. There is no guarantee of successful performance, that a Fund’s objective can be achieved or that an investment in a Fund will achieve a positive return. An investment in a Fund should be considered as a means of diversifying an investment portfolio and is not in itself a balanced investment program. Prospective investors should consider the following risks.

Market Risks

Various market risks can affect the price or liquidity of an issuer’s securities. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security.

Other market risks that are not specifically related to an issuer of the security or other asset, or that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class that can affect value include a market’s current attitudes about type of security, general market conditions, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Local, regional, or global events such as government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the spread of infectious illness or other public health issue, recessions, natural disaster, and other events, or widespread fear that such events may occur, could have a significant impact on the Fund and its investments. Market restrictions on trading volume can also affect price and liquidity.

Certain risks exist because of the composition and investment horizon of a particular portfolio of securities. Prices of many securities tend to be more volatile in the short-term and lack of diversification in a portfolio can also increase volatility.

Recent Events.

Legal, tax and regulatory changes could occur that may adversely affect the Funds and their ability to pursue their investment strategies and/or increase the costs of implementing such strategies. Government regulation may change the manner in which the Funds are regulated or affect the Funds’ expenses and/or the value of the Funds’ investments. Government regulation may change frequently and may have significant adverse consequences for the Funds or their investments.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time and may have significant adverse consequences for the Funds.

Certain political, social, and economic conditions that existed prior to the coronavirus outbreak include uncertainties regarding Federal Reserve rate setting policy, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. These conditions could still result in further market volatility and negatively affect financial asset prices and the liquidity of certain securities.

Multi-Manager and Multi-Style Management Risk

Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing the Funds’ investment strategies in pursuit of their goals. To a significant extent, the Funds’ performance will depend of the success of the Adviser’s methodology in allocating the Funds’ assets to Sub-advisers and the selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Funds. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard.

The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

A Sub-adviser may implement its model portfolio for its other accounts prior to submitting its model to the overlay manager appointed by the Adviser for each Fund, or after submitting its model portfolio to the overlay manager but before the overlay manager has had an opportunity to place some or all of the trades necessary for the Fund to implement the model portfolio. In these circumstances, trades placed by the overlay manager pursuant to a model portfolio may be subject to price movements that result in the Fund receiving prices that are different from the prices obtained by the Sub-adviser for its other accounts, including less favorable prices. The risk of such price deviations may increase for large orders or where securities are thinly traded.

Temporary Defensive Investments

The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, during such period, 100% of a Fund’s assets may be invested in money market instruments, cash or cash equivalents. Temporary defensive positions may be initiated by the individual Sub-advisers or by the Adviser when a Sub-adviser and/or the Adviser judges that market conditions make pursuing a Fund’s investment strategies inconsistent with the best interests of its shareholders. A Sub-adviser and/or the Adviser then may temporarily use these alternative strategies that are mainly designed to limit a Fund’s losses or to create liquidity in anticipation of redemptions. When a Fund takes temporary defensive positions, it may not achieve its investment objective.

Other Fund Holdings

The Funds will actively purchase only equity securities. However, in unusual circumstances, a Fund may receive various types of non-equity instruments not contemplated herein, including certain fixed income securities and derivatives, as a result of certain corporate actions. In such instances, the Fund may hold these non-equity instruments in its portfolio or sell such instruments at the discretion of the Adviser or Sub-adviser depending upon, among other things, the Adviser’s or Sub-adviser’s evaluation of the potential value of such instrument in relation to the price that could be obtained by the Fund at any given time upon the sale thereof.

Cybersecurity Risk

The Funds and their service providers may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, a Sub-adviser, or other service providers (including, but not limited to, fund accountants, fund administrators, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value.

The Funds and their service provides are also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. For instance, the global spread of COVID-19 has caused the Funds and their service providers to implement business continuity plans, including widespread use of work-from-home arrangements. While the Funds’ service providers have established business continuity plans to mitigate cybersecurity risks, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.

INVESTMENT RESTRICTIONS

The Funds have adopted the following policies as fundamental policies (unless otherwise noted), which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Funds. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

Fundamental Policies

The investment policies below have been adopted as fundamental policies for the Funds.

1.

Each Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom; as such statute, rules or regulations may be amended or interpreted from time to time.

2.

Each Fund may borrow money, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom; as such statute, rules or regulations may be amended or interpreted from time to time.

3.

No Fund may issue senior securities, as such term is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom as amended or interpreted from time to time, except as permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.

No Fund may concentrate its investments in a particular industry, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Funds may invest without limitation in: (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

5.

Each Fund may purchase or sell commodities and real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.

Each Fund may purchase securities of an issuer, except if such purchase is inconsistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

7.

Each Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.

BORROWING. The 1940 Act restricts an investment company from borrowing in excess of 33 1⁄3% of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a “senior security” within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of a Fund’s investment restriction.

CONCENTRATION. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in any particular industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or tax-exempt obligations of state or municipal governments and their political subdivisions. For purposes of a Fund’s concentration policy, the Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC guidance.

DIVERSIFICATION. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by a Fund. For purposes of each Fund’s diversification policy, the identification of the issuer of a security may be determined in any reasonable manner, consistent with SEC guidance.

LENDING. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

COMMODITIES AND REAL ESTATE. The 1940 Act does not directly restrict an investment company’s ability to invest in commodities or real estate, but does require that every investment company have the fundamental investment policy governing such investments. Each Fund has adopted a fundamental policy that would permit direct investment in commodities and real estate. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed by vote of the Board.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits a fund from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, and firm commitment agreements, when such investments are “covered” or with appropriate earmarking or segregation of assets to cover such obligations.

UNDERWRITING. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Non-Fundamental Policies

The Funds observe the following policies, which are not deemed fundamental and which may be changed by the Board without shareholder vote.

1.

Each Fund may not borrow money in an amount exceeding 33 1⁄3% of the value of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets), provided that investment strategies that either obligate the Fund to purchase securities or require the Fund to cover a position by segregating assets or entering into an offsetting position shall not be subject to this limitation.

2.

Each Fund may not lend any security or make any other loan if, as a result, more than 33 1⁄3% of its total assets (including the loan collateral) would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

3.

Each Fund may not purchase an investment if, as a result, more than 15% of the value of its net assets would be invested in illiquid investments (as such term is defined in Rule 22e-4 of the 1940 Act). Rule 22e-4 defines an “illiquid investment” to mean any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the Rule.

4.

Each Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent the Funds from, among other things; purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

5.

Each Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

In addition:

1.

Under normal circumstances, the Tax Managed Large Cap Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as certain investment companies, with economic characteristics that seek to track the performance of securities of large capitalization companies.

2.

Under normal circumstances, the Tax Managed Small/Mid Cap Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small and mid-capitalization companies and other instruments, such as certain investment companies, with economic characteristics that seek to track the performance of securities of small and mid-capitalization companies.

3.

Under normal circumstances, the Tax Managed International Equity Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities and other instruments, such as certain investment companies, with economic characteristics that seek to track the performance of equity securities.

Except with respect to borrowing, if a percentage restriction set forth in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction. A Fund will reduce its borrowing amount within three days (not including Sundays and holidays), if its asset coverage falls below the amount required by the 1940 Act. With respect to the limitation on illiquid investments, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid investments back within the limitations as soon as reasonably practicable.

PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Funds (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Funds may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Funds and a possible increase in short-term capital gains or losses. The Funds’ annual portfolio turnover rates for the last five years will be included in the “Financial Highlights” section of the Funds’ prospectus.

Because the Fund has not commenced operations as of the date of this prospectus, it does not have portfolio turnover information to report.

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Funds, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of the holdings of the Funds. The policy was developed in consultation with the Adviser and has been adopted by the Adviser. Information about a Fund’s holdings will not be distributed to any third party except in accordance with this policy. The Board considered the circumstances under which a Fund’s holdings may be disclosed under this policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interests of the Adviser, the principal underwriter or any affiliated person of the Fund. After due consideration, the Board determined that, when approved by the Trust’s CCO, the Funds have a legitimate business purpose for disclosing holdings to persons described in the policy, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, or custody of the Funds. Pursuant to the policy, the Trust’s CCO is authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Funds’ holdings by (1) overseeing the implementation and enforcement of the portfolio holding disclosure policy, Codes of Ethics and other relevant policies of the Funds and their service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to this policy. The Board reserves the right to amend the policy at any time without prior notice in its sole discretion.

Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semiannual Report to shareholders and in the quarterly holdings report on Form N-PORT. These reports are available, free of charge, on the EDGAR database on the SEC’s website at sec.gov. The Funds may provide complete portfolio holdings at the same time reports are filed with the SEC.

In the event of a conflict between the interests of the Funds and the interests of the Adviser or an affiliated person of the Adviser, the Adviser’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made. Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO, the Trust’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information: the Adviser, the Sub-advisers, the fund administrator (“Administrator”), the fund accountant, the custodian (the “Custodian”), the transfer agent (the “Transfer

Agent”), pricing vendors, proxy voting service providers, auditors, counsel to the Funds or the Trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.

Holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the policy, when a Fund has a legitimate business purpose and when the third-party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information. The Funds may disclose portfolio holdings to transition managers, provided that the relevant Fund or the Adviser has entered into a non-disclosure or confidentiality agreement with the transition manager.

In no event shall the Adviser, its affiliates or employees, the Funds, or any other party in connection with any arrangement receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ holdings.

There can be no assurance that the policy and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

From time to time, the Adviser may make additional disclosure of the Funds’ portfolio holdings on the Funds’ website. Shareholders can access the Funds’ website at www.bridgebuildermutualfunds.com for additional information about the Funds, including, without limitation, the periodic disclosure of its portfolio holdings.

The Funds may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Funds or their portfolio holdings if certain conditions are met. The information must be for legitimate business purposes and must be deemed to be non-material non-public information based on a good faith review of the particular facts and circumstances. Examples of such non-material non-public information may include, but are not limited to, the following types of information: allocation of a Fund’s portfolio securities and other investments among various asset classes, sectors, industries, market capitalizations, countries and regions; the characteristics of the stock components and other investments of a Fund; the attribution of a Fund’s returns by asset class, sector, industry, market capitalization, country and region; certain volatility characteristics of a Fund; and certain valuation metrics of a Fund (such as average price to earnings ratio and average earnings growth). From time to time, the Adviser may make these additional disclosures on the Funds’ website. Shareholders can access the Funds’ website at www.bridgebuildermutualfunds.com.

TRUSTEES AND EXECUTIVE OFFICERS

The Board oversees the overall management of the Trust, including general oversight of the investment activities of the Funds. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and each of its separate series, including the Funds. The current Trustees and officers of the Trust, their year of birth, position with the Trust, term of office with the Trust and length of time served, and their principal occupation and other directorships for the past five years are set forth below.

Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust(1)

Jean E. Carter (Born: 1957) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (1982-2005).	14	Trustee, Brandes U.S. registered mutual funds (2008-2020).

Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years

Michelle M. Keeley (Born: 1964) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since August 2015	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002-2010).	14	Independent Director, American Equity Life Holding Company; Independent Director, Federal Home Loan Bank of Des Moines (2015-2021).

John M. Tesoro (Born: 1952) 12555 Manchester Road St. Louis, MO 63131	Lead Independent Trustee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012).	14	Independent Trustee, BBH Trust (nine U.S. mutual funds); Director, Teton Advisors, Inc., registered investment adviser (2013-2021).

Interested Trustees of the Trust(2)

William E. Fiala (Born: 1967) 12555 Manchester Road St. Louis, MO 63131	Chair and Trustee	Indefinite Term; Chair Since January 2020; Trustee Since Inception	Subordinated Limited Partner, The Jones Financial Companies, LLLP (since 2022); Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1994-2021).	14	None.

Merry L. Mosbacher (Born: 1958) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since January 2020	Subordinated Limited Partner, The Jones Financial Companies, LLLP (since 2020); Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1986-2019); Associate, Edward Jones (1982-1985).	14	None.

Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years
Officers of the Trust

Julius A. Drelick III (Born: 1966) 12555 Manchester Road St. Louis, Mo 63131	President	Indefinite Term; Since August 2019	Director of Proprietary Fund Strategy & Management, Edward Jones (since 2016); Previously, Vice President of the Trust (2017-2019); Senior Vice President and Chief Compliance Officer, Voya Investment Management, LLC (2013-2016); Vice President, Head of Mutual Fund Product Development and Strategic Planning, Voya Investment Management, LLC (2007-2013).	N/A	N/A

Aaron J. Masek (Born: 1974) 12555 Manchester Road St. Louis, MO 63131	Treasurer	Indefinite Term; Since July, 2016	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015).	N/A	N/A

Paul W. Felsch (Born: 1982) 12555 Manchester Road St. Louis, MO 63131	Chief Compliance Officer and Vice President	Indefinite Term; Since January 2020	Senior Compliance Counsel, Edward Jones (since December 2016); Associate Compliance Counsel, Edward Jones (December 2013-November 2016).	N/A	N/A

Evan S. Posner (Born: 1979) 12555 Manchester Road St. Louis, MO 63131	Secretary	Indefinite Term; Since July 2021	Associate General Counsel at Edward Jones (since 2018); Previously, Assistant Secretary of the Trust (2019-2021); Previously, Vice President, Counsel at Voya Investment Management (2012-2018).	N/A	N/A

Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years

James E. Goundrey (Born: 1977) 12555 Manchester Road, St. Louis, MO 63131	Assistant Secretary	Indefinite Term; Since July 2021	Associate General Counsel at Edward Jones (since 2019); Previously Vice President, Senior Counsel at State Street Global Advisers (2015-2019)	N/A	N/A

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)

Mr. Fiala and Mrs. Mosbacher are “interested persons” of the Trust as defined by the 1940 Act by virtue of the fact that they are affiliated persons of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P.

(3)

The “Fund Complex” consists of each series offered by the Trust, eleven of which are offered in separate registration statements, and the Edward Jones Money Market Fund. No Trustee oversees, nor receives compensation from, the Edward Jones Money Market Fund, which is advised by Passport Research, Ltd., an affiliate of the Adviser.

Additional Information Concerning the Board of Trustees

The Role of the Board. The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, each of the Sub-advisers, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of which is discussed in greater detail in this SAI. The Board has appointed various senior employees of the Adviser as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters.

In addition, the Adviser and the Sub-advisers (to the extent applicable) provide regular reports on the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal Board Meetings which are typically held quarterly and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal Board Meetings, to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership. The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established two standing committees, a Governance and Nominating Committee and an Audit Committee (which also serves as the Qualified Legal Compliance Committee (“QLCC”)), which are discussed in greater detail below. At least a majority of the Board is comprised of Trustees who are Independent Trustees, which generally are Trustees who are not affiliated with the Adviser, the Sub-advisers, the principal underwriter, or their affiliates. The Chairman of the Board is an Interested Trustee. The Board has determined not to combine the Chairman position and the principal executive officer position and has appointed a senior employee of the Adviser as the President of the Trust. The Board reviews its structure and the structure of its committees annually. The Board has determined that the structure of the Interested Chairman, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

John M. Tesoro, an Independent Trustee, serves as the Lead Independent Trustee of the Trust. In his role as Lead Independent Trustee, Mr. Tesoro, among other things: (i) presides over board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the Independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates dealings and communications between the Independent Trustees and management, and among the Independent Trustees; and (v) has such other responsibilities as the Board or Independent Trustees determine from time to time.

Michelle Keeley, an Independent Trustee, serves as Chair of the Governance and Nominating Committee of the Trust. The Governance and Nominating Committee is comprised of all the Independent Trustees. As set forth in its charter, the Governance and Nominating Committee assists the Board in fulfilling its governance-related responsibilities, including making recommendations regarding the Board’s size, composition, leadership structure, committees, compensation, retirement and self-assessment, among other things. The Governance and Nominating Committee makes recommendations regarding nominations for Independent Trustees and will consider candidates properly submitted by shareholders to fill vacancies on the Board, if any, which must be sent to the attention of the President of the Trust in writing together with the appropriate biographical information concerning each such proposed candidate. For a candidate to be properly submitted by a shareholder, the submissions must comply with the notice provisions set forth in the Trust’s By-Laws. In general, to be considered by the Governance and Nominating Committee, such nominations, together with all required biographical information, any information required to be disclosed about a candidate in a Trust proxy statement or other regulatory filing for the election of Trustees, and any other information requested by the Governance and Nominating Committee that it deems reasonable to its evaluation of the candidate, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust not later than 120 days prior to the shareholder meeting at which any such nominee would be voted on. Submission of a Trustee candidate recommendation by a shareholder does not guarantee such candidate will be nominated as a Trustee.

The Governance and Nominating Committee will identify and screen Independent Trustee candidates for nomination and appointment to the Board and submit final recommendations to the full Board for approval. In doing so, the Governance and Nominating Committee shall take into account such factors as it considers relevant, including without limitation, educational background, strength of character, mature judgment, career specialization, relevant technical skills or financial acumen, diversity of viewpoint, industry knowledge, experience, demonstrated capabilities, independence, commitment, reputation, background, diversity, understanding of the investment business and understanding of business and financial matters generally. No one factor is controlling, either with respect to the group or any individual.

In addition to the above, each candidate must: (i) display the highest personal and professional ethics, integrity and values; (ii) have the ability to exercise sound business judgment; (iii) be highly accomplished in his or her respective field; (iv) have relevant expertise and experience; (v) be able to represent all shareholders and be committed to enhancing long-term shareholder value; and (vi) have sufficient time available to devote to activities of the Board and to enhance his or her knowledge of the Trust’s business. The Governance and Nominating Committee met three times during the fiscal period ended June 30, 2021.

John M. Tesoro, an Independent Trustee, serves as Chair of the Audit Committee of the Trust. The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee meets twice a year or more frequently as circumstances dictate. The function of the Audit Committee, with respect to each series of the Trust, is to assist the Board in fulfilling its oversight responsibilities relating to the accounting and financial reporting policies and practices of the Trust, including by providing independent and objective oversight over the Trust’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accounting firm retained by the Trust (the “independent auditors”). The Audit Committee also serves to provide an open avenue of communication among the independent auditors, Trust management and the Board. As part of the Audit Committee, the function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust. The Audit Committee met twice during the fiscal period ended June 30, 2021.

The Board has delegated day-to-day valuation issues to a Valuation Committee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, acting pursuant to the procedures approved by the Board, and the actions of the Valuation Committee are subsequently reviewed by the Board. The Valuation Committee typically meets on a monthly basis and more frequently as necessary.

Board Oversight of Risk Management. As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, liquidity risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board meets quarterly, and otherwise as needed, with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed. The Board also receives reports from the Adviser as to investment risks of the Funds. In addition to these reports, from time to time the Board receives reports from the Administrator and the Adviser as to enterprise risk management.

The Board recognizes that not all risks that may affect a Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary for a Fund to bear certain risks (such as investment-related risks) to achieve the Fund’s goals and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness.

Information about Each of the Trustee’s Qualifications, Experience, Attributes or Skills. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Trust’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds. Moreover, references to the qualifications, attributes and skills of trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any trustee as having any special expertise or experience.

Mr. Fiala has significant financial services and mutual fund experience as a Principal of Edward Jones for over 27 years. He has served as a leader of the firm’s Current Business Segment team, a leader of the Advice and Guidance team within the firm’s Client Strategies Group, Director of Portfolio Solutions, and Director of Research. Mr. Fiala also served as Co-Chair of Edward Jones’ Investment Policy Committee for eight years and holds a CFA designation.

Ms. Mosbacher has significant financial services and mutual fund experience as a Principal of Edward Jones for over 33 years. She has served as a Principal in the following areas at Edward Jones: Branch Team Inclusion & Diversity; Packaged Products Strategy; Insurance & Annuity Products; and Investment Banking. She also has experience as a director on several non-profit boards and the Insured Retirement Institute.

Ms. Carter has significant investment advisory experience as a senior executive of Russell Investment Group, serving as a managing director, member of the corporate operating committee and a member of the investment management group’s fund strategy committee. She joined Russell Investment Group in 1982. Ms. Carter has also served as an Independent Trustee on the board of another investment company, which consisted of eight series in its trust. She is a previous Chair of that board. These positions over the course of 23 years involved oversight of over 140 funds and the development of a mutual fund business joint venture.

Ms. Keeley has significant financial services and mutual fund experience as an executive vice president for Ameriprise Financial Services, Inc. where she was responsible for managerial oversight for fixed income portfolio management, research and trading as well as the value and mid-cap growth equity portfolio management and research teams. As an Executive Vice President at Ameriprise, Ms. Keeley also served on the Balance Sheet Management Committee and Capital Markets Committee. She has over 20 years of experience in the mutual fund industry. Ms. Keeley also has experience as a director on several corporate and non-profit boards, including currently serving as a director of American Equity Life Holding Company and Graywolf Press. She also serves on the Executive Compensation and Talent Committee, and as Chair of the Investment Committee of the board of directors of American Equity Life Holding Company. Ms. Keeley previously served as a director of the Federal Home Loan Bank of Des Moines (“FHLB”), Chair of the FHLB Board’s Finance and Planning Committee and Chair of the FHLB Board’s Human Resources and Compensation Committee.

Mr. Tesoro has extensive experience in internal control and risk assessments, including compliance issues related to the Investment Company and Investment Advisers Acts of 1940. He worked in public accounting for 38 years, primarily auditing mutual funds and registered investment advisers. From 1995-2002, he was the Partner-in-Charge of Arthur Andersen LLP’s US Investment Management Industry Program. Mr. Tesoro joined KPMG LLP in 2002 as a partner and continued to work with numerous financial institutions. Mr. Tesoro serves as an Independent Trustee and Audit Committee Chair on the Board of Trustees of the BBH Trust (a mutual fund complex). He also serves as a trustee on the Board of Catholic Charities, Diocese of Trenton, New Jersey. Mr. Tesoro has been determined to qualify as an Audit Committee Financial Expert for the Trust. The Board believes Mr. Tesoro’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, lead to the conclusion that he possesses the requisite skills and attributes to carry out oversight responsibilities as Audit Committee Financial Expert for the Trust.

Trustee Ownership of Portfolio Shares

The following table provides information, as of December 31, 2021, regarding the dollar range of beneficial ownership by each Trustee in each series of the Trust. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

	Tax Managed Large Cap Fund	Tax Managed Small/Mid Cap Fund	Tax Managed International Equity Fund	Aggregate Ownership in the Family of Investment Companies (1)
Jean E. Carter	None	None	None	[ ]
Michelle M. Keeley	None	None	None	[ ]
John M. Tesoro	None	None	None	[ ]
Merry L. Mosbacher	None	None	None	[ ]
William E. Fiala	None	None	None	[ ]

(1)	The family of investment companies includes all series of the Bridge Builder Trust, eleven of which are offered by separate registration statements.

Compensation

Independent Trustees each receive an annual retainer and fees for Board meeting attendance. In addition, each Committee Chair and Lead Independent Trustee receives an additional annual retainer. This compensation will be allocated among the various series comprising the Trust based on the net assets of each series. Independent Trustees receive additional fees from the applicable series for any special meetings at rates assessed by the Trustees. All Trustees are reimbursed for expenses in connection with each board meeting attended, which reimbursement is allocated among applicable series of the Trust. The Trust has no pension or retirement plan. Set forth below is the compensation earned by the following Independent Trustees for the fiscal year ending June 30, 2021.

Name of Person/Position	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(2) Paid to Trustees
Jean E. Carter, Independent Trustee	$251,000	N/A	N/A	$251,000
Janice L. Innis-Thompson, Independent Trustee(3)	$122,500	N/A	N/A	$122,500
Michelle M. Keeley, Independent Trustee	$259,333	N/A	N/A	$259,333
William N. Scheffel(4)	$263,500	N/A	N/A	$263,500
John M. Tesoro, Independent Trustee	$266,000	N/A	N/A	$266,000
William E. Fiala, Interested Trustee(1)	None	N/A	N/A	None
Merry L. Mosbacher, Interested Trustee(1)	None	N/A	N/A	None

(1)	The Interested Trustees do not receive compensation from the Trust for their service as Trustees.
(2)

The “Fund Complex” consists of each series offered by the Trust, eleven of which are offered in separate registration statements, and the Edward Jones Money Market Fund. No Trustee oversees, nor receives compensation from, the Edward Jones Money Market Fund, which is advised by Passport Research, Ltd., an affiliate of the Adviser.

(3)	Ms. Innis-Thompson resigned from the Board on November 30, 2020.
(4)	Mr. Scheffel resigned from the Board on August 30, 2021.

Code of Ethics

The Trust, the Adviser, the Sub-advisers, and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Adviser, the Sub-advisers and the principal underwriter to invest in securities that may be purchased or held by the Funds.

PROXY VOTING POLICIES

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser, which, in turn, has delegated such responsibility to Parametric. Parametric will vote such proxies in accordance with its proxy policies and procedures, which are included as Appendix A to this SAI. Information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 may be obtained (1) without charge, upon request, by calling 1-855-823-3611 and (2) on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Because the Fund is new, as of the date of this SAI, the Fund did not have any principal shareholders or control persons to report.

THE FUNDS’ INVESTMENT TEAMS

Olive Street Investment Advisers, LLC (the “Adviser”), 12555 Manchester Road, St. Louis, MO 63131, acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Jones Financial Companies, L.L.L.P. controls the Adviser. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments.

The Adviser shall (i) provide the Trust through investment Sub-advisers with such investment research, advice and supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Funds, (ii) furnish continuously an investment program for the Funds, and (iii) determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive an investment management fee from the Funds as follows:

Fund	Annual Management Fee
	(calculated daily and paid monthly	)
Bridge Builder Tax Managed Large Cap Fund	0.44%
Bridge Builder Tax Managed Small/Mid Cap Fund	0.64%
Bridge Builder Tax Managed International Equity Fund	0.60%

After its initial two year term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Funds), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, the Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and extraordinary or non-routine expenses) to the extent necessary to limit a Fund’s total annual fund operating expenses after fee waivers and/or expense reimbursements to the amount shown below (“Expense Cap”):

Fund	Expense Cap
	(as a percentage of average daily net assets	)
Bridge Builder Tax Managed Large Cap Fund	0.51%
Bridge Builder Tax Managed Small/Mid Cap Fund	0.73%
Bridge Builder Tax Managed International Equity Fund	0.67%

Any fee reductions or expense payments made by the Adviser pursuant to the operating expense limitation agreement are subject to reimbursement by a Fund, if requested by the Adviser, in the thirty six (36) month period following such fee waiver and/or expense payment, if the aggregate amount actually paid by a Fund toward operating expenses, as accrued each month (taking into account any reimbursements) does not exceed the Fund’s Expense Cap accrued for such month (i) at the time of the fee waiver and/or expense payment and (ii) at the time of the reimbursement. A Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of expenses.

In addition to the operating expense limitation agreement, with respect to each Fund, the Adviser has contractually agreed to waive its management fees through at least October 28, 2023, to the extent management fees to be paid to the Adviser exceed the aggregate management fees payable by a Fund to the Fund’s Sub-advisers. Such waivers are not subject to reimbursement by the Fund.

Under the Advisory Agreement, for the purposes of compensation payable to each Sub-adviser, each Fund will be deemed to have paid the Adviser, and the Adviser will be deemed to have received an amount, equal to any advisory fee payment made by a Fund directly to a Sub-adviser under a Sub-advisory Agreement. Because the Fund is new, as of the date of this SAI, no Sub-advisor has yet been compensated.

Under certain circumstances, the Adviser may engage one or more third-party transition management service providers to execute transactions on behalf of a Fund where the Adviser has allocated a portion of the Fund’s assets away from a particular Sub-adviser, but the Board has not yet approved an advisory agreement with a replacement Sub-adviser or such replacement Sub-adviser has not yet begun managing Fund assets. During such time, the Adviser will instruct the transition manager(s) as to what transactions to effect on behalf of a Fund’s portfolio. The duration of any such transition management services will be determined by the Adviser’s ability to identify an appropriate replacement Sub-adviser and when such replacement Sub-adviser can begin managing Fund assets.

Reliance on Manager of Managers Orders

The Adviser and the Trust have obtained an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, with the approval of the Board of Trustees, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (the “Manager of Managers Structure”). Under the Manager of Managers Structure, the Adviser has ultimate responsibility, subject to oversight of the Board of Trustees, for overseeing the Trust’s Sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any Sub-adviser that is affiliated with the Adviser. The adoption of the Manager of Managers Structure by the Funds also requires prior shareholder approval. Such approval was obtained for each Fund from its initial shareholder. Thus, each Fund is currently operating under the Manager of Managers Structure. The exemptive order provides that amounts payable by each Fund to its Sub-advisers under the Funds’ sub-advisory agreements need not be disclosed to shareholders. In accordance with a separate exemptive order that the Trust and the Adviser have obtained from the SEC, the Board may approve a new sub-advisory agreement or a material amendment to an existing sub-advisory agreement at a meeting that is not in person, subject to certain conditions, including that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting.

The Manager of Managers Structure enables the Trust to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approvals for matters relating to Sub-advisers or sub-advisory agreements. Operation of the Funds under the Manager of Managers Structure does not permit management fees paid by the Fund to the Adviser to be increased without shareholder approval. Shareholders will be notified of any changes made to Sub-advisers or material changes to sub-advisory agreements within 90 days of the change.

The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential Sub-advisers or their affiliates, which may create a conflict of interest. However, in making recommendations to the Board to appoint or to change a Sub-adviser, or to change the terms of a sub-advisory agreement, the Adviser considers the Sub-adviser’s investment process, risk management, and historical performance with the goal of retaining Sub-advisers for the Fund that the Adviser believes are skilled and can deliver appropriate risk-adjusted returns over a full market cycle. The Adviser does not consider any other relationship it or its affiliates may have with a Sub-adviser or its affiliates, and the Adviser discloses to the Board the nature of any material relationships it has with a Sub-adviser or its affiliates when making recommendations to the Board to appoint or to change a Sub-adviser, or to change the terms of a sub-advisory agreement.

The Adviser has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee the Sub-advisers and recommend their hiring, termination and replacement to the Board.

The Sub-advisers

Each Sub-adviser has agreed to furnish continuously an investment program for its assigned portion of each Fund that it sub-advises and, as further described in the Prospectus, each Sub-adviser (except for Parametric in its role as overlay manager) will manage its portion of a Fund’s portfolio by making recommendations as to the purchase, sale and retention of assets and what allocation should be held in various securities, cash or other investments, with those recommendations executed by Parametric as overlay manager subject to limited variation primarily for the purpose of efficient tax management. In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for each Fund.

Each Sub-adviser shall provide the Adviser and the officers and trustees of the Trust with such reports and documentation as the latter shall reasonably request regarding the Sub-adviser’s management of each Fund’s assets. Each Sub-adviser shall carry out its responsibilities in compliance with: (a) each Fund’s investment objective, policies and restrictions as set forth in the Trust’s current registration statement, (b) such policies or directives as the Trust’s trustees may from time to time establish or issue and communicate to the Sub-advisers in writing, and (c) applicable law and related regulations.

Because the Funds are new, as of the date of this SAI, the Funds have not paid the Sub-advisers any fees.

The following section provides information regarding each portfolio manager’s compensation, other accounts managed, material conflicts of interest, and any ownership of securities in the Funds for which he or she sub-advises. Each portfolio manager or team member is referred to as a portfolio manager below. The portfolio managers are shown together in this section only for ease in presenting the information and should not be viewed for purposes of comparing the portfolio managers or their firms against one another. Each firm is a separate entity that may employ different compensation structures and may have different management requirements, and each portfolio manager may be affected by different conflicts of interest.

Tax Managed Large Cap Fund

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), 2200 Ross Avenue, Floor 31, Dallas, Texas 75201, is the Sub-adviser for an allocated portion of the Large Cap Fund pursuant to a Sub-Advisory Agreement with the Adviser. Barrow Hanley is an indirect subsidiary of Perpetual Limited, a public company listed on the Australian Stock Exchange. For its services as a Sub-adviser, Barrow Hanley is entitled to receive a fee from the Large Cap Fund.

Other Accounts Managed by Portfolio Managers. The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. None of the accounts listed below are subject to a performance-based advisory fee. Information is shown as of June 30, 2021. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
	All Accounts
Mark Giambrone*	7	$4,954.0 million	2	$201.7 million	30	$6,211.6 million
Terry Pelzel, CFA*	3	$1,616.8 million	1	$12.9 million	5	$1,274.6 million
Michael Nayfa, CFA*	2	$1,581.2 million	1	$12.9 million	4	$1,027.7 million

*	Mr. Giambrone is a member of various other equity value teams managing 52 other accounts and approximately $13.1 billion.
*	Mr. Nayfa is a member of various other equity value teams managing 19 other accounts and approximately $7.9 billion.
*	Mr. Pelzel is a member of various other equity value teams managing 22 other accounts and approximately $8.4 billion.

Because the Fund is new, as of the date of this SAI, the above-listed portfolio managers did not beneficially own shares of the Fund.

Material Conflicts. Actual or potential conflicts of interest may arise when a Portfolio Manager has management responsibilities for more than one account including mutual fund or private commingled fund accounts. Barrow Hanley manages potential conflicts between funds and/or types of accounts through trade allocation policies and procedures, internal review processes, and oversight by the CCO, directors, and independent third parties. Barrow Hanley’s investment management and trading policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities or issuer.

Compensation. Compensation of Barrow Hanley’s investment professionals is tied to their overall contribution to the success of Barrow Hanley. In addition to base salary, all portfolio managers and analysts are eligible to participate in a bonus pool. The amount of bonus compensation is based on quantitative and qualitative factors and may be substantially higher than an investment professional’s base compensation. Portfolio managers and analysts are evaluated on the value each adds to the overall investment process and performance, and their contributions in other areas, such as meetings with clients and consultants. Bonus compensation for analysts is directly tied to their investment recommendations, which are evaluated every six months versus the appropriate industry group/sector benchmark based on trailing one-year and three-year relative performance.

The final component of compensation of key employees, including portfolio managers and analysts, is their interest in the equity plan. Each quarter, equity owners receive a share of the firm’s profits in the form of a dividend, which is related to the performance of the entire firm.

ClearBridge Investments, LLC (“ClearBridge”), 620 Eighth Avenue, New York, N.Y. 10018, is the Sub-adviser for an allocated portion of the Large Cap Fund pursuant to a Sub-advisory Agreement with the Adviser. ClearBridge is an indirect, wholly-owned subsidiary of Franklin Resources, a Delaware corporation. Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. For its services as a Sub-adviser, ClearBridge is entitled to receive a fee from the Large Cap Fund.

Other Accounts Managed by Portfolio Managers. The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. None of the accounts listed below are subject to a performance-based advisory fee. Information is shown as of June 30, 2021. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Scott Glasser	4	$9.21 billion	1	$220 million	7,672	$3.14 billion
Michael Kagan	4	$9.21 billion	1	$220 million	7,672	$3.14 billion

As of June 30, 2021, the above-listed portfolio managers did not beneficially own any shares of the Fund.

Conflicts of Interest. In this subsection, “Subadviser” refers to ClearBridge Investments, LLC. Potential conflicts of interest may arise when the Fund’s portfolio managers also have day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the Fund’s portfolio managers. The Subadviser and the Fund have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the Subadviser and the individuals that each employs. For example, the Subadviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The Subadviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by the Subadviser and the Fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Investment Opportunities. If a portfolio manager identifies an investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity. The Subadviser has adopted policies and procedures to ensure that all accounts, including the Fund, are treated equitably.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Broker/Dealers. In addition to executing trades, some broker/dealers provide brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. For this reason, the Subadviser has formed a brokerage committee that reviews, among other things, the allocation of brokerage to broker/dealers, best execution and soft dollar usage.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the manager’s management fee (and the percentage paid to the Subadviser) differs among funds and/or accounts

(such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the manager and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Compensation. ClearBridge’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding investment professionals and closely align the interests of its investment professionals with those of its clients and overall firm results. The total compensation program includes a significant incentive component that rewards high performance standards, integrity, and collaboration consistent with the firm’s values. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market and to ensure the continued alignment with the aforementioned goals. ClearBridge’s portfolio managers and other investment professionals receive a combination of base compensation and discretionary compensation, comprising a cash incentive award and deferred incentive plans described below.

Base salary compensation. Base salary is fixed and primarily determined based on market factors and the experience and responsibilities of the investment professional within the firm.

Discretionary compensation. In addition to base compensation managers may receive discretionary compensation

Discretionary compensation can include:

•	Cash Incentive Award

•

The ClearBridge Deferred Incentive Plan (CDIP)—a mandatory program that typically defers 15% of discretionary yearend compensation into ClearBridge’s managed products. For portfolio managers, one-third of this deferral tracks the performance of their primary managed product, one-third tracks the performance of a composite portfolio of the firm’s new product and one-third can be elected to track the performance of one or more of ClearBridge’s managed funds. Consequently, portfolio managers can have two-thirds of their CDIP award tracking the performance of their primary managed products. For centralized research analysts, two-thirds of their deferral is elected to track the performance of one of more of ClearBridge’s managed funds, while one-third tracks the performance of the new product composite. ClearBridge then makes a company investment in the proprietary managed funds equal to the deferral amounts by fund. This investment is a company asset held on the balance sheet and paid out to the employees in the shares subject to vesting requirements.

•

Franklin Resources Restricted Stock Deferral—a mandatory program that typically defers 5% of discretionary year-end compensation into Franklin Resources restricted stock. The award is paid out to employees in shares subject to vesting requirements.

Several factors are considered by ClearBridge’s Senior Management when determining discretionary compensation for portfolio managers. These include but are not limited to:

•

Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the fund/accounts managed by the portfolio manager. Investment performance is calculated for 1-, 3-, and 5-year periods measured against the applicable product benchmark (e.g., a securities index and, with respect to a fund, the benchmark set forth in the Fund’s Prospectus) and relative to applicable industry peer groups. The greatest weight is generally placed on 3- and 5-year performance.

•	Appropriate risk positioning that is consistent with ClearBridge’s investment philosophy and the Investment Committee/CIO approach to generation of alpha.

•	Overall firm profitability and performance.

•	Amount and nature of assets managed by the portfolio manager.

•	Contributions for asset retention, gathering and client satisfaction.

•	Contribution to mentoring, coaching and/or supervising.

•	Contribution and communication of investment ideas in ClearBridge’s Investment Committee meetings and on a day-to-day basis.

•	Market compensation survey research by independent third parties.

T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, is the Sub-adviser for an allocated portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser. T. Rowe Price serves as investment adviser to individual and institutional investors, including managing private counsel client accounts, serving as adviser and sub-adviser to U.S. and foreign registered investment companies, and providing investment advice to T. Rowe Price Trust Company as trustee of several Maryland-registered domestic common trust funds. T. Rowe Price is registered with the U.S. Securities and Exchange Commission (SEC) as an investment adviser under the Investment Advisers Act of 1940. T. Rowe Price Group, Inc., a publicly-traded (NASDAQ: TROW) financial services holding company, owns 100% of the stock of T. Rowe Price and all of its subsidiaries. For its services as a Sub-adviser, T. Rowe Price is entitled to receive a fee from the Large Cap Fund.

Other Accounts Managed by Portfolio Manager. The table below identifies, for the portfolio manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information in all tables is shown as of June 30, 2021. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
	All Accounts
Taymour Tamaddon	6	$34.62 billion	64	$42.6 billion	9	$5.0 billion

	Accounts Subject to Performance Fees
Taymour Tamaddon	0	$0	1	$200.0 million	0	$0

Because the Fund is new, as of the date of this SAI, the above-listed portfolio manager did not beneficially own shares of the Fund.

Conflicts of Interest. Portfolio managers at T. Rowe Price and its affiliates may manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds, and common trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures that they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. The portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

The T. Rowe Price funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the

T. Rowe Price funds. T. Rowe Price manages the Morningstar retirement plan and acts as subadvisor to two mutual funds offered by Morningstar. T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

Additional potential conflicts may be inherent in our use of multiple strategies. For example, conflicts will arise in cases where different clients invest in different parts of an issuer’s capital structure, including circumstances in which one or more clients may own securities or obligations of an issuer and other clients may own or seek to acquire securities of the same issuer that may be in different parts of the issuer’s capital structure. For example, a client may acquire a loan, loan participation or a loan assignment of a particular borrower in which one or more other clients have an equity investment or may invest in senior debt obligations of an issuer for one client and junior debt obligations or equity of the same issuer for another client. While it is appropriate for different clients to hold investments in different parts of the same issuer’s capital structure under normal circumstances, the interests of stockholders and debt holders may conflict, for example when an issuer is in a distressed financial condition, involved in a merger or acquisition, or a going-private transaction, among other situations. In these situations, investment personnel are mindful of potentially conflicting interests of our clients with investments in different parts of an issuer’s capital structure and take appropriate measures to ensure that the interests of all clients are fairly represented.

Compensation. Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grants. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500 Index) and the Lipper average or index (e.g., Large-Cap Growth Index) applicable to the strategy. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and is the same as the selection presented to the directors of the T. Rowe Price funds in their regular review of fund performance. Performance is primarily measured on a pre-tax basis, although tax efficiency is considered and is especially important for certain T. Rowe Price funds.

Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform; working effectively with and mentoring others; and other contributions to our clients, the firm, or our culture are important components of T. Rowe Price’s long-term success and are generally taken into consideration.

All employees of T. Rowe Price, including portfolio managers, can participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits and are eligible to participate in a supplemental savings plan sponsored by T. Rowe Price Group. This compensation structure is used when evaluating the performance of all portfolios (including the T. Rowe Price funds) managed by the portfolio manager.

Tax Managed Small/Mid Cap Fund

AllianceBernstein L.P. (“AllianceBernstein”), 501 Commerce Street, Nashville, TN 37203, serves as investment sub-adviser to a portion of the assets of the Small/Mid Cap Fund. As of June 30, 2021, Equitable Holdings, Inc. (“EQH”) owns approximately 4.0% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding L.P. (“AB Holding Units”). AllianceBernstein Corporation (an indirect wholly-owned subsidiary of EQH, “General Partner”) is the general partner of both AllianceBernstein Holding L.P. (“AB Holding”) and AllianceBernstein. AllianceBernstein Corporation owns 100,000 general partnership units in AB Holding and a 1% general partnership interest in AllianceBernstein. As of June 30, 2021, the ownership structure of AllianceBernstein, including limited partnership units outstanding as well as the general partner’s 1% interest, is as follows: EQH and its subsidiaries, 62.9%; AB Holding, 36.3%; Unaffiliated holders, 0.8%. Including both the general partnership and limited partnership interests in AB Holding and AllianceBernstein, EQH and its subsidiaries had an approximate 64.4% economic interest in AllianceBernstein as of June 30, 2021. For its services as a Sub-adviser, AllianceBernstein is entitled to receive a fee from the Small/Mid Cap Fund.

Other Accounts Managed by Portfolio Managers. The table below identifies, for the portfolio managers, the number of accounts managed (excluding the Tax Managed Small/Mid Cap Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. Information is shown as of June 30, 2021. Asset amounts are approximate and have been rounded. None of the accounts listed below are subject to a performance-based advisory fee.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
	All Accounts
James MacGregor	17	$8,529 million	40	$1,784 million	53	$3,833 million
Erik Turenchalk	17	$8,529 million	36	$1,694 million	52	$3,625 million

Because the Fund is new, as of the date of this SAI, the above-listed portfolio managers did not beneficially own shares of the Fund.

Conflicts of Interest. As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. AllianceBernstein recognizes that conflicts of interest are inherent in its business and accordingly has developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. AllianceBernstein places the interests of its clients first and expects all of its employees to meet their fiduciary duties.

Employee Personal Trading: AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds. AllianceBernstein’s Code of Business Conduct and Ethics requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code of Business Conduct and Ethics also requires preclearance of all securities transactions (except transactions in U.S. Treasuries and open-end mutual funds) and imposes a 60-day holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients: AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for clients and is generally not tied specifically to the performance of any particular client’s account, nor is it generally tied directly to the level or change in level of assets under management.

Allocating Investment Opportunities: The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. AllianceBernstein’s policies and procedures require, among other things, objective allocation for limited investment opportunities (e.g., on a rotational basis) and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, access to portfolio funds or other investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to address potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

Compensation. Compensation for AllianceBernstein’s investment professionals – portfolio managers, analysts, and traders – is designed to align with AllianceBernstein’s mission and values: generating better investment outcomes for the clients while promoting responsibility and stewardship.

Incentive Compensation Significant Component: Portfolio managers, analysts and traders receive base compensation, incentive compensation and retirement contributions. While both overall compensation levels and the splits between base and incentive compensation vary from year to year, incentive compensation is a significant part of overall compensation. For example, for AllianceBernstein’s portfolio managers, the bonus component averages approximately 60-80% of their total compensation each year. Part of each professional’s annual incentive compensation is normally paid through an award under the firm’s Incentive Compensation Award Plan (ICAP). The ICAP awards vest over a three-year period. AllianceBernstein believes this helps the investment professionals focus appropriately on long-term client objectives and results.

Determined by Both Quantitative and Qualitative Factors: Total compensation for the investment professionals is determined by both quantitative and qualitative factors. For portfolio managers, the most significant quantitative component focuses on measures of absolute and relative investment performance in client portfolios. Relative returns are evaluated using both the Strategy’s primary benchmark and peers over one-, three- and five-year periods, with more weight given to longer time periods. AllianceBernstein also assesses the risk pattern of performance, both absolute and relative to peers.

Qualitative Component Includes Responsibility-Related Objectives: The qualitative component of compensation for portfolio managers incorporates the manager’s broader contributions to overall investment processes and the clients’ success. Because AllianceBernstein deeply believes as a firm that ESG factors present both investment risks and opportunities, every AllianceBernstein portfolio manager has goals that promote the integration of ESG and sustainability in the investment processes. The exact goals will vary depending on the individual’s role and responsibilities, but typical goals for portfolio managers include discussion of ESG or sustainability risks and opportunities at research reviews and the integration of these factors in portfolio decision making.

Other aspects of qualitative objectives for the portfolio managers include thought leadership, collaboration with other investment professionals at the firm, contributions to risk-adjusted returns in other portfolios, building a strong, diverse, and inclusive talent pool, mentoring newer investment professionals, being a good corporate citizen, and the achievement of personal goals. The qualitative portion is determined by individual goals set at the beginning of the year, with measurement and feedback on how those goals are being achieved provided at regular intervals. Other factors that can play a part in determining portfolio managers’ compensation include complexity of investment strategies managed.

Research Analysts: At AllianceBernstein, research professionals have compensation and career opportunities that reflect a stature equivalent to their portfolio manager peers. Compensation for the research analysts is also heavily incentive-based and aligned with results generated for client portfolios. Criteria used include how well the analyst’s research recommendations performed, the breadth and depth of his or her research knowledge, the level of attentiveness to forecasts and market movements, and the analyst’s willingness to collaborate and contribute to the overall intellectual capital of the firm.

Responsibility-Related Objectives for the Research Analysts: Like the portfolio managers, the fundamental research analysts also have goals related to ESG analysis and integration. For the analysts, these typically focus on providing assessments of ESG and sustainability factors in their research and recommendations, engaging with issuers for insight and action on ESG and sustainability topics, and documenting these engagements in the ESIGHT platform.

Traders: Traders are critically important to generating results in client accounts. As such, compensation for the traders is highly competitive and heavily incentive-based. AllianceBernstein’s portfolio managers and Heads of Trading evaluate traders on their ability to achieve best execution and add value to client portfolios through trading. AllianceBernstein also incentivizes its fixed income traders to continually innovate for clients, encouraging them to continue developing and refining new trading technologies to enable AllianceBernstein to effectively address liquidity conditions in the fixed income markets for the clients.

Assessments of all investment professionals are formalized in a year-end review process that includes 360-degree feedback from other professionals from across the investment teams and firm. AllianceBernstein has designed its compensation program to attract and retain the highest-caliber employees while aligning with the firm’s deeply held values of responsibility and stewardship. AllianceBernstein incorporates multiple sources of industry benchmarking data to ensure its compensation is highly competitive and fully reflects each individual’s contributions in achieving client objectives.

Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282, serves as investment Sub-adviser to a portion of the assets of the Small/Mid Cap Fund. GSAM is an indirect wholly-owned subsidiary of the Goldman Sachs Group, Inc. (“GS Group”), affiliate of Goldman Sachs & Co. LLC. GSAM is engaged in the investment advisory business. GS Group is a public company that is a bank holding company, financial holding company and a world-wide, full-service financial services organization. GSAM Holdings LLC, a wholly owned subsidiary of GS Group, is the general partner and principal owner of GSAM. For its services as a Sub-adviser, GSAM is entitled to receive a fee from the Small/Mid Cap Fund.

Other Accounts Managed by Portfolio Managers. The table below identifies, for the portfolio managers, the number of accounts managed (excluding the Small/Mid Cap Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. Information is shown as of June 30, 2021. Asset amounts are approximate and have been rounded. None of the accounts listed below are subject to a performance-based advisory fee.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
	All Accounts
Steven M. Barry	15	$8,260 million	17	$13,847 million	47	$6,176 million
Greg Tuorto	3	$3,479 million	1	$70.4 million	6	$530 million
Jessica Katz	3	$3,479 million	0	$0	3	$60.6 million

Because the Fund is new, as of the date of this SAI, the above-listed portfolio managers did not beneficially own shares of the Fund.

Conflicts of Interest. GSAM is part of The Goldman Sachs Group, Inc. (together with its affiliates, directors, partners, trustees, managers, members, officers and employees, “Goldman Sachs”) a financial holding company. The involvement of GSAM, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs will present conflicts of interest with respect to the Fund and will, under certain circumstances, limit the Fund’s investment activities. Goldman Sachs is a worldwide full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments, and individuals. Goldman Sachs acts as a broker-dealer, investment adviser, investment banker, underwriter, research provider, administrator, financier, adviser, market maker, trader, prime broker, derivatives dealer, clearing agent, lender, counterparty, agent, principal, distributor, investor or in other commercial capacities for accounts or companies or affiliated or unaffiliated investment funds (including pooled investment vehicles and private funds). In those and other capacities, Goldman Sachs advises and deals with clients and third parties in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account and for the accounts of clients and of its personnel. In addition, Goldman Sachs has direct and indirect interests in the global fixed income, currency, commodity, equities, bank loan and other markets and the securities and issuers in which the Fund may directly and indirectly invest. Thus, it is expected that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs and affiliates perform or seek to perform investment banking or other services. As manager of the Fund, GSAM receives management fees from the Fund. In addition, GSAM’s affiliates may earn fees from relationships with the Fund. Although these fees are generally based on asset levels, the fees are not directly contingent on Fund performance, Goldman Sachs will still receive significant compensation from the Fund even if shareholders lose money.

Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, will likely differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Fund may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest. For example, the Fund may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by GSAM take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Fund. In some cases, such adverse impacts may result from differences in timing of transactions by accounts relative to when the Fund executes transactions in the same securities. Transactions by one or more Goldman Sachs-advised clients or GSAM may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities will, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs and its affiliates provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it are expected to create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by the Fund, and will likely also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates are expected to have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.

For a more detailed description of potential conflicts of interest, please refer to the language from GSAM’s ADV Part 2.

Compensation. Compensation for the GSAM portfolio managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-3- and 5-year time horizons.

The benchmark for the GSAM US Small/Mid Cap Growth Strategy is the Russell 2500 Growth Index.

The discretionary variable compensation for portfolio managers is also significantly influenced by various factors, including: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameters and investment objectives of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership.

As part of their year-end discretionary variable compensation and subject to certain eligibility requirements, portfolio managers may receive deferred equity-based and similar awards, in the form of: (1) shares of The Goldman Sachs Group, Inc. (restricted stock units); and, (2) for certain portfolio managers, performance-tracking (or “phantom”) shares of the GSAM mutual funds that they oversee or service. Performance-tracking shares are designed to provide a rate of return (net of fees) equal to that of the fund(s) that a portfolio manager manages, or one or more other eligible funds, as determined by senior management, thereby aligning portfolio manager compensation with fund shareholder interests. The awards are subject to vesting requirements, deferred payment and clawback and forfeiture provisions. GSAM, Goldman Sachs or their affiliates expect, but are not required to, hedge the exposure of the performance-tracking shares of a fund by, among other things, purchasing shares of the relevant fund(s).

Other Compensation—In addition to base salary and year-end discretionary variable compensation, the firm has a number of additional benefits in place including (1) a 401(k) program that enables employees to direct a percentage of their base salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

J.P. Morgan Investment Management Inc. (“J.P. Morgan”), 383 Madison Avenue, New York, NY 10179, serves as investment Sub-adviser to a portion of the assets of the Small/Mid Cap Fund. J.P. Morgan is a wholly-owned subsidiary of JPMorgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. For its services as a Sub-adviser, J.P. Morgan is entitled to receive a fee from the Small/Mid Cap Fund.

Other Accounts Managed by Portfolio Managers. The table below identifies, for each portfolio manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information in all tables is shown as of June 30, 2021. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
	All Accounts
Timothy Parton, CFA*	16	$32.83 billion	9	$19.04 billion	20	$4.33 billion
Felise L. Agranoff, CFA*	19	$41.17 billion	5	$5.22 billion	17	$3.59 billion

	Accounts Subject to Performance Fees
Timothy Parton, CFA*	0	$0	0	$0	1	$0.079 billion
Felise L. Agranoff, CFA*	0	$0	0	$0	1	$0.079 billion

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

Because the Fund is new, as of the date of this SAI, the above-listed portfolio managers did not beneficially own shares of the Fund.

Conflicts of Interest. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing the J.P. Morgan’s and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.

J.P. Morgan and/or its affiliates perform investment services, including rendering investment advice, to varied clients. J.P. Morgan and/or its affiliates and its or their directors, officers, agents, and/or employees may render similar or differing investment advisory services to clients and may give advice or exercise investment responsibility and take such other action with respect to any of its other clients that differs from the advice given or the timing or nature of action taken with respect to another client or group of clients. It is J.P. Morgan’s policy, to the extent practicable, to allocate, within its reasonable discretion, investment opportunities among clients over a period of time on a fair and equitable basis. One or more of J.P. Morgan’s other client accounts may at any time hold, acquire, increase, decrease, dispose, or otherwise deal with positions in investments in which another client account may have an interest from time-to-time.

J.P. Morgan and/or its affiliates, and any of its or their directors, partners, officers, agents or employees, may also buy, sell, or trade securities for their own accounts or the proprietary accounts of J.P. Morgan and/or its affiliates, within their discretion, may make different investment decisions and other actions with respect to their own proprietary accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, J.P. Morgan is not required to purchase or sell for any client account securities that it, and/or its affiliates, and any of its or their employees, principals, or agents may purchase or sell for their own accounts or the proprietary accounts of J.P. Morgan and/or its affiliates or its clients.

J.P. Morgan and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for J.P. Morgan and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, J.P. Morgan or its affiliates could be viewed as having a conflict of interest to the extent that J.P. Morgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in J.P. Morgan’s or its affiliates’ employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon J.P. Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as J.P. Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. J.P. Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase J.P. Morgan’s and its affiliates’ overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If J.P. Morgan or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, J.P. Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, J.P. Morgan or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments J.P. Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude the Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.

The goal of J.P. Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. J.P. Morgan and its affiliates have policies and procedures that seek to manage conflicts. J.P. Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with J.P. Morgan’s Codes of Ethics and JPMorgan Chase and Co.’s Code of Conduct. With respect to the allocation of investment opportunities, J.P. Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time.

One example of a policy design to achieve fair and equitable allocation of investment opportunities is that orders received in the same security and within a reasonable time period from a market event (e.g., a change in a security rating) are continuously aggregated on the appropriate trading desk so that new orders are aggregated with current outstanding orders, consistent with J.P. Morgan’s duty of best execution for its clients. However, there are circumstances when it may be appropriate to execute the second order differently due to other constraints or investment objectives. Such exceptions often depend on the asset class. Examples of these exceptions, particularly in the fixed income area, are sales to meet redemption deadlines or orders related to less liquid assets.

If aggregated trades are fully executed, accounts participating in the trade will typically be allocated their pro rata share on an average price basis. Partially filled orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. Use of average price for execution of aggregated trade orders is particularly true in the equity area. However, certain investment strategies, such as the use of derivatives, or asset classes, such as fixed income that use individual trade executions due to the nature of the strategy or supply of the security, may not be subject to average execution price policy and would receive the actual execution price of the transaction. Additionally, some accounts may be excluded from pro rata allocations. Accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. Deviations from pro rata allocations are documented by the business. J.P. Morgan attempts to mitigate any potential unfairness by basing non-pro-rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality an liquidity in the good faith judgment of J.P. Morgan so that fair and equitable allocation will occur over time.

Compensation. J.P. Morgan’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives. This is accomplished, in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.

In determining portfolio manager compensation, J.P. Morgan uses a balanced discretionary approach to assess performance against four broad categories: (1) business results; (2) risk and control; (3) customers and clients; and (4) people and leadership.

These performance categories consider short-, medium- and long-term goals that drive sustained value for clients, while accounting for risk and control objectives. Specifically, portfolio manager performance is evaluated against various factors including the following: (1) blended pre-tax investment performance relative to competitive indices, generally weighted more to the long-term; (2) individual contribution relative to the client’s risk/return objectives; and (3) adherence with J.P. Morgan’s compliance, risk and regulatory procedures.

Feedback from J.P. Morgan’s risk and control professionals is considered in assessing performance.

J.P. Morgan maintains a balanced total compensation program comprised of a mix of fixed compensation (including a competitive base salary and, for certain employees, a fixed cash allowance), variable compensation in the form of cash incentives, and long-term incentives in the form of equity based and/or fund-tracking incentives that vest over time. Long-term awards comprise up to 60% of overall incentive compensation, depending on an employee’s pay level.

Long-term awards are generally in the form of time-vested JPMorgan Chase & Co. Restricted Stock Units (“RSUs”). However, portfolio managers are subject to a mandatory deferral of long-term incentive compensation under JPMorgan’s Mandatory Investor Plan (“MIP”). The MIP provides for a rate of return equal to that of the Fund(s) that the portfolio managers manage, thereby aligning portfolio manager’s pay with that of their client’s experience/return. 100% of the portfolio manager’s long-term incentive compensation is eligible for MIP with 50% allocated to the specific Fund(s) they manage, as determined by their respective manager. The remaining portion of the overall amount is electable and may be treated as if invested in any of the other Funds available in the plan or can take the form of RSUs.

Neuberger Berman Investment Advisers LLC (“Neuberger Berman”), 1290 Avenue of the Americas New York, New York 10104, is the Sub-adviser for an allocated portion of the Small/Mid Cap Fund pursuant to a Sub-advisory Agreement with the Adviser. Neuberger Berman is 100% owned by NBSH Acquisition, LLC, which is owned by the firm’s current and former employees, directors and consultants and, in certain instances, their permitted transferees. For its services as a Sub-adviser, Neuberger Berman is entitled to receive a fee from the Small/Mid Cap Fund.

Other Accounts Managed by Portfolio Managers. The table below identifies, for each portfolio manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information in all tables is shown as of June 30, 2021. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
	All Accounts
Robert W. D’Alelio	2	$13,560 million	3	$798 million	422	$4,310 million
Brett S. Reiner	2	$13,560 million	3	$798 million	422	$4,310 million
Greg Spiegel	1	$12,368 million	0	$0	278	$130 million
Judith M. Vale	2	$13,560 million	3	$798 million	422	$4,310 million

	Accounts Subject to Performance Fees
Robert W. D’Alelio	0	$0	0	$0	2	$1,162 million
Brett S. Reiner	0	$0	0	$0	2	$1,162 million
Greg Spiegel	0	$0	0	$0	0	$0
Judith M. Vale	0	$0	0	$0	2	$1,162 million

Because the Fund is new, as of the date of this SAI, the above-listed portfolio managers did not beneficially own shares of the Fund.

Conflicts of Interest. Actual or apparent conflicts of interest may arise when a Portfolio Manager for Neuberger Berman has day-to-day management responsibilities with respect to more than one fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the Portfolio Manager must allocate his or her time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund, and which may include transactions that are directly contrary to the positions taken by a fund. For example, a Portfolio Manager may engage in short sales of securities for another account that are the same type of securities in which a fund it manages also invests. In such a case, the Portfolio Manager could be seen as harming the performance of the fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Additionally, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity. There may also be regulatory limitations that prevent a fund from participating in a transaction that another account or fund managed by the same Portfolio Manager will invest. For example, the Investment Company Act of 1940, as amended, prohibits the mutual funds from participating in certain transactions with certain of its affiliates and from participating in “joint” transactions alongside certain of its affiliates. The prohibition on “joint” transactions may limit the ability of the funds to participate alongside its affiliates in privately negotiated transactions unless the transaction is otherwise permitted under existing regulatory guidance and may reduce the amount of privately negotiated transactions that the funds may participate in. Further, Neuberger Berman may take an investment position or action for a fund or account that may be different from, inconsistent with, or have different rights than (e.g., voting rights, dividend or repayment priorities or other features that may conflict with one another), an action or position taken for one or more other funds or accounts, including a fund, having similar or different objectives.

A conflict may also be created by investing in different parts of an issuer’s capital structure (e.g., equity or debt, or different positions in the debt structure). Those positions and actions may adversely impact, or in some instances benefit, one or more affected accounts, including the funds. Potential conflicts may also arise because portfolio decisions and related actions regarding a position held for a fund or another account may not be in the best interests of a position held by another fund or account having similar or different objectives. If one account were to buy or sell portfolio securities shortly before another account bought or sold the same securities, it could affect the price paid or received by the second account. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Finally, a conflict of interest may arise if Neuberger Berman and a Portfolio Manager have a financial incentive to favor one account over another, such as a performance-based management fee that applies to one account but not all funds or accounts for which the Portfolio Manager is responsible. In the ordinary course of operations certain businesses within the Neuberger Berman Organization (“NB”) may seek access to material non-public information. For instance, Neuberger Berman loan portfolio managers may utilize material non-public information in purchasing loans and from time to time, may be offered the opportunity on behalf of applicable clients to participate on a creditors committee, which participation may provide access to material non-public information. NB maintains procedures that address the process by which material non-public information may be acquired intentionally by NB. When considering whether to acquire material non-public information, NB will take into account the interests of all clients and will endeavor to act fairly to all clients. The intentional acquisition of material non-public information may give rise to a potential conflict of interest since NB may be prohibited from rendering investment advice to clients regarding the public securities of such issuer and thereby potentially limiting the universe of public securities that NB, including a fund, may purchase or potentially limiting the ability of NB, including a fund, to sell such securities. Similarly, where NB declines access to (or otherwise does not receive) material non-public information regarding an issuer, the portfolio managers may base investment decisions for its clients, including a fund, with respect to loan assets of such issuer solely on public information, thereby limiting the amount of information available to the portfolio managers in connection with such investment decisions.

Neuberger Berman has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation. Neuberger Berman’s compensation philosophy is one that focuses on rewarding performance and incentivizing employees. Neuberger Berman is also focused on creating a compensation process that it believes is fair, transparent, and competitive with the market.

Compensation for Portfolio Managers consists of fixed (salary) and variable (bonus) compensation but is more heavily weighted on the variable portion of total compensation and is paid from a team compensation pool made available to the portfolio management team with which the Portfolio Manager is associated. The size of the team compensation pool is determined based on a formula that takes into consideration a number of factors including the pre-tax revenue that is generated by that particular portfolio management team, less certain adjustments. The bonus portion of the compensation is discretionary and is determined on the basis of a variety of criteria, including investment performance (including the aggregate multi-year track record), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of NB. Certain Portfolio Managers may manage products other than mutual funds, such as high net worth separate accounts. For the management of these accounts, a Portfolio Manager may generally receive a percentage of pre-tax revenue determined on a monthly basis less certain deductions. The percentage of revenue a Portfolio Manager receives pursuant to this arrangement will vary based on certain revenue thresholds.

The terms of Neuberger Berman’s long-term retention incentives are as follows:

Employee-Owned Equity. Certain employees (primarily senior leadership and investment professionals) participate in NB’s equity ownership structure, which was designed to incentivize and retain key personnel. In addition, in prior years certain employees may have elected to have a portion of their compensation delivered in the form of equity. Neuberger Berman also offers an equity acquisition program which allows employees a more direct opportunity to invest in NB. For confidentiality and privacy reasons, Neuberger Berman cannot disclose individual equity holdings or program participation.

Contingent Compensation. Certain employees may participate in the Neuberger Berman Group Contingent Compensation Plan (the “CCP”) to serve as a means to further align the interests of employees with the success of the firm and the interests of the clients, and to reward continued employment. Under the CCP, up to 20% of a participant’s annual total compensation in excess of $500,000 is contingent and subject to vesting. The contingent amounts are maintained in a notional account that is tied to the performance of a portfolio of NB investment strategies as specified by the firm on an employee-by-employee basis. By having a participant’s contingent compensation tied to NB investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of members of investment teams, including Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader NB portfolio.

Restrictive Covenants. Most investment professionals, including Portfolio Managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions. For confidentiality and privacy reasons, Neuberger Berman cannot disclose individual restrictive covenant arrangements.

Allspring Global Investments, LLC (“Allspring”), 525 Market Street, 12th Floor, San Francisco, California 94105, is the Sub-adviser for an allocated portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser. Allspring is registered as an investment adviser with the SEC. Allspring is a wholly-owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. Allspring is a leading independent asset management firm that offers a broad range of investment products and solutions through thoughtful investing, purposeful planning, and the desire to deliver outcomes that expand above and beyond financial gains. For its services as a Sub-adviser, Allspring is entitled to receive a fee from the Small/Mid Cap Fund.

Other Accounts Managed by Portfolio Managers. The table below identifies, for the portfolio managers of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information in all tables is shown as of June 30, 2021. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)			Other Pooled Investment Vehicles	Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
	All Accounts
James M. Tringas, CFA	9	$20,870.35 million	7	$799.67 million	29	$2,459.92 million
Bryant VanCronkhite, CFA, CPA	9	$20,870.35 million	7	$799.67 million	29	$2,459.92 million
Shane Zweck, CFA	3	$13,023.17 million	2	$399.77 million	19	$1,462.60 million

	Registered Investment Companies (excluding the Fund)			Other Pooled Investment Vehicles	Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
	Accounts Subject to Performance Fees
James M. Tringas, CFA	0	$0	1	$49.21 million	1	$76.54 million
Bryant VanCronkhite, CFA, CPA	0	$0	1	$49.21 million	1	$76.54 million
Shane Zweck, CFA	0	$0	0	$0	0	$0

Because the Fund is new, as of the date of this SAI, the above-listed portfolio managers did not beneficially own shares of the Fund.

Conflicts of Interest. Allspring’s portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Allspring has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

The portfolio managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the portfolio managers. For instance, to the extent that the portfolio managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the portfolio managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the portfolio managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, Allspring has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and are designed to ensure that all clients are treated fairly and equitably. Accordingly, security block purchases are allocated to all accounts with similar objectives in a fair and equitable manner. Furthermore, Allspring has adopted a Code of Ethics under Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the “Advisers Act”) to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Managers may maintain.

Compensation. The compensation structure for Allspring’s portfolio managers includes a competitive fixed base salary plus variable incentives, payable annually and over a longer-term period. Allspring participates in third party investment management compensation surveys for market-based compensation information to help support individual pay decisions. In addition to surveys, Allspring also considers prior professional experience, tenure, seniority and a portfolio manager’s team size, scope and assets under management when determining his/her fixed base salary. In addition, portfolio managers, who meet the eligibility requirements, may participate in Allspring’s 401(k) plan that features a limited matching contribution. Eligibility for and participation in this plan is on the same basis for all employees.

Allspring’s investment incentive program plays an important role in aligning the interests of the portfolio managers, investment team members, clients and shareholders. Incentive awards for portfolio managers are determined based on a review of relative investment and business/team performance. Investment performance is generally evaluated for 1-, 3-, and 5- year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. Once determined, incentives are awarded to portfolio managers annually, with a portion awarded as annual cash and a portion awarded as long-term incentive. The long-term portion of incentives generally carry a pro-rated vesting schedule over a three year period. For many of the portfolio managers, Allspring further requires a portion of their annual long-term award be allocated directly into each strategy they manage through a deferred compensation vehicle. In addition, the investment team members who are eligible for long term awards also have the opportunity to invest up to 100% of their awards into investment strategies they support (through a deferred compensation vehicle).

Tax Managed International Equity Fund

Pzena Investment Management, LLC (“Pzena”), 320 Park Avenue, 8th Floor, New York, New York 10022, is the Sub-adviser for an allocated portion of the International Equity Fund pursuant to a Sub-advisory Agreement with the Adviser. Pzena is a Delaware limited liability company controlled by Pzena Investment Management, Inc., also located at 320 Park Avenue, 8th Floor, New York, New York 10022. For its services as a Sub-adviser, Pzena is entitled to receive a fee from the International Equity Fund.

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies, for the portfolio managers, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are based on account performance, this information is reflected below. Information is shown as of June 30, 2021. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (Excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
	All Accounts
Caroline Cai	11	$5.08 billion	50	$15.91 billion	52	$13.99 billion
Allison Fisch	12	$5.09 billion	26	$3.75 billion	29	$7.70 billion
John Goetz	11	$5.08 billion	50	$15.91 billion	52	$14.22 billion

	Accounts Subject to Performance Fees
Caroline Cai	1	$250 million	3	$605 million	2	$435 million
Allison Fisch	1	$250 million	1	$36 million	0	$0
John Goetz	1	$250 million	3	$605 million	2	$435 million

As of June 30, 2021, no portfolio manager beneficially owned any shares of the Fund.

Conflicts of Interest. Pzena does not foresee any conflicts of interest in the management of the Fund and its other accounts. Pzena applies the same value minded philosophy across all of its strategies. Pzena, as a matter of policy and practice, acts as a fiduciary in all client matters, seeks to avoid or resolve conflicts of interest, and meets all regulatory requirements. Standards of business conduct are detailed in Pzena’s Code of Business Conduct and Ethics (“Code of Ethics”). Each employee is responsible to have read, be familiar with, and annually certify compliance with Pzena’s Code of Ethics. There is no conflict of the duties necessary for the Fund and other products. In all cases, Pzena acts as a fiduciary of client assets and accounts and follows its trading policies and procedures.

Compensation. Pzena’s portfolio managers are compensated through a combination of a fixed base salary, performance bonus, and equity ownership, if appropriate, due to superior personal performance. Eligibility for bonus compensation is examined annually by Pzena. Pzena considers both quantitative and qualitative factors when determining performance bonuses; however, performance bonuses are not based on Fund performance or assets of the Fund. For investment professionals, Pzena examines such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management. However, Pzena always looks at the person as a whole and the contributions that they have made and are likely to make in the future. Pzena avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking, which is contrary to the firm’s value investment philosophy. Ultimately, the equity ownership is the primary tool used by Pzena for attracting and retaining the best people. This ties personnel to long-term performance as the value of their ownership stake depends on Pzena delivering superior long-term results to investors. All portfolio managers listed are equity owners of Pzena.

T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, is the Sub-adviser for an allocated portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser. T. Rowe Price serves as investment adviser to individual and institutional investors, including managing private counsel client accounts, serving as adviser and sub-adviser to U.S. and foreign registered investment companies, and providing investment advice to T. Rowe Price Trust Company as trustee of several Maryland-registered domestic common trust funds. T. Rowe Price is registered with the U.S. Securities and Exchange Commission (SEC) as an investment adviser under the Investment Advisers Act of 1940. T. Rowe Price Group, Inc., a publicly-traded (NASDAQ: TROW) financial services holding company, owns 100% of the stock of T. Rowe Price and all of its subsidiaries. For its services as a Sub-adviser, T. Rowe Price is entitled to receive a fee from the International Equity Fund.

Other Accounts Managed by Portfolio Manager. The table below identifies, for the portfolio manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information in all tables is shown as of June 30, 2021. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
	All Accounts
Raymond A. Mills	6	$23.16 billion	2	$10.66 billion	3	$1.58 billion

	Accounts Subject to Performance Fees
Raymond A. Mills	0	$0	1	$291.43 million	1	$636.93 million

Because the Fund is new, as of the date of this SAI, the above-listed portfolio managers did not beneficially own shares of the Fund.

Conflicts of Interest. Portfolio managers at T. Rowe Price and its affiliates may manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds, and common trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures that they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. The portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

The T. Rowe Price funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the T. Rowe Price funds. T. Rowe Price manages the Morningstar retirement plan and acts as subadvisor to two mutual funds offered by Morningstar. T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

Additional potential conflicts may be inherent in our use of multiple strategies. For example, conflicts will arise in cases where different clients invest in different parts of an issuer’s capital structure, including circumstances in which one or more clients may own securities or obligations of an issuer and other clients may own or seek to acquire securities of the same issuer that may be in different parts of the issuer’s capital structure. For example, a client may acquire a loan, loan participation or a loan assignment of a particular borrower in which one or more other clients have an equity investment or may invest in senior debt obligations of an issuer for one client and junior debt obligations or equity of the same issuer for another client. While it is appropriate for different clients to hold investments in different parts of the same issuer’s capital structure under normal circumstances, the interests of stockholders and debt holders may conflict, for example when an issuer is in a distressed financial condition, involved in a merger or acquisition, or a going-private transaction, among other situations. In these situations, investment personnel are mindful of potentially conflicting interests of our clients with investments in different parts of an issuer’s capital structure and take appropriate measures to ensure that the interests of all clients are fairly represented.

Compensation. Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grants. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500 Index) and the Lipper average or index (e.g., Large-Cap Growth Index) applicable to the strategy. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and is the same as the selection presented to the directors of the T. Rowe Price funds in their regular review of fund performance. Performance is primarily measured on a pre-tax basis, although tax efficiency is considered and is especially important for certain T. Rowe Price funds.

Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform; working effectively with and mentoring others; and other contributions to the clients, the firm, or the culture are important components of T. Rowe Price’s long-term success and are generally taken into consideration.

All employees of T. Rowe Price, including portfolio managers, can participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits and are eligible to participate in a supplemental savings plan sponsored by T. Rowe Price Group. This compensation structure is used when evaluating the performance of all portfolios (including the T. Rowe Price funds) managed by the portfolio manager.

Walter Scott & Partners Limited (“Walter Scott”), One Charlotte Square, Edinburgh, EH2 4DR, UK, serves as a sub-adviser to the International Equity Fund under a sub-advisory agreement with the Adviser. Walter Scott was founded in 1983 and is headquartered in Edinburgh, Scotland with a client service presence in Boston, Massachusetts and New York. Walter Scott’s sole activity is to manage long-term equity portfolios for institutional investors around the world. Walter Scott is registered as an investment adviser with the SEC. Walter Scott is wholly owned by The Bank of New York Mellon Corporation. For its services as a Sub-adviser, Walter Scott is entitled to receive a fee from the International Equity Fund.

Other Accounts Managed by Portfolio Managers. The table below identifies, for the portfolio managers of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. Information in all tables is shown as of June 30, 2021. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
	All Accounts
Jane Henderson	5	$9.88 billion	34	$27.69 billion	154	$64.00 billion
Charles Macquaker	5	$9.88 billion	34	$27.69 billion	154	$64.00 billion
Roy Leckie	5	$9.88 billion	34	$27.69 billion	154	$64.00 billion

	Accounts Subject to Performance Fees
Jane Henderson	0	$0	1	$53.01 million	18	$11.90 billion
Charles Macquaker	0	$0	1	$53.01 million	18	$11.90 billion
Roy Leckie	0	$0	1	$53.01 million	18	$11.90 billion

Because the Fund is new, as of the date of this SAI, the above-listed portfolio managers did not beneficially own shares of the Fund.

Conflicts of Interest. Walter Scott has organised its activities to ensure the interests of its clients are always placed first and to ensure any conflicts of interest do not cause harm to its clients.

Walter Scott takes appropriate steps to identify conflicts of interest and in doing so consideration should be given as to whether the firm/employee:

•	Is likely to make a financial gain, or avoid a loss at the expense of a client;

•	Has an interest in the outcome of a service or transaction conducted on behalf of a client which is distinct from that client’s interests;

•	Has any incentive to favour the interest of one client over another;

•	Carries on the same business as the client;

•	Will receive any inducement, such as monies, goods or services, as a result of providing a service, other than the standard commission and/or fees.

Walter Scott endeavours to avoid conflicts of interest, however, where this is not possible these are managed and documented accordingly.

As part of a large financial conglomerate, Walter Scott is affiliated to a number of companies which can present the firm with potential conflicts. Walter Scott operates autonomously in terms of its business activities, investment research, portfolio management, investment administration and all other elements that impinge directly upon the investment services provided to clients.

The conflicts of interest policy is reviewed at least annually by the Risk & Compliance team which maintains a conflicts matrix. This matrix is reviewed on a six-monthly basis with any changes submitted to the Risk & Compliance Committee for review/approval.

The firm maintains a conflicts of interest register where all identified conflicts are recorded. There are currently 54 conflicts identified all of which have procedures or controls in place to mitigate any conflict. None of these conflicts prevent Walter Scott’s relationship with the Bridge Builder Trust.

Compensation. For directors (including the portfolio managers listed above) and some senior staff, the majority of annual compensation comprises a share of the firm’s profits. An element of this is deferred via a long-term incentive plan. This is primarily invested in a global equity fund of which Walter Scott is the investment adviser with the balance in BNY Mellon stock. Both have a deferral period which vests on a pro-rata basis over four years.

Furthermore, all Walter Scott’s staff are paid competitive base salaries. Everyone in the firm is eligible to participate in the firm’s annual profit share, which is a fixed percentage of the firm’s pre-incentive operating profits. This is the sole source of incentive compensation, with performance being measured on a variety of goals and outcomes unique to each individual but ultimately contributing to the firm’s investment objectives and the client service Walter Scott provides.

Compensation awards for those in the Research team are measured using the same outcomes. Long-term performance, contribution in portfolio management decisions, research effort, stock picking success and support in best serving its clients are among other factors considered when determining an individual’s profit share. The importance given to particular factors will vary over time and between individuals. The relative weights of base salary and profit share move according to performance. The components of compensation will also vary from year-to-year depending on the level of operating profit. There is, however, no cap on profit share as a percentage of base salary.

Tax Managed Large Cap Fund, Tax Managed Small/Mid Cap Fund and Tax Managed International Equity Fund

Parametric Portfolio Associates LLC, 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104, serves as investment sub-adviser to a portion of the assets of the Funds. Parametric is organized as a limited liability company under the laws of the State of Delaware. Parametric has been providing investment advisory services since its formation in 1987. Parametric serves its clients through its offices located in Seattle, Minneapolis, Boston, New York City, and Westport, Connecticut. Parametric is a wholly-owned subsidiary of Morgan Stanley, a publicly held company that is traded on the New York Stock Exchange (NYSE) under the ticker symbol MS. Parametric’s direct owner is Eaton Vance Acquisitions LLC, a privately held subsidiary of Morgan Stanley. For its services as a Sub-adviser, Parametric is entitled to receive a fee from the Funds.

Other Accounts Managed by Portfolio Managers. The table below identifies, for each portfolio manager of the Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. None of the accounts listed below are subject to a performance-based advisory fee. Information in all tables is shown as of June 30, 2021. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
	All Accounts
Thomas Seto	45	$32.49 billion	7	$1.67 billion	55,725	$190.32 billion
Paul Bouchey, CFA	18	$16.25 billion	7	$1.67 billion	55,664	$188.91 billion

Because the Fund is new, as of the date of this SAI, the above-listed portfolio managers did not beneficially own shares of the Fund.

Conflicts of Interest. Parametric’s portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Bridge Builder Trust’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include other investment company accounts and separately managed accounts. The other accounts might have similar investment objectives as the Bridge Builder Trust or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Bridge Builder Trust. While the portfolio managers’ management of other accounts may give rise to potential conflicts of interest, Parametric does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Parametric believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

Compensation. Parametric receives a fee based on the assets under management of the Bridge Builder Trust as set forth in the Investment Sub-Advisory Agreement between Parametric and the Adviser.

Employee Compensation. Parametric believes that its compensation packages, which are described below, are adequate to attract and retain high-caliber professional employees. Please note that compensation for investment professionals is not based directly on investment performance or assets managed, but rather on the overall performance of responsibilities. In this way, the interests of portfolio managers are aligned with the interests of investors without providing incentive to take undue or insufficient investment risk. It also removes a potential motivation for fraud. Parametric is a subsidiary of Morgan Stanley. Violations of Parametric’s or Morgan Stanley’s policies would be a contributing factor when evaluating an employee’s discretionary bonus.

Compensation of Parametric employees has the following components:

•	Base salary

•	Discretionary bonus

This bonus may be paid in cash, or for those who meet the eligibility for deferred compensation, may be paid in a combination of cash and deferred awards that may include Morgan Stanley restricted stock and Deferred Cash awards.

Deferred awards vest after 3 years.

Parametric employees also receive certain retirement, health and welfare insurance, and other benefits that are broadly available to Morgan Stanley employees. Compensation of employees is reviewed on an annual basis. Considerations for adjustments in base salary and bonus decisions are typically paid and/or put into effect at, or shortly after, the firm’s fiscal year-end.

The firm also maintains the following arrangements:

•	Employment contracts for key investment professionals and senior leadership.

•	Notice and Non-Solicit agreements for Managing Directors and Executive Directors of the company.

SERVICE PROVIDERS

Administrator

BBH, 50 Post Office Square, Boston, MA 02110, acts as Administrator to the Trust pursuant to an Administrative Agency Agreement. As Administrator, BBH provides certain services to the Trust, including, among other responsibilities, administrative, tax, legal, accounting services, portfolio compliance monitoring, and financial reporting for the maintenance and operations of the Funds. In addition, BBH makes available the personnel and facilities to provide such services. In its capacity as Administrator, BBH does not have any responsibility or authority for the portfolio management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Pursuant to the Administrative Agency Agreement, the Trust has agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BBH in the performance of its duties.

Because the fund is new, the Funds have not yet paid BBH for administrative and fund accounting services.

Custodian

BBH also acts as Custodian to the Trust. In this capacity, BBH holds all cash and, directly or through a book entry system or an agent, securities of each Fund, delivers and receives payment for securities sold by such Fund, collects income from investments of each Fund and performs other duties as set forth in the Custodian Agreement between the Trust, on behalf of the Funds, and BBH. BBH does not participate in decisions relating to the purchase and sale of securities by the Funds.

Transfer Agent

ALPS Fund Services, Inc., 1290 Broadway, Suite 1100 Denver, Colorado 80203, acts as the Funds’ Transfer Agent and dividend disbursing agent pursuant to a Transfer Agency and Services Agreement with the Trust. ALPS Fund Services, Inc. is an affiliate of ALPS Distributors, Inc., the Funds’ principal underwriter.

Legal Counsel

Morgan Lewis & Bockius, LLP 1701 Market Street, Philadelphia, PA 19103-2921 serves as legal counsel to the Trust.

Goodwin Procter LLP 1900 N Street, N.W. Washington, D.C. 20036, serves as legal counsel to the Independent Trustees.

Independent Registered Public Accounting Firm

[                ] is the Funds’ independent registered public accounting firm, providing audit services, tax services and assistance with respect to filings with the SEC.

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

Parametric’s Sub-Advisory Agreement with the Adviser states that Parametric shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that Parametric shall only direct orders to an affiliated person of Parametric in accordance with Board-adopted procedures and/or the 1940 Act. In general, Parametric’s primary consideration in effecting a securities transaction will be execution at the most favorable cost or proceeds under the circumstances. In selecting a broker-dealer to execute each particular transaction, Parametric may take the following into consideration, among other things: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty of executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the relevant Fund on a continuing basis. The price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Parametric will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction.

Subject to such policies as the Adviser and the Board may determine, Parametric shall not be deemed to have acted unlawfully or to have breached any duty created by its Sub-Advisory Agreement or otherwise solely by reason of its having caused a Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to Parametric a commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if Parametric determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or

Parametric’s or the Adviser’s overall responsibilities with respect to the applicable Fund or other advisory clients. Parametric is further authorized to allocate the orders placed by it on behalf of the applicable Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Adviser or any affiliate of either. Such allocation shall be in such amounts and proportions as Parametric shall determine. Parametric shall report on such allocations regularly to the Adviser and the Trust, indicating the broker-dealers to whom such allocations have been made and the basis for such allocations. Parametric may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by Parametric will be in addition to and not in lieu of the services required to be performed by Parametric under its Sub-Advisory Agreement.

On occasions when Parametric deems the purchase or sale of a security to be in the best interest of the relevant Fund as well as other clients of Parametric, Parametric, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Parametric in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

CAPITAL STOCK

Shares issued by the Funds have no preemptive, conversion, or subscription rights. Shares issued and sold by the Funds are deemed to be validly issued, fully paid and non-assessable by the Trust. Shareholders have equal and exclusive rights as to dividends and distributions as declared by a Fund and to the net assets of a Fund upon liquidation or dissolution. Each Fund votes on all matters solely affecting the Fund (e.g., approval of the Advisory Agreement). All series of the Trust vote as a single class on matters affecting those series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law, without the approval of shareholders of any series.

DETERMINATION OF NET ASSET VALUE

The net asset value per share (NAV) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading. It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV of each Fund is determined by dividing the value of the Fund’s total net assets by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Board.

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

The Board has established a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies will be converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE. Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. Securities traded on an exchange on which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE. Swap contracts are marked to market daily based on quotations provided by an independent pricing service.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and the Funds’ Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and conducting a complete and thorough review of all new opening account applications. The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

REDEMPTIONS AND PURCHASES IN-KIND

The information provided below supplements the information contained in the Funds’ Prospectuses regarding the purchase and redemption of Fund shares.

Redemptions In-Kind

The Funds have reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules. Each Fund does not intend to hold more than 15% of its portfolio in illiquid investments that are assets. In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If a Fund held illiquid investments, such distribution may contain a pro rata portion of such illiquid investments or the Fund may determine, based on a materiality assessment, not to include illiquid investments in the in-kind redemption. Under normal circumstances, the Funds do not anticipate that they would selectively distribute a greater than pro rata portion of any illiquid investments to satisfy a redemption request. If such investments are included in the distribution, shareholders may not be able to liquidate such investments and may be required to hold such investments indefinitely. Shareholders’ ability to liquidate such investments distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the investments or by law. Shareholders may only be able to liquidate such investments distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these investments by the recipient.

Purchases In-Kind

Subject to the approval of the applicable Fund, an investor may purchase shares of the Fund with securities and other assets that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund’s valuation policies. These transactions will be effected only if the Adviser or Sub-adviser deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Funds reserve the right to amend or terminate this practice at any time.

DISTRIBUTIONS AND TAX INFORMATION

Distributions

Each Fund will make distributions of dividends and capital gains, if any, at least annually. A Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

All distributions will be reinvested in shares of the relevant Fund. Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested. In January of each year, each Fund will issue to each shareholder a statement of the U.S. federal income tax status of all distributions to each shareholder.

Tax Information

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Funds’ Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds’ Prospectus is not intended as a substitute for careful tax planning. The summary is very general, and except as expressly discussed below, does not address investors subject to special rules, such as non-U.S. investors and investors who hold shares through an individual retirement account, 401(k) or other tax-advantaged account. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

You are urged to consult your own tax advisor regarding your investment in the Funds.

Qualification as a Regulated Investment Company

Each Fund intends to elect and to continue to qualify to be treated as a RIC under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions. Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements applicable to RICs under the Code, so that the Fund will not be subject to any federal income or excise taxes. However, no Fund can give assurances that its distributions will be sufficient to eliminate all taxes. If a Fund fails to qualify as a RIC under Subchapter M of the Code and to qualify for certain relief provisions, it will be taxed as a regular corporation.

In order to qualify as a RIC, each Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to certain loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency, or other income (generally including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership (the “Qualifying Income Test”). Each Fund must also satisfy the following two asset diversification tests. At the end of each quarter of the Funds’ taxable year: (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other RICs, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs), the securities of any two or more issuers (other than the securities of other RICs) that the Fund controls (by owning 20% of the total combined voting power of all classes or stock entitled to vote of such issuers) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”). Each Fund must also distribute each taxable year to its shareholders at least the sum of 90% of the Fund’s net investment income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of the Fund’s net tax-exempt interest income, if any (the “Distribution Requirement”).

Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income or Asset Test in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If a Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, the Fund will be subject to federal income tax at the regular corporate rate (currently 21%) without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of any Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The treatment of capital loss carryovers for the Funds is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Federal Excise Tax

Notwithstanding the Distribution Requirement described above, which generally requires a Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of the calendar year at least 98% of its ordinary income for that year and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which a Fund paid no federal income tax). The Funds intend to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Funds may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirement for qualification as a RIC.

Distributions to Shareholders

Each Fund’s ordinary income generally consists of interest on investments and dividend income. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of a Fund, constitutes a Fund’s net investment income from which dividends may be paid to you.

Distributions of net investment income (other than distributions of exempt-interest dividends) and net short-term capital gains are taxable to shareholders at ordinary income tax rates or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares. Distributions by the Funds are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income on the securities they hold and the Funds report the distributions as qualified dividend income.

Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund’s assets before it calculates the net asset value) with respect to such dividend, (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder, (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in the Funds, such as pursuant to securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that a Fund receives from an ETF, an underlying fund taxable as a RIC or a REIT will be treated as qualified dividend income only to the extent so reported by such ETF, underlying fund or REIT. Certain of the Funds’ investment strategies may limit their ability to make distributions eligible for the reduced rates applicable to qualified dividend income.

Distributions by the Funds of their net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of a Fund’s net capital gains will be taxable as long-term capital gains for individual shareholders, currently set at a maximum rate of 20%, regardless of the length of time they have held their shares. Distributions from capital gains are generally made after applying any available capital loss carryforwards.

In the case of corporate shareholders of some Funds, a Fund’s distributions (other than capital gain distributions) generally qualify for the dividends received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by such Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. In view of the investment policy of the Tax Managed International Equity Fund, it is generally not expected that dividends from domestic corporations will be part of the gross income of the Fund and, accordingly, the distributions by the Fund are unlikely to be eligible for the dividends received deduction for corporate shareholders. In addition, certain of the other Funds’ investment strategies may limit their ability to make distributions eligible for the dividends received deduction.

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be re-characterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Capital gains distributions are not eligible for the dividends received deduction for corporate shareholders. There is no requirement that a Fund take into consideration any tax implications when implementing its investment strategy. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.

Distributions of capital gain and distributions of net investment income received shortly after the purchase of shares reduce the NAV of a Fund’s shares by the amount of the distribution. If you purchase shares just prior to a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you are taxed on the distribution even though, as an economic matter, the distribution represents a return of your investment. This is known as “buying a dividend” and should be avoided by taxable investors.

Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

A Fund (or its administrative agent) will inform you of the amount of your ordinary income dividends, qualified dividend income, exempt-interest dividends, and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may report and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Sales, Exchanges or Redemptions

Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain or a tax-exempt interest dividend distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution or disallowed to the extent of tax-exempt interest dividend distributions. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. For tax purposes, an exchange of Fund shares for shares of a different fund is the same as a sale.

Each Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to its shareholders cost basis information for purchases of Fund shares. Each Fund is also required to report whether these shares had a short-term or long-term holding period. For each sale of Fund shares, a Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, a Fund will use the default cost basis method which, if applicable, will be provided to you by your financial adviser in a separate communication. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting law applies to them. Shareholders also should carefully review the cost basis information provided to them by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Fund).

Backup Withholding

Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 24% in the case of a non-exempt shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to back-up withholding by the IRS for failure to properly report payments of interest or dividends; (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien). If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal tax liability if proper documentation is provided. The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

Foreign Taxes

Each Fund may invest in foreign securities and therefore may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% in value of the total assets of a Fund at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund, subject to certain exceptions. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of the Fund’s foreign source income (including any foreign income taxes paid by the Fund) and must treat the amounts so included as if the shareholder had paid the foreign tax directly. The shareholder is then entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns. If not more than 50% in value of the Fund’s total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund, subject to certain exceptions. In this case, these taxes will be taken as a deduction by the Fund.

A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.

Under certain circumstances, if a Fund receives a refund of foreign taxes paid in respect of a prior year, the value of Fund shares could be affected or any foreign tax credits or deductions passed through to shareholders in respect of the Fund’s foreign taxes for the current year could be reduced.

Tax Treatment of Complex Securities

The Funds may invest in complex securities and these investments may be subject to numerous special and complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. These rules could affect a Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses, and, in limited cases, subject the Fund to federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund. To the extent a Fund invests in an underlying fund that is taxable as a RIC, the following discussion regarding the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.

Any security or other position entered into or held by a Fund that substantially diminishes the Fund’s risk of loss from any other position held by the Fund may constitute a “straddle” for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short–term capital gain rather than long–term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short–term capital losses, be treated as long–term capital losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

If a Fund enters into a “constructive sale” of any appreciated financial position in its portfolio, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including, but not limited to: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon the Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of a Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

All or a portion of any loss realized upon a taxable disposition of securities held by the Fund will be disallowed under the Code’s “wash sale” rule if other substantially identical securities are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased securities will be adjusted to reflect the disallowed loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by each Fund. Under these rules, foreign exchange gain or loss realized with respect to debt securities and certain foreign currency forward contracts is treated as ordinary income or loss. Some part of a Fund’s gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements and for avoiding the excise tax described above. The Funds intend to monitor their transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in their books and records when they acquire any foreign currency or forward any foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of a Fund as a RIC and minimize the imposition of income and excise taxes.

If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. A Fund may have to distribute to its shareholders certain “phantom” income and gain the Fund accrues with respect to its investment in a PFIC in order to satisfy the Fund’s distribution requirement and to avoid imposition of the 4% excise tax described above. A Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. Amounts included in income each year by a Fund arising from a QEF election, will be “qualifying income” under the Qualifying Income Test (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.

A Fund may invest in REITs. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to the Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

REITs in which a Fund invests often do not provide complete and final tax information to the Funds until after the time that the Funds issue a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, a Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

Non-U.S. Investors

Any non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at a 30% rate (or a lower treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Funds are required to withhold 30% of certain ordinary dividends they pay to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A non-U.S. entity that invests in a Fund will need to provide such Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Funds should consult their tax advisors in this regard.

Tax Shelter Reporting Obligations

Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of RICs are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax-Exempt Shareholders

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Funds generally serve to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in a Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

The Funds’ shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from a Fund until a shareholder begins receiving payments from their retirement account.

State Taxes

Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that a Fund will not be liable for any corporate excise, income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes.

The foregoing discussion regarding federal and state income taxation is for general information only. It is based on tax laws and regulations as in effect on the date of this SAI and is subject to change by legislative or administrative action. Shareholders should consult their tax advisor concerning the federal, state, local, and foreign tax consequences of an investment in a Fund.

DISTRIBUTOR

ALPS Distributors, Inc. (“ALPS Distributors”), 1290 Broadway, Suite 1100, Denver Colorado 80203, acts as principal underwriter in a continuous public offering of the Funds’ shares. Pursuant to a distribution agreement (the “Distribution Agreement”) between ALPS Distributors and the Trust, on behalf of the Funds, ALPS Distributors acts as the Trust’s principal underwriter and distributor (the “Distributor”) and provides certain administration services and promotes and arranges for the sale of the Funds’ shares. ALPS Distributors is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority.

After its two year initial term, the Distribution Agreement between the Trust and ALPS Distributors continues in effect only if such continuance is specifically approved at least annually by the Board or the vote of a majority of each Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on a 60-day written notice when authorized by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board, including a majority of the Independent Trustees, or by ALPS Distributors on a 180-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

FINANCIAL STATEMENTS

Investors in the Funds will be informed of each Fund’s progress through periodic reports. Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.

APPENDIX A

PROXY VOTING POLICIES

The following information is a summary of the proxy voting guidelines for the Adviser and Parametric.

OLIVE STREET INVESTMENT ADVISERS, LLC (the “Adviser”)

PARAMETRIC PORTFOLIO ASSOCIATES LLC (“Parametric”)

I. BACKGROUND

In accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”), each registered investment adviser should adopt and implement written policies and procedures reasonably designed to ensure that it is voting proxies in the best interest of its clients, describe how material conflicts that arise between the investment adviser and clients are resolved, disclose how clients may obtain information on how the investment adviser voted proxies, and describe its proxy voting procedures and furnish a copy of such upon request. Furthermore, Rule 204-2 requires certain books and records related to proxy voting to be maintained by the investment adviser.

II. POLICY

The Adviser has contractually delegated the Funds’ proxy voting authority to Parametric Portfolio Associates LLC (“Parametric”). The Adviser’s Chief Compliance Officer, or his or her designee, monitors proxy voting guidelines and performs an annual review of each Fund’s proxy voting program to confirm that review, monitoring, and filing processes are satisfied. The Adviser will review Parametric’s proxy voting guidelines to ensure that they meet the standards set forth from time to time by the SEC. The Adviser will report to the Board as necessary regarding the compliance of the Adviser’s proxy voting guidelines and Parametric’s proxy voting guidelines with such SEC standards, including the procedures that the Adviser and Parametric use when a vote presents a conflict between the interest of Fund shareholders and those of the Adviser or Parametric, respectively. Parametric shall report to the Adviser on a regular basis, but not less than annually, any conflicts of interest that arose from proxy votes and how such conflicts were resolved. The Adviser shall provide such reports to the Board and will report to the Board at least annually on any conflicts of interest that arose from its own proxy votes and how such conflicts were resolved.

Though unanticipated, the Adviser, in certain instances, may be required to vote proxies of Funds’ portfolio holdings instead of Parametric. For such instances, the Adviser has delegated to Edward Jones the function of ensuring proxies for which the Adviser is responsible are voted in the best interest of the Funds’ shareholders and in accordance with the guidelines and procedures adopted by Edward Jones. Edward Jones utilizes the services of an independent, unaffiliated third-party proxy voting service in the administration of this function.

PARAMETRIC PORTFOLIO ASSOCIATES LLC

PROXY VOTING POLICIES AND PROCEDURES

Policy

Parametric Portfolio Associates LLC (“Parametric”) has adopted and implemented these policies and procedures which it believes are reasonably designed to ensure that proxies are voted in the best interests of clients, in accordance with its fiduciary obligations and applicable regulatory requirements. When it has been delegated the responsibility to vote proxies on behalf of a client, Parametric will generally vote them in accordance with its Proxy Voting Guidelines, attached hereto as Exhibit A. The Proxy Voting Guidelines are set and annually reviewed by the firm’s Proxy Voting Committee (the “Committee”). Parametric will consider potential conflicts of interest when voting proxies and disclose material conflicts to clients. Parametric will promptly provide these policies and procedures, as well as proxy voting records, to its clients upon request. As required, Parametric will retain appropriate proxy voting books and records. In the event that Parametric engages a third party proxy adviser to administer and vote proxies, it will evaluate its conflicts of interest procedures and confirm its abilities to vote proxies in the client’s best interest.

Regulatory Requirements

Rule 206(4)-6 under the Investment Advisers Act requires that an investment adviser that exercises voting authority over client proxies to adopt and implement policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of the client. The rule specifically requires that the policies and procedures describe how the adviser addresses material conflicts of interest with respect to proxy voting. The rule also requires an adviser to disclose to its clients information about those policies and procedures, and how the client may obtain information on how the adviser has voted the client’s proxies. In addition, Rule 204-2 under the Act requires an adviser to retain certain records related to proxy voting.

Responsibility

The Associate Investment Strategist (the “Coordinator”) is responsible for the day-to-day administration of the firm’s proxy voting practices. One or more Investment Strategy personnel are responsible for ensuring proxy ballots are received and voted in accordance with the firm’s Proxy Voting Guidelines (the “Guidelines”). The Director of Responsible Investing (the “Director”) is responsible for providing guidance with regard to the Proxy Voting Guidelines. The Committee is responsible for monitoring Parametric’s proxy voting practices and evaluating proxy advisers engaged to vote proxies on behalf of clients. The Committee is responsible for setting and annually reviewing the firm’s Proxy Voting Policies and Procedures and Proxy Voting Guidelines. The Compliance Department is responsible for annually reviewing these policies and procedures to verify that they are adequate, appropriate and effective.

Procedures

Parametric has adopted and implemented procedures to ensure the firm’s proxy voting policies are observed, executed properly and amended or updated, as appropriate. The procedures are summarized as follows:

New Accounts

•

Parametric is generally delegated the responsibility to vote proxies on behalf of clients. (This responsibility is typically established in the investment advisory agreement between the client and Parametric. If not set forth in the advisory agreement, Parametric will assume the responsibility to vote proxies on the client’s behalf unless it has received written instruction from the client not to.

•	When a new client account is established, Parametric will instruct the client’s custodian to forward all proxy materials to Institutional Shareholder Services (ISS).

•

On a weekly basis, the Coordinator performs a reconciliation of all new accounts to ensure that ISS is receiving the proxy ballots for all client accounts over which Parametric has voting authority. The Coordinator will work with a designated person in CRG with any discrepancies to Parametric’s proxy voting responsibilities are carried out.

Proxy Voting Administration

•

Parametric’s proxy voting is oversighted on a daily basis by the Coordinator, who is a member of Parametric’s Investment Strategy. The Coordinator is responsible for ensuring proxies are voted in accordance with Parametric’s Proxy Voting Guidelines.

•

The Director will review research and guidance issued by third party proxy voting analysts regarding proxy voting issues relevant to Parametric’s clients and monitor upcoming shareholder meetings and votes. The Director will provide guidance to the Coordinator with regard to the Proxy Voting Guidelines and how they apply to proxy ballots. The Director will ensure that rationale for votes cast is properly documented and reviewed by other Committee members, as warranted.

•

Parametric utilizes the ISS ProxyExchange platform to manage, track, reconcile and report proxy voting. Parametric relies on this application to ensure that all proxies are received and voted in timely manner.

•

In the unlikely event that a ballot proposal is not addressed by the Guidelines, the Coordinator will consult with the Director to confirm that the Proxy Voting Guidelines do not address the proxy issue. If confirmed, the Director may escalate the issue to the Committee for their consideration. The Committee can review research and guidance issued by third party proxy adviser when making a vote determination. A vote determination must be approved in writing by not less than two Committee members. The rationale for making the determination will be documented.

•

The Coordinator may abstain from voting a proxy on behalf of a client account if the economic effect on shareholders’ interests or the value of the holding is indeterminable or insignificant (e.g., the security is no longer held in the client portfolio) or if the cost of voting the proxy outweighs the potential benefit (e.g., international proxies which share blocking practices may impose trading restrictions).

•

In the rare occasions that accounts that do not hold public equities receive ballots, the Operations Team is responsible for monitoring those ballots. The Operations Team may work with the Coordinator or the Portfolio Management team to vote the ballots in the best interest of their holders.

•

The Coordinator also conducts periodic reviews for all active accounts of proxies that are not voted or that are voted inconsistent with firm policy to ensure that appropriate action was taken and documented. As needed the Coordinator will work with a designated person in CRG that handles proxy voting to reconcile any discrepancies in client accounts.

Proxy Voting Committee

•	Parametric has established a Committee which shall meet on a quarterly basis to oversee and monitor the firm’s proxy voting practices.

•

On an annual basis, the Committee will approve the firm’s Proxy Voting Policies and Procedures and Proxy Voting Guidelines to ensure they are current, appropriate and designed to serve the best interests of clients and fund shareholders.

Proxy Adviser Due Diligence

•

In the event that Parametric deems it to be in a client’s best interest to engage a third party proxy adviser, Parametric will exercise due diligence to ensure that it can provide objective research and recommendations.

This evaluation will consider the proxy adviser’s business and conflict of interest procedures, and confirm that the procedures address the firm’s conflicts.

•

On an annual basis, Parametric will monitor the performance of the proxy adviser and assess if changes have impacted their conflict of interest procedures. Initial and ongoing due diligence evaluations shall be documented in writing.

Conflicts of interest

•

The Compliance Department will identify and actively monitor potential conflicts of interest which may compromise the firm’s ability to vote a proxy ballot in the best interest of clients. Compliance will maintain a List of Potentially Conflicted Companies and provide it to Investment Strategy whenever it is updated. The list shall identify potential conflicts resulting from business relationships with clients, potential clients, service providers, and the firm’s affiliates.

•

All proxies are voted by Parametric in accordance with the firm’s Proxy Voting Guidelines. If a proxy ballot is received from an issuer on the List of Conflicted Companies and a proposal is not addressed by the Guidelines, the Coordinator will forward the issue to the Director to confirm that the Guidelines do not address the proposal. If confirmed, the Director will escalate the proposal to the Committee.

•

If the Committee determines a material conflict exists and a proposal is not addressed by the Guidelines, it will make a good faith determination as how to vote the proxy (which may include voting abstain on the proposal not covered by the Proxy Voting Guidelines). The Committee will provide appropriate instructions to the Coordinator.

Proxy Voting Disclosure Responsibilities

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As a sub-adviser to various mutual funds registered under the Investment Company Act of 1940, Parametric will, upon each fund’s request, compile and transmit in a timely manner all data required to be filed on Form N-PX to the appropriate fund’s administrator or third party service provider designated by the fund’s administrator.

•

Parametric will promptly report any material changes to these policies and procedures to its mutual fund clients to ensure that the revised policies and procedures may be properly reviewed by the funds’ Boards of Trustees and included in the funds’ annual registration statements.

Solicitations and Information Requests

•

Parametric’s proxy voting policies and procedures are summarized and described to clients in Item 17 of the firm’s Form ADV Brochure (Form ADV Part 2A). Parametric will promptly provide a copy of these proxy voting policies and procedures, which may be updated from time to time, to a client upon their request.

•

Parametric’s Form ADV Brochure discloses to clients how they may obtain information from Parametric about how it voted proxies on their behalf. Parametric will provide proxy voting information free of charge upon written request.

•

Parametric will not reveal or disclose to any third-party how it may have voted or intends to vote a proxy until its vote has been counted at the respective shareholder’s meeting. Parametric may in any event disclose its general voting guidelines. No employee of Parametric may accept any benefit in the solicitation of proxies.

Compliance Review

On an annual basis, the Compliance Department will review the firm’s proxy voting policies and procedures, as required per Rule 206(4)-7, to confirm that they are adequate, effective, and designed to ensure that proxies are voted in clients’ best interests.

Recordkeeping

Parametric will maintain, in an easily accessible place for a period of seven years, all requisite proxy voting books and records, including but not limited to: (1) proxy voting policies and procedures, (2) proxy statements received on behalf of client accounts, (3) proxies voted, (4) copies of any documents that were material to making a decision how to vote proxies, and (5) client requests for proxy voting records and Parametric’s written response to any client request.

Exhibit A

PARAMETRIC PORTFOLIO ASSOCIATES LLC

PROXY VOTING GUIDELINES

Stock ownership represents an opportunity to participate in the economic rewards of a long-lived asset and shareholder rights represent an important path to maximizing these benefits. Given this, Parametric expects the companies in which we invest to adhere to effective governance practices and consider their impact on the environment and the communities in which they operate. Our Proxy Voting Guidelines (the Guidelines) are designed to safeguard investor capital over the long-run by supporting qualified, independent boards that show accountability and responsiveness to shareholders and shareholder proposals that are prudent and relevant. In this effort, we consider the work of recognized corporate governance experts and outside research providers, as well as collaborative investor groups.

The Guidelines are reviewed annually and updated as needed. Below we summarize our guiding principles and key considerations for certain types of proposals. In addition to the guiding principles set forth below, Parametric will review research and guidance issued by third party proxy voting service providers in making voting determinations. Proposals that are not addressed by the Guidelines will be reviewed by the Proxy Committee and voted in the manner that best meets our guiding principles.

Board of Directors

Investors rely on the board of directors to oversee management and address reasonable shareholder concerns. Therefore, the independence, competence, and responsiveness of directors is paramount and assessing nominees is a major area of focus in our voting. We expect the board be free of conflicts of interest that would impair their ability to fairly represent the interests of shareholders and to have appropriate expertise. We believe that competent board members can be found throughout the wider population and a high degree of homogeneity on a board may signal the need for systematic improvement in the nomination process. Responsiveness includes a willingness to consider labor, human rights, and environmental issues pertinent to the business, in addition to more routine corporate governance issues. Parametric will vote for nominees who demonstrate these qualities and against individual directors, or the entire board, in their absence. We will generally support shareholder proposals for independent chairman/CEO roles and proxy access, with reasonable requirements.

Conditions that could trigger an against or withhold vote for individual directors or the entire board include:

•	Majority non-independent board, or lack of independence on key committees

•	Lack of gender diversity on the board (generally less than 30%)

•	Lack of any racial or ethnic diversity on the board

•	Insufficient attendance at meetings (generally less than 75%), or excessive number of outside boards

•	Failure to act on shareholder proposals that have received majority support

•	Poor governance practices such as actions to classify the board, or adopt a poison pill or amend bylaws or charter without shareholder approval

We believe that chairman of the board and CEO are different jobs that are best fulfilled by separate individuals, particularly for larger, more complex companies. We expect companies with combined roles to provide a clear rationale for the benefits and to put governance structures in place to protect against compromised oversight, such as a lead or presiding director.

In the case of contested elections, nominees will be subjected to similar analysis and expectations. In particular, dissident directors should present a more compelling strategy for improving company returns than the incumbent board.

Auditors

Investors rely on auditors to attest to the integrity of a company’s financial statements, without which the business could not be properly evaluated. It is essential that auditors be independent, accurate, fair in the fees charged, and not subject to conflicts of interest. Non-audit fees are expected to generally be no more than a quarter of all fees paid. Parametric will generally vote for ratification of auditors that meet this criteria and vote case-by-case on shareholder proposals for mandatory rotation.

Executive Compensation

Executive compensation is an especially complex issue. Properly structured compensation is essential to attracting and retaining effective corporate management. Poorly structured compensation can create perverse incentives and contribute to the erosion of public trust. Achieving an ideal compensation package is complicated by questions around how to measure performance and the extent to which management should be penalized or rewarded by factors outside of their control. In light of this, our primary concern is to be attuned to packages that are outside of generally accepted practices, in either magnitude or structure, and may incentivize perverse behavior or result in paying for failure. We believe that total shareholder return as well as other financial metrics can be an appropriate basis for measurement. We generally support compensation that is well-disclosed, reasonably in line with peers and total shareholder returns, and reflects longer-term strategic company goals. We support annual frequency for say on pay votes. In the case of equity based pay, we may oppose plans with the potential dilution of greater than 15%. In the case of severance agreements, we prefer arrangements that are triggered by both a change in control and termination, and are limited to no more than three times recent annual compensation.

Mergers & Acquisitions

Business combinations can be valuable strategic tool but many fail to live up to expectations. Each must be evaluated on a case by case basis. In addition to considering valuation, strategic rationale, any conflicts of interest and potential changes to the governance profile, we may also consider the impact on community stakeholders. We will generally support combinations that appear to have a high chance of improving shareholder value over the long-run.

Capital Structure

Obtaining additional capital may be necessary to finance vital projects and take advantage of opportunities for growth but this potential value must be weighed against any potentially negative impact on existing shareholders. Considerations for authorization of certain types of capital are as follows:

•

Common Stock—Voted case-by-case. The rationale for the increase and opportunity cost of not approving the request must overcome the dilutive impact. Prior use of authorized shares will also be considered. Requests for increases more than 100% of the existing authorization will generally be opposed, in the absence of a clear need. In the case of dual-class structure, increases in the class of stock with superior voting rights will be opposed.

•	Preferred Stock—Requests for preferred stock with clearly specified and reasonable terms will be supported. Requests for stock with unspecified terms (blank check) will be opposed.

•	Debt Restructuring—supported if bankruptcy is expected without restructuring, considered on a case by case otherwise.

Shareholder Rights

Without certain shareholder rights, investors’ votes can become useless. Broadly, we support proposals that enhance voting rights and vote against those that seek to undermine them. Furthermore, we will vote against/

withhold for directors that take actions to abridge shareholder rights. We believe that in most cases each common share should have one vote, and that a simple majority of voting shares should be all that is required to effect change.

•

Majority Voting Standard—In almost all cases, we prefer a majority vote standard for binding votes. We also expect management to be responsive to non-binding votes that have received majority support. In the case that there are more nominees than board seats, we support a plurality vote requirement.

•

Supermajority Requirements—We are generally opposed to supermajority vote requirements. However, in select cases we might actually support maintaining existing supermajority requirements as a means to protect minority shareholders if new owners seek to change charter or bylaws after a dilutive stock or warrant issuance.

•	Cumulative Voting—Although we do not generally prefer cumulative voting, it may be warranted in certain cases as a safeguard for shareholders and will therefore be evaluated on a case by case basis.

•

Confidential Voting—We support confidential voting systems in which management and shareholders receive only vote totals and individual proxies and ballots are made available only to vote tabulators and inspectors.

•

Right to call meetings and act by written consent—We support proposals that enhance shareholders’ ability to act independently of management, with reasonable requirements, and oppose any that preclude it.

•

Unequal Voting Rights—Dual-class capitalization structure with unequal voting rights is at odds with the principle that voting rights be commensurate with economic interest. We expect companies with unequal voting rights structures to have a clear rationale for the benefits and an overall governing structure that avoids potential issues related to management or board entrenchment.

•

Bundled Proposals—Individual proposals should never be bundled, however, in the case that they are, we will support the bundle if the combined effect is expected to be beneficial to shareholders and against if not.

•

Poison Pills—Although poison pills can be used legitimately, we are more concerned about their potential to be used as a management entrenchment device. We expect the board to provide clear rationale for the pill and submit it to a shareholder vote. We generally prefer shorter terms for pills and unequivocally oppose any features that limit the ability of future boards to eliminate it. We will support reasonably designed pills to protect net operating loss tax assets.

•	Access to the Proxy—We support providing shareholders the right to nominate director candidates on management’s proxy card, with certain requirements to help prevent abuse of this right.

•

Greenmail—Targeted share repurchases of stock from investors seeking control of the company is an inappropriate use of resources and discriminates against other shareholders. We support anti-greenmail provisions in a charter or bylaws. However, we vote against anti-greenmail proposals that have been bundled with proposals that we do not support.

Environmental and Social Shareholder Resolutions:

Shareholder resolutions are an important communication mechanism between the board and shareholders. In addition to supporting any of the shareholder resolutions on general governance mentioned previously, we also support resolutions that encourage the board to improve relevant policies and disclosures as well as take action on certain matters. Our guiding principles are that businesses must adhere to internationally recognized labor and human rights standards; be transparent around corporate practices involving weapons, repressive governments, public health and product safety; maintain accountability for lobbying and political contributions; and set and report on environmental performance goals related to the firm’s long-term strategy. We will not support resolutions on matters best left to the board’s discretion or addressed via legislation or regulation, or that would be unduly burdensome.

BRIDGE BUILDER TRUST

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	Agreement and Declaration of Trust.

	(i)	Agreement and Declaration of Trust is herein incorporated by reference to the Registration Statement filed on Form N-1A on March 3, 2013.

	(i)(A)	Amendment No. 1, dated September 8, 2021, to the Agreement and Declaration of Trust is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

	(ii)	Certificate of Trust is herein incorporated by reference to the Registration Statement filed on Form N-1A on March 3, 2013.

(b)	Amended and Restated By-Laws are herein incorporated by reference to the Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.

	(i)	Amendment No. 1, dated September 8, 2021, to the Amended and Restated By-Laws is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(c)	Instruments Defining Rights of Security Holders – See Article III and Article V of the Registrant’s Agreement and Declaration of Trust, which was filed on March 3, 2013. See also Article V of the Registrant’s By-Laws, which are herein incorporated by reference to the Registration Statement filed on Form N-1A on March 3, 2013.

(d)	(i)(A)	Investment Advisory Agreement is herein incorporated by reference to the Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.

	(i)(B)	Updated Schedule A to the Investment Advisory Agreement, dated as of February 19, 2015 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

	(i)(C)	Amendment to the Investment Advisory Agreement, dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

	(i)(D)	Amendment No. 2 to the Investment Advisory Agreement, dated __________________ – to be filed by amendment.

	(i)(E)	Form of Investment Advisory Agreement is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 48 on July 15, 2021.

	(ii)(A)	Investment Sub-Advisory Agreement (Robert W. Baird & Co., Inc.) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.

	(ii)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (Robert W. Baird & Co., Inc.), dated May 18, 2016 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 30 on October 27, 2016.

	(ii)(C)	Amendment No. 2 to the Investment Sub-Advisory Agreement (Robert W. Baird & Co., Inc.), dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

	(iii)(A)	Investment Sub-Advisory Agreement (J.P. Morgan Investment Management, Inc.) is herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.

	(iii)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (J.P. Morgan Investment Management, Inc.), dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(iii)(C)	Amendment No. 2 to the Investment Sub-Advisory Agreement (J.P. Morgan Investment Management, Inc.), dated December 1, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 42 on October 25, 2019.

(iv)(A)	Investment Sub-Advisory Agreement (PGIM, Inc., f/k/a Prudential Investment Management, Inc.) is herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.

(iv)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (PGIM, Inc., f/k/a Prudential Investment Management, Inc.) dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(v)(A)	Investment Sub-Advisory Agreement (Artisan Partners Limited Partnership) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(v)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (Artisan Partners Limited Partnership), dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(v)(C)	Amendment No. 2 to the Investment Sub-Advisory Agreement (Artisan Partners Limited Partnership), dated November 29, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 42 on October 25, 2019.

(v)(D)	Amendment No. 3 to the Investment Sub-Advisory Agreement (Artisan Partners Limited Partnership), dated June 8, 2020 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 46 on October 23, 2020.

(v)(E)	Amendment No. 4 to the Investment Sub-Advisory Agreement (Artisan Partners Limited Partnership), dated December 1, 2020 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(vi)(A)	Investment Sub-Advisory Agreement (Barrow, Hanley, Mewhinney & Strauss, LLC), dated November 17, 2020 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(vii)(A)	Investment Sub-Advisory Agreement (BlackRock Investment Management, LLC) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(vii)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (BlackRock Investment Management, LLC), dated May 18, 2016 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 30 on October 27, 2016.

(vii)(C)	Amendment No. 2 to the Investment Sub-Advisory Agreement (BlackRock Investment Management, LLC), dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(vii)(D)	Amendment No. 3 to the Investment Sub-Advisory Agreement (BlackRock Investment Management, LLC), dated October 1, 2018 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 38 on October 26, 2018.

(vii)(E)	Amendment No. 4 to the Investment Sub-Advisory Agreement (BlackRock Investment Management, LLC), dated December 1, 2020 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(vii)(F)	Amendment No. 5 to the Investment Sub-Advisory Agreement (BlackRock Investment Management, LLC), dated October 27, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(vii)(G)	Investment Sub-Sub-Advisory Agreement between BlackRock Investment Management, LLC and BlackRock International Limited, dated October 27, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(vii)(H)	Investment Sub-Sub-Advisory Agreement between BlackRock Investment Management, LLC and BlackRock (Singapore) Limited, dated October 27, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(viii)(A)	Investment Sub-Advisory Agreement (Boston Partners Global Investors, Inc.) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(viii)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (Boston Partners Global Investors, Inc.), dated May 18, 2016 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 30 on October 27, 2016.

(viii)(C)	Amendment No. 2 to the Investment Sub-Advisory Agreement (Boston Partners Global Investors, Inc.), dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(viii)(D)	Amendment No. 3 to the Investment Sub-Advisory Agreement (Boston Partners Global Investors, Inc.), dated November 14, 2019 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 46 on October 23, 2020.

(ix)(A)	Investment Sub-Advisory Agreement (Champlain Investment Partners, LLC) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(ix)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (Champlain Investment Partners, LLC), dated May 18, 2016 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 30 on October 27, 2016.

(ix)(C)	Amendment No. 2 to the Investment Sub-Advisory Agreement (Champlain Investment Partners, LLC), dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(ix)(D)	Amendment No. 3 to the Investment Sub-Advisory Agreement (Champlain Investment Partners, LLC), dated December 1, 2020 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(x)(A)	Investment Sub-Advisory Agreement (Eagle Asset Management, Inc.) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(x)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (Eagle Asset Management, Inc.), dated May 18, 2016 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 30 on October 27, 2016.

(x)(C)	Amendment No. 2 to the Investment Sub-Advisory Agreement (Eagle Asset Management, Inc.), dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(xi)(A)	Investment Sub-Advisory Agreement (Jennison Associates LLC) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(xi)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (Jennison Associates LLC), dated May 18, 2016 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 30 on October 27, 2016.

(xi)(C)	Amendment No. 2 to the Investment Sub-Advisory Agreement (Jennison Associates LLC), dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(xi)(D)	Amendment No. 3, effective December 1, 2017, to the Investment Sub-Advisory Agreement (Jennison Associates LLC) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 42 on October 25, 2019.

(xi)(E)	Amendment No. 4 to the Investment Sub-Advisory Agreement (Jennison Associates LLC), dated November 14, 2019 – is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 46 on October 23, 2020.

(xii)(A)	Investment Sub-Advisory Agreement (Lazard Asset Management LLC) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(xii)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (Lazard Asset Management LLC), dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(xii)(C)	Amendment No. 2 to the Investment Sub-Advisory Agreement (Lazard Asset Management LLC), dated November 28, 2018 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 42 on October 25, 2019.

(xii)(D)	Amendment No. 3 to the Investment Sub-Advisory Agreement (Lazard Asset Management, LLC), dated December 1, 2020 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xiii)(A)	Investment Sub-Advisory Agreement (Sustainable Growth Advisors, LP), dated July 1, 2018 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 38 on October 26, 2018.

(xiii)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (Sustainable Growth Advisors, LP), dated November 28, 2018 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 42 on October 25, 2019.

(xiv)(A)	Investment Sub-Advisory Agreement (Silvercrest Asset Management Group LLC) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(xiv)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (Silvercrest Asset Management Group LLC), dated May 18, 2016 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 30 on October 27, 2016.

(xiv)(C)	Amendment No. 2 to the Investment Sub-Advisory Agreement (Silvercrest Asset Management Group LLC), dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(xiv)(D)	Amendment No. 3 to the Investment Sub-Advisory Agreement (Silvercrest Asset Management Group LLC), dated December 1, 2020 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xv)(A)	Investment Sub-Advisory Agreement (Vaughan Nelson Investment Management, LP) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(xv)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (Vaughan Nelson Investment Management, LP), dated May 18, 2016 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 30 on October 27, 2016.

(xv)(C)	Amendment No. 2 to the Investment Sub-Advisory Agreement (Vaughan Nelson Investment Management, LP), dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(xv)(D)	Amendment No. 3 to the Investment Sub-Advisory Agreement (Vaughan Nelson Investment Management, LP), dated August 23, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(xvi)(A)	Investment Sub-Advisory Agreement (Wellington Management Company, LLP) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(xvi)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (Wellington Management Company, LLP), dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(xvi)(C)	Amendment No. 2 to the Investment Sub-Advisory Agreement (Wellington Management Company, LLP), dated November 28, 2018 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 42 on October 25, 2019.

(xvi)(D)	Amendment No. 3 to the Investment Sub-Advisory Agreement (Wellington Management Company, LLP), dated December 1, 2020 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xvii)(A)	Amended and Restated Investment Sub-Advisory Agreement (T. Rowe Price Associates, Inc.), dated April 15, 2020 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 46 on October 23, 2020.

(xvii)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (T. Rowe Price Associates, Inc.), dated December 1, 2020 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xviii)(A)	Investment Sub-Advisory Agreement (FIAM LLC, f/k/a Pyramis Global Advisors, LLC) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 21 on September 8, 2015.

(xviii)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (FIAM LLC, f/k/a Pyramis Global Advisors, LLC) dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(xviii)(C)	Amendment No. 2 to the Investment Sub-Advisory Agreement (FIAM LLC) dated December 1, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 42 on October 25, 2019.

(xviii)(D)	Amendment No. 3 to the Investment Sub-Advisory Agreement (FIAM LLC), dated November 14, 2019 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 46 on October 23, 2020.

(xix)(A)	Investment Sub-Advisory Agreement (Metropolitan West Asset Management, LLC) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 14 on July 6, 2015.

(xix)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (Metropolitan West Asset Management, LLC), dated May 18, 2016 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 30 on October 27, 2016.

(xix)(C)	Amendment No. 2 to the Investment Sub-Advisory Agreement (Metropolitan West Asset Management, LLC), dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(xx)(A)	Investment Sub-Advisory Agreement (Loomis Sayles & Company, L.P.) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 14 on July 6, 2015.

(xx)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (Loomis Sayles & Company, L.P.), dated May 18, 2016 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 30 on October 27, 2016.

(xx)(C)	Amendment No. 2 to the Investment Sub-Advisory Agreement (Loomis Sayles & Company, L.P.), dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(xx)(D)	Amendment No. 3 to the Investment Sub-Advisory Agreement (Loomis Sayles & Company, L.P.), dated October 1, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 42 on October 25, 2019.

(xx)(E)	Amendment No. 4 to the Investment Sub-Advisory Agreement (Loomis Sayles & Company, L.P.), dated November 14, 2019 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 46 on October 23, 2020.

(xx)(F)	Amendment No. 5 to the Investment Sub-Advisory Agreement (Loomis Sayles & Company, L.P.) dated February 26, 2020 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 46 on October 23, 2020.

(xxi)(A)	Investment Sub-Advisory Agreement (Baillie Gifford Overseas Limited) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 14 on July 6, 2015.

(xxi)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (Baillie Gifford Overseas Limited), dated May 18, 2016 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 30 on October 27, 2016.

(xxi)(C)	Amendment No. 2 to the Investment Sub-Advisory Agreement (Baillie Gifford Overseas Limited), dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(xxi)(D)	Amendment No. 3 to the Investment Sub-Advisory Agreement (Baillie Gifford Overseas Limited), dated November 14, 2019 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 46 on October 23, 2020.

(xxii)(A)	Investment Sub-Advisory Agreement (Mondrian Investment Partners Limited) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 14 on July 6, 2015.

(xxii)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (Mondrian Investment Partners Limited), dated May 18, 2016 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 30 on October 27, 2016.

(xxii)(C)	Amendment No. 2 to the Investment Sub-Advisory Agreement (Mondrian Investment Partners Limited), dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(xxii)(D)	Amendment No. 3 to the Investment Sub-Advisory Agreement (Mondrian Investment Partners Limited), dated November 28, 2018 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 42 on October 25, 2019.

(xxiii)(A)	Investment Sub-Advisory Agreement (WCM Investment Management) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 14 on July 6, 2015.

(xxiii)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (WCM Investment Management), dated May 18, 2016 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 30 on October 27, 2016.

(xxiii)(C)	Amendment No. 2 to the Investment Sub-Advisory Agreement (WCM Investment Management), dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(xxiv)(A)	Investment Sub-Advisory Agreement (Stephens Investment Management Group, LLC) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 21 on September 8, 2015.

(xxiv)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (Stephens Investment Management Group, LLC), dated May 18, 2016 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 30 on October 27, 2016.

(xxiv)(C)	Amendment No. 2 to the Investment Sub-Advisory Agreement (Stephens Investment Management Group, LLC), dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(xxiv)(D)	Amendment No. 3 to the Investment Sub-Advisory Agreement (Stephens Investment Management Group LLC), dated December 1, 2020 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xxv)(A)	Amended and Restated Investment Sub-Advisory Agreement (LSV Asset Management), dated April 14, 2020 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 46 on October 23, 2020.

(xxvi)(A)	Investment Sub-Advisory Agreement (Pacific Investment Management Company), dated March 27, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(xxvi)(B)	Amendment to the Investment Sub-Advisory Agreement (Pacific Investment Management Company), dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(xxvii)(A)	Investment Sub-Advisory Agreement (Pzena Investment Management LLC), dated October 15, 2016 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(xxvii)(B)	Amendment No. 1 to the Investment Sub-Advisory Agreement (Pzena Investment Management LLC), dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(xxviii)(A)	Investment Sub-Advisory Agreement (Diamond Hill Capital Management, Inc.), dated December 1, 2018 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 42 on October 25, 2019.

	(xxviii)(B)	Amendment No. 1 to Investment Sub-Advisory Agreement (Diamond Hill Capital Management, Inc.), dated April 13, 2020 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 46 on October 23, 2020.

	(xxix)(A)	Investment Sub-Advisory Agreement (Massachusetts Financial Services Company (d/b/a MFS Investment Management)), dated December 1, 2018 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 42 on October 25, 2019.

	(xxx)(A)	Investment Sub-Advisory Agreement (MacKay Shields LLC), dated January 6, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

	(xxxi)(A)	Investment Sub-Advisory Agreement (American Century Investment Management, Inc.), dated June 2, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

	(xxxii)(A)	Investment Sub-Advisory Agreement (Marathon Asset Management Limited), dated August 23, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

	(xxxiii)(A)	Investment Sub-Advisory Agreement (Driehaus Capital Management LLC), dated September 9, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

	(xxxiv)(A)	Investment Sub-Advisory Agreement (Victory Capital Management Inc.) dated September 9, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

	(xxxv)(A)	Investment Sub-Advisory Agreement (Parametric Portfolio Associates LLC) dated______________– to be filed by amendment.

	(xxxvi)(A)	Investment Sub-Advisory Agreement (Barrow, Hanley, Mewhinney & Strauss, LLC) dated______________–to be filed by amendment.

	(xxxvii) (A)	Investment Sub-Advisory Agreement (ClearBridge Investments, LLC) dated______________ – to be filed by amendment.

	(xxxviii) (A)	Investment Sub-Advisory Agreement (T. Rowe Price Associates, Inc.) dated______________ – to be filed by amendment.

	(xxxix) (A)	Investment Sub-Advisory Agreement (AllianceBernstein L.P.) dated______________ – to be filed by amendment.

	(xl) (A)	Investment Sub-Advisory Agreement (Goldman Sachs Asset Management, L.P.) dated______________ – to be filed by amendment.

	(xli)(A)	Investment Sub-Advisory Agreement (J.P. Morgan Investment Management) dated______________ – to be filed by amendment.

	(xlii)(A)	Investment Sub-Advisory Agreement (Neuberger Berman Investment Advisers LLC) dated______________ – to be filed by amendment.

	(xliii)(A)	Investment Sub-Advisory Agreement (Allspring Global Investments LLC) dated______________– to be filed by amendment.

	(xliv)(A)	Investment Sub-Advisory Agreement (Pzena Investment Management, LLC) dated______________– to be filed by amendment.

	(xlv)(A)	Investment Sub-Advisory Agreement (Walter Scott & Partners Limited) dated______________ – to be filed by amendment.

(e)	(i)(A)	Distribution Agreement (ALPS Distributors, Inc.), dated May 17, 2019 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 42 on October 25, 2019.

	(i)(B)	Amendment No. 1 to the Distribution Agreement (ALPS Distributors, Inc) dated May 26, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 48 on July 15, 2021.

	(i)(C)	Amendment No. 2 to the Distribution Agreement (ALPS Distributors, Inc) dated _____________– to be filed by amendment.

(f)		Bonus or Profit Sharing Contracts – not applicable.

(g)	(i)(A)	Custodian Agreement (Brown Brothers Harriman & Co.), dated April 25, 2019 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 42 on October 25, 2019.

	(i)(B)	Amendment to the Custodian Agreement (Brown Brothers Harriman & Co.), dated May 26, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 48 on July 15, 2021

	(i)(C)	Amendment No. 2 to the Custodian Agreement (Brown Brothers Harriman & Co.), dated ______________ – to be filed by amendment.

(h)		Other Material Contracts

	(i)(A)	Transfer Agency and Services Agreement (ALPS Fund Services, Inc.), dated May 1, 2019 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 42 on October 25, 2019.

	(i)(B)	Amendment 1 to the Transfer Agency and Services Agreement (ALPS Fund Services, Inc.) dated May 26, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 48 on July 15, 2021.

	(i)(C)	Amendment 2 to the Transfer Agency and Services Agreement (ALPS Fund Services, Inc.) dated _____________ – to be filed by amendment.

	(i)(D)	Administrative Agency Agreement (Brown Brothers Harriman & Co.), dated April 25, 2019 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 42 on October 25, 2019.

	(i)(E)	Amendment to the Administrative Agency Agreement (Brown Brothers Harriman & Co.) dated May 26, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 48 on July 15, 2021.

	(i)(F)	Amendment No. 2 to the Administrative Agency Agreement (Brown Brothers Harriman & Co.) dated ________________– to be filed by amendment.

	(i)(G)	Fund Accounting Services Addendum to Administrative Agency Agreement (Brown Brothers Harriman & Co.) dated November 20, 2019 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 46 on October 23, 2020.

	(ii)(A)	Amended and Restated Operating Expenses Limitation Agreement dated February 19, 2015 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

	(ii)(B)	Updated Schedule A to the Operating Expenses Limitation Agreement dated August 18, 2015 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 21 on September 8, 2015.

	(ii)(C)	Amendment No. 1 to the Amended and Restated Operating Expenses Limitation Agreement dated February 26, 2020 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 46 on October 23, 2020.

	(ii)(D)	Amendment No. 2 to the Amended and Restated Operating Expenses Limitation Agreement dated February 24, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

	(ii)(E)	Amendment No. 3 to the Amended and Restated Operating Expenses Limitation Agreement dated ______________ – to be filed by amendment.

	(ii)(E)	Fee Waiver Letter is herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.

	(ii)(F)	Core Bond Fund Fee Waiver Letter dated October 28, 2014 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

	(ii)(G)	Equity Funds Fee Waiver Letter dated February 19, 2015 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

	(ii)(H)	Core Plus Bond Fund and International Equity Fund Fee Waiver Letter dated July 1, 2015 – is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 14 on July 6, 2015.

	(ii)(I)	Fee Waiver Letter dated September 1, 2015 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 21 on September 8, 2015.

	(ii)(J)	Fee Waiver Letter dated October 1, 2016 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 30 on October 27, 2016.

	(ii)(K)	Fee Waiver Letter dated June 9, 2017 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

	(ii)(L)	Fee Waiver Letter dated May 10, 2018 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 38 on October 26, 2018.

	(ii)(M)	Fee Waiver Letter dated May 7, 2019 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 42 on October 25, 2019.

	(ii)(N)	Fee Waiver Letter dated February 26, 2020 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 46 on October 23, 2020.

	(ii)(O)	Fee Waiver Letter dated February 24, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

	(ii)(P)	Tax Managed Funds Fee Waiver Letter dated ________________–_to be filed by amendment.

	(iii)(A)	Power of Attorney dated September 8, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(i)		Legal Opinion and Consent – to be filed by amendment.

(j)		Consent of Independent Registered Public Accounting Firm – not applicable.

(k)		Omitted Financial Statements – not applicable.

(l)		Subscription Agreement is herein incorporated by reference to the Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.

(m)		Rule 12b-1 Plan – not applicable.

(n)		Rule 18f-3 Plan – not applicable.

(o)		Reserved.

(p)		Codes of Ethics

	(i)	Olive Street Investment Advisers, LLC (Adviser), dated September 20, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

	(ii)	ALPS Distributors, Inc. (Principal Underwriter), dated September 1, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

	(iii)	Bridge Builder Trust (Registrant), dated February 20, 2014 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

	(iv)	PGIM, Inc. (f/k/a Prudential Investment Management, Inc.) (Sub-Adviser), dated February 5, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

	(v)	Robert W. Baird & Company, Incorporated (Sub-Adviser) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 46 on October 23, 2020.

	(vi)	J.P. Morgan Investment Management (Sub-Adviser), dated July 2, 2021 – filed herewith.

	(vii)	Artisan Partners Limited Partnership (Sub-Adviser), dated August 11, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(viii)	Barrow, Hanley, Mewhinney & Strauss, LLC (Sub-Adviser) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(ix)	BlackRock Investment Management, LLC (Sub-Adviser), BlackRock International Limited (Sub-sub-Adviser) and BlackRock (Singapore) Limited (Sub-sub-Adviser), is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 46 on October 23, 2020.

(x)	Boston Partners Global Investors, Inc. (Sub-Adviser), dated May 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xi)	Champlain Investment Partners, LLC (Sub-Adviser), dated February 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xii)	Eagle Asset Management, Inc. (Sub-Adviser), dated December 31, 2020 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xiii)	Jennison Associates LLC (Sub-Adviser) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 46 on October 23, 2020.

(xiv)	Lazard Asset Management LLC (Sub-Adviser), dated December 2020 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xv)	FIAM LLC (f/k/a Pyramis Global Advisors, LLC) (Sub-Adviser), dated February 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xvi)	Silvercrest Asset Management Group LLC (Sub-Adviser) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 42 on October 25, 2019.

(xvii)	Sustainable Growth Advisers, LP (Sub-Adviser) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 34 on October 27, 2017.

(xviii)	T. Rowe Price Associates, Inc. (Sub-Adviser), dated March 1, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xix)	Vaughan Nelson Investment Management, LP (Sub-Adviser), dated March 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xx)	Wellington Management Company, LLP (Sub-Adviser), dated July 1, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xxi)	Loomis, Sayles & Company, L.P. (Sub-Adviser), dated December 16, 2020 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xxii)	Metropolitan West Asset Management, LLC (subsidiary of The TCW Group) (Sub-Adviser), dated June 14, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xxiii)	Baillie Gifford Overseas Limited (Sub-Adviser), dated May 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xxiv)	Mondrian Investment Partners Limited (Sub-Adviser), dated May 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xxv)	WCM Investment Management (Sub-Adviser), dated May 1, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xxvi)	Stephens Investment Management Group, LLC (Sub-Adviser) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 46 on October 23, 2020.

(xxvii)	LSV Asset Management (Sub-Adviser), dated March 3, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xxviii)	Pzena Investment Management, LLC (Sub-Adviser) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 46 on October 23, 2020.

(xxix)	Pacific Investment Management Company LLC (Sub-Adviser), dated July 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xxx)	Diamond Hill Capital Management, Inc. (Sub-Adviser), dated July 31, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xxxi)	Massachusetts Financial Services Company (d/b/a MFS Investment Management) (Sub-Adviser), dated January 1, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xxxii)	MacKay Shields LLC (Sub-Adviser), dated June 2020 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xxxiii)	American Century Investment Management, Inc. (Sub-Adviser), dated January 1, 2021 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xxxiv)	Marathon Asset Management Limited (Sub-Adviser), dated November 2020 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xxxv)	Driehaus Capital Management LLC (Sub-Adviser), dated January 2, 2020 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xxxvi)	Victory Capital Management Inc. (Sub-Adviser) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 50 on October 27, 2021.

(xxxvii)	Parametric Portfolio Associates LLC (Sub-Adviser), dated June 1, 2021 – filed herewith.

(xxxviii)	ClearBridge Investments, LLC (Sub-Adviser), dated May 15, 2017 – filed herewith.

(xxxix)	AllianceBernstein L.P. (Sub-Adviser), dated January 2021 – filed herewith.

(xl)	Goldman Sachs Asset Management, L.P. (Sub-Adviser), dated November 17, 2010 – filed herewith.

(xli)	Neuberger Berman Investment Advisers LLC (Sub-Adviser), dated January 26, 2021 – filed herewith.

(xlii)	Allspring Global Investments LLC (Sub-Adviser), dated November 1, 2021 – filed herewith.

(xliii)	Walter Scott & Partners Limited (Sub-Adviser), dated August 2021 – filed herewith.

Item 29. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification.

Reference is made to Article VII of the Registrant’s Declaration of Trust and Article VI of Registrant’s Bylaws, as was filed on March 3, 2013 and are incorporated herein by reference. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

The Trust has also agreed to contractually provide each Trustee with assurance that indemnification will be available. The agreement between the Trust and each Trustee, in addition to delineating certain procedural aspects relating to indemnification and advancement of expenses, provides that the Trust shall indemnify and hold harmless the Trustee against any and all expenses as defined therein actually incurred or paid by the Trustee in any proceeding as defined therein in connection with the Trustee’s service to the Trust, unless indemnification is limited as set forth in the agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of the Investment Adviser.

With respect to the investment adviser (Olive Street Investment Advisers, LLC), the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-77754), dated July 28, 2021. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to the investment sub-advisers and investment sub-sub-advisers (referred to collectively in this Item 31 as the “Sub-Advisers”), the response to this item will be incorporated by reference to the Sub-Advisers’ Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC. Each Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Sub-Adviser	File Number
Robert W. Baird & Company, Incorporated	801-7571
JP Morgan Investment Management	801-21011
PGIM, Inc. (f/k/a Prudential Investment Management, Inc.)	801-22808
Artisan Partners Limited Partnership	801-70101
Barrow, Hanley, Mewhinney & Strauss, LLC	801-31237
BlackRock Investment Management, LLC	801-56972
BlackRock International Limited	801-51087
BlackRock (Singapore) Limited	801-76926
Boston Partners Global Investors, Inc.	801-61786
Champlain Investment Partners, LLC	801-63424
Eagle Asset Management, Inc.	801-21343
Jennison Associates LLC	801-5608
Lazard Asset Management LLC	801-61701
Silvercrest Asset Management Group LLC	801-61004
Sustainable Growth Advisers, LP	801-62151
Vaughan Nelson Investment Management, LP	801-51795
Wellington Management Company, LLP	801-15908
Baillie Gifford Overseas Limited	801-21051
Mondrian Investment Partners Limited	801-37702
WCM Investment Management	801-11916
Loomis Sayles & Company, L.P.	801-170
Metropolitan West Asset Management, LLC	801-53332
T. Rowe Price Associates, Inc.	801-856
FIAM LLC (f/k/a Pyramis Global Advisors, LLC)	801-63658
Stephens Investment Management Group, LLC	801-64675
LSV Asset Management	801-47689
Pzena Investment Management, LLC	801-50838
Pacific Investment Management Company LLC	801-48187
Massachusetts Financial Services Company	801-17352
Diamond Hill Capital Management, Inc.	801-32176
MacKay Shields LLC	801-5594
American Century Investment Management, Inc.	801-8174
Marathon Asset Management Limited	801-63397
Driehaus Capital Management LLC	801-18439
Victory Capital Management Inc.	801-46878
Parametric Portfolio Associates LLC	801-60485
ClearBridge Investments, LLC	801-64710
AllianceBernstein L.P.	801-56720
Goldman Sachs Asset Management, L.P.	801-37591
Neuberger Berman Investment Advisers LLC	801-61757
Allspring Global Investments LLC	801-21122
Walter Scott & Partners Limited	801-19420

As of December 31, 2021

Item 32. Principal Underwriters.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1WS Credit Income Fund, 1290 Funds, Aberdeen Standard Investments ETFs, Alpha Alternative Assets Fund, ALPS Series Trust, Alternative Credit Income Fund, The Arbitrage Funds, AQR Funds, Axonic Alternative Income Fund, Axonic Funds, , BBH Trust, Bluerock Total Income+ Real Estate Fund, Brandes Investment Trust, Bridge Builder Trust, Broadstone Real Estate Access Fund, Brown Advisory Funds, Brown Capital Management Mutual Funds, Cambria ETF Trust, Centre Funds, CIM Real Assets & Credit Fund, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, CRM Mutual Fund Trust, Cullen Funds Trust, DBX ETF Trust, ETF Series Solutions, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, FS Multi-Alternative Income Fund, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Graniteshares ETF Trust, Griffin Institutional Access Credit Fund, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., IndexIQ Active ETF Trust, Index IQ ETF Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mass Mutual (fka Barings Funds Trust), Meridian Fund, Inc., Natixis ETF Trust, Natixis ETF Trust II, Popular High Grade Fixed-Income Fund, Inc., Popular Total Return Fund, Inc., Popular Income Plus Fund, Inc., PRIMECAP Odyssey Funds, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Puerto Rico Residents Tax Free Bond Fund I, Inc., Puerto Rico Residents Tax Free Funds, Inc., Puerto Rico Residents Tax Free Funds II, Inc., Puerto Rico Residents Tax Free Funds III, Inc., Puerto Rico Residents Tax Free Funds IV, Inc., Puerto Rico Residents Tax Free Funds V, Inc., Puerto Rico Residents Tax Free Funds VI, Inc. Reaves Utility Income Fund, RiverNorth Funds, RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc., SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott Funds Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VI, Stone Ridge Residential Real Estate Income Fund I, Inc., USCF ETF Trust, Wasatch Funds, WesMark Funds, Wilmington Funds, XAI Octagon Credit Trust, X-Square Balanced Fund and YieldStreet Prism Fund.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Registrant
Stephen Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Jason White**	Secretary	None
Patrick J. Pedonti **	Vice President, Treasurer and Assistant Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.
**	The principal business address for Messrs. Pedonti and Frank is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c) Not applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Custodian and Administrator	Brown Brothers Harriman & Co., 50 Post Office Square Boston, MA 02110

Registrant’s Distributor	ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, CO 80203

Registrant’s Transfer Agent	ALPS Fund Services, Inc. 1290 Broadway, Suite 1000 Denver, CO 80203

Registrant’s Investment Adviser	Olive Street Investment Advisers, LLC 12555 Manchester Road St. Louis, MO 63131

Registrant’s Investment Sub-Advisers	Robert W. Baird & Company, Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202

JPMorgan Investment Management 270 Park Avenue New York, NY 10017

PGIM, Inc. 655 Broad Street Newark, NJ 07102

Artisan Partners Limited Partnership 875 East Wisconsin Avenue, Suite 800 Milwaukee, WI 53202

Barrow, Hanley, Mewhinney & Strauss LLC, 2200 Ross Avenue, 31st Floor Dallas, TX 75201

BlackRock Investment Management, LLC 1 University Square Drive Princeton, New Jersey 08540

BlackRock International Limited Exchange Place 1 1 Semple Street Edinburgh, United Kingdom EH3 8BL

BlackRock (Singapore) Limited Twenty Anson, 20 Anson Road #18-01 Singapore 79912

Boston Partners Global Investors, Inc. 909 Third Avenue, 32nd Floor New York, NY 10022

Champlain Investment Partners, LLC 180 Battery Street, Suite 400 Burlington, VT 05401

Eagle Asset Management, Inc. 880 Carillon Parkway St. Petersburg, FL 33716

Jennison Associates LLC 466 Lexington Avenue New York, NY 10017

Lazard Asset Management LLC 30 Rockefeller Plaza, 55th Floor New York, NY 10112

Sustainable Growth Advisers, LP 301 Tresser Boulevard, Suite 1310 Stamford, CT 06901

Silvercrest Asset Management Group LLC 1330 Avenue of the Americas, 38th Floor New York, NY 10019

Vaughan Nelson Investment Management, LP 3800 Travis, Suite 6300 Houston, TX 77002

Wellington Management Company, LLP 280 Congress Street Boston, MA 02210

Baillie Gifford Overseas Limited Calton Square, 1 Greenside Row Edinburgh, EH1 3AN

Mondrian Investment Partners Limited 10 Greshman Street London DC2V 7JD United Kingdom

WCM Investment Management 281 Brooks Street Laguna Beach, CA 92651

Loomis Sayles & Company, L.P. One Financial Center Boston, MA 02111

Metropolitan West Asset Management, LLC 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017

T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202

FIAM LLC 900 Salem Street Smithfield, RI 02917

Stephens Investment Management Group, LLC 111 Center Street Little Rock, AR 72201

LSV Asset Management 155 North Wacker Drive, Suite 4600 Chicago, IL 60606

Pzena Investment Management, LLC 320 Park Avenue, 8th Floor New York, NY 10022

Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, CA 92660

Diamond Hill Capital Management, Inc. 325 John H. McConnell Blvd., Suite 200 Columbus, OH 43220

Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199

MacKay Shields LLC 1345 Avenue of the Americas New York, New York 10105

American Century Investment Management, Inc. 4500 Main Street Kansas City, Missouri 64111

Marathon Asset Management Limited Orion House 5 Upper St Martin’s Lane London, United Kingdom WC2H 9EA

Driehaus Capital Management LLC 25 East Erie Street Chicago IL 60611

Victory Capital Management Inc. 15935 La Cantera Parkway San Antonio, TX 78256

Parametric Portfolio Associates LLC 800 fifth Avenue Suite 2800 Seattle, WA 98104

ClearBridge Investments, LLC 620 8th Avenue New York, NY 10018

AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105

Goldman Sachs Asset Management, L.P. 200 West Street New York, NY 10282

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104

Allspring Global Investments LLC 420 Montgomery Street San Francisco, CA 94163

Walter Scott & Partners Limited One Charlotte Square Edinburgh, EH2 4DR, Scotland

Item 34. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of St. Louis and State of Missouri, on the 25th day of February, 2022.

BRIDGE BUILDER TRUST

/s/ William Fiala*
By: William Fiala, Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 56 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jean Carter*	Trustee	February 25, 2022
Jean Carter /s/ William Fiala*	Trustee	February 25, 2022
William Fiala /s/ Michelle Keeley*	Trustee	February 25, 2022
Michelle Keeley /s/ Merry Mosbacher*	Trustee	February 25, 2022
Merry Mosbacher /s/ John Tesoro*	Trustee	February 25, 2022
John Tesoro /s/ Julius A. Drelick III	President	February 25, 2022
Julius A. Drelick III

/s/ Aaron J. Masek	Treasurer and Principal Financial Officer	February 25, 2022
Aaron J. Masek

*By: /s/ Evan S. Posner
Evan S. Posner

*	Attorney-in-fact pursuant to Powers of Attorney dated September 8, 2021.

Exhibit Index

Exhibit No.		Exhibit

(p)	(vi)	J.P. Morgan Investment Management (Sub-Adviser)

(p)	(xxxvii)	Parametric Portfolio Associates LLC (Sub-Adviser)

(p)	(xxxviii)	ClearBridge Investments, LLC (Sub-Adviser)

(p)	(xxxix)	AllianceBernstein L.P. (Sub-Adviser)

(p)	(xl)	Goldman Sachs Asset Management, L.P. (Sub-Adviser)

(p)	(xli)	Neuberger Berman Investment Advisers LLC (Sub-Adviser)

(p)	(xlii)	Allspring Global Investments LLC (Sub-Adviser)

(p)	(xliii)	Walter Scott & Partners (Sub-Adviser)